UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Conservative
Income Bond Fund

May 31, 2012

1.924094.101

FCV-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 63.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.2%
Automobiles - 6.2%
Daimler Finance North America LLC:
1.2492% 4/10/14 (b)(c)	$ 15,000,000	$ 15,008,100
1.6736% 9/13/13 (b)(c)	21,165,000	21,303,123
1.7992% 7/11/13 (b)(c)	4,600,000	4,637,173
Volkswagen International Finance NV:
0.9182% 10/1/12 (b)(c)	20,810,000	20,825,816
1.0742% 9/22/13 (b)(c)	10,000,000	9,997,460
1.0782% 4/1/14 (b)(c)	1,805,000	1,800,581
1.2242% 3/21/14 (b)(c)	10,000,000	10,003,580
		83,575,833
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp. 1.2169% 8/23/13 (c)	416,000	415,949
TOTAL CONSUMER DISCRETIONARY		83,991,782
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Miller Brewing Co. 5.5% 8/15/13 (b)	1,663,000	1,744,545
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Schlumberger Investment SA 1.0236% 9/12/14 (b)(c)	5,500,000	5,505,990
Total Capital Canada Ltd. 1.625% 1/28/14	3,250,000	3,300,967
		8,806,957
FINANCIALS - 45.9%
Capital Markets - 6.8%
BlackRock, Inc. 0.7669% 5/24/13 (c)	5,000,000	5,013,675
Credit Suisse USA, Inc. 0.7192% 4/12/13 (c)	3,676,000	3,659,969
HSBC Bank PLC:
0.8969% 5/15/13 (b)(c)	11,900,000	11,894,633
1.2662% 1/17/14 (b)(c)	13,050,000	13,080,915
JPMorgan Chase & Co. 1.2657% 1/24/14 (c)	48,900,000	48,951,971
The Bank of New York Mellon Corp. 0.7359% 7/28/14 (c)	5,000,000	4,993,095
UBS AG Stamford Branch:
2.25% 8/12/13	1,355,000	1,362,649
2.75% 1/8/13	3,300,000	3,317,599
		92,274,506
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 23.1%
ABN AMRO Bank NV 2.2359% 1/30/14 (b)(c)	$ 15,000,000	$ 14,922,105
American Express Bank FSB 0.3888% 6/12/12 (c)	11,081,000	11,081,310
American Express Centurion Bank 0.3888% 6/12/12 (c)	4,878,000	4,878,005
ANZ Banking Group Ltd. 1.1437% 9/24/13 (b)(c)	2,000,000	2,009,290
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (b)	19,225,000	19,399,390
Barclays Bank PLC 2.5% 1/23/13	39,022,000	39,323,445
BNP Paribas:
0.8692% 4/8/13 (c)	8,290,000	8,202,441
2.125% 12/21/12	21,138,000	21,203,824
Commonwealth Bank of Australia:
1.0237% 3/19/13 (b)(c)	11,740,000	11,786,925
1.1659% 8/7/13 (b)(c)	5,000,000	5,020,940
1.2037% 3/17/14 (b)(c)	6,116,000	6,119,794
Credit Suisse New York Branch:
1.4267% 1/14/14 (c)	6,000,000	6,000,948
5% 5/15/13	32,250,000	33,330,730
Fifth Third Bank 0.5759% 5/17/13 (c)	29,928,000	29,771,626
ING Bank NV:
1.5237% 3/15/13 (b)(c)	18,000,000	17,990,874
2.65% 1/14/13 (b)	5,000,000	5,029,400
National Australia Bank Ltd.:
0.9492% 1/8/13 (b)(c)	7,100,000	7,108,229
2.5% 1/8/13 (b)	855,000	863,535
Nordea Bank AB:
1.3667% 1/14/14 (b)(c)	8,550,000	8,551,791
2.5% 11/13/12 (b)	12,855,000	12,952,158
PNC Funding Corp. 0.6659% 1/31/14 (c)	5,000,000	4,983,190
Rabobank Nederland NV 2.65% 8/17/12 (b)	14,500,000	14,549,982
Royal Bank of Canada 0.7662% 4/17/14 (c)	4,850,000	4,858,987
Svenska Handelsbanken AB 2.875% 9/14/12 (b)	18,488,000	18,600,499
Westpac Banking Corp.:
0.8936% 6/14/13 (b)(c)	5,000,000	5,010,955
1.2046% 12/9/13 (c)	1,730,000	1,737,446
		315,287,819
Consumer Finance - 6.3%
American Express Credit Corp. 1.9398% 6/19/13 (c)	440,000	445,510
American Honda Finance Corp. 0.6869% 8/28/12 (b)(c)	4,335,000	4,336,240
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Caterpillar Financial Services Corp. 0.8159% 2/9/15 (c)	$ 10,000,000	$ 10,046,050
General Electric Capital Corp.:
0.5959% 11/1/12 (c)	500,000	500,549
1.1659% 4/24/14 (c)	15,000,000	15,019,650
1.3192% 1/7/14 (c)	11,913,000	11,954,338
3.5% 8/13/12	8,698,000	8,747,857
HSBC Finance Corp.:
0.8157% 7/19/12 (c)	10,000,000	9,999,368
0.8237% 9/14/12 (c)	5,340,000	5,340,208
John Deere Capital Corp. 0.8682% 10/4/13 (c)	10,000,000	10,052,360
Toyota Motor Credit Corp. 0.8662% 1/17/14 (c)	10,000,000	10,042,970
		86,485,100
Diversified Financial Services - 6.7%
Bank of America Corp.:
1.8859% 1/30/14 (c)	10,000,000	9,842,470
4.875% 9/15/12	2,000,000	2,018,798
BP Capital Markets PLC:
1.0736% 3/11/14 (c)	1,160,000	1,167,499
1.1008% 12/6/13 (c)	2,487,000	2,508,398
Citigroup, Inc.:
1.3169% 2/15/13 (c)	10,000,000	9,987,310
2.4669% 8/13/13 (c)	7,000,000	7,048,181
5.5% 8/27/12	13,800,000	13,936,496
5.5% 4/11/13	29,276,000	30,064,520
Deutsche Bank AG London Branch 2.375% 1/11/13	12,933,000	13,001,700
MassMutual Global Funding II 0.9732% 9/27/13 (b)(c)	1,180,000	1,182,142
		90,757,514
Insurance - 1.5%
Metropolitan Life Global Funding I:
1.2192% 1/10/14 (b)(c)	2,600,000	2,601,628
1.5987% 9/17/12 (b)(c)	2,400,000	2,404,438
2.5% 1/11/13 (b)	15,000,000	15,154,815
		20,160,881
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp. 5.8% 6/7/12	20,500,000	20,506,355
TOTAL FINANCIALS		625,472,175
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 1.9%
Pharmaceuticals - 1.9%
Teva Pharmaceutical Finance Co. BV 1.3659% 11/8/13 (c)	$ 12,000,000	$ 12,089,520
Teva Pharmaceutical Finance III BV 0.9737% 3/21/14 (c)	13,375,000	13,390,716
		25,480,236
INDUSTRIALS - 3.7%
Aerospace & Defense - 3.7%
United Technologies Corp.:
0.7469% 12/2/13 (c)	40,000,000	40,136,640
0.9669% 6/1/15 (c)	10,000,000	10,091,680
		50,228,320
INFORMATION TECHNOLOGY - 1.5%
Office Electronics - 1.5%
Xerox Corp.:
1.2859% 5/16/14 (c)	5,846,000	5,807,767
1.8737% 9/13/13 (c)	15,000,000	15,105,840
		20,913,607
MATERIALS - 1.5%
Metals & Mining - 1.5%
BHP Billiton Financial (USA) Ltd. 0.7369% 2/18/14 (c)	20,000,000	20,069,240
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
BellSouth Corp. 4.02% 4/26/21 (b)(c)	9,000,000	9,244,647
British Telecommunications PLC 5.15% 1/15/13	6,177,000	6,335,632
		15,580,279
UTILITIES - 1.1%
Electric Utilities - 0.5%
Georgia Power Co. 0.7937% 3/15/13 (c)	4,250,000	4,252,682
Northeast Utilities 1.2242% 9/20/13 (c)	2,908,000	2,917,704
		7,170,386
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 0.6%
DTE Energy Co. 1.1797% 6/3/13 (c)	$ 1,715,000	$ 1,717,259
Sempra Energy 1.2337% 3/15/14 (c)	6,541,000	6,541,661
		8,258,920
TOTAL UTILITIES		15,429,306
TOTAL NONCONVERTIBLE BONDS (Cost $866,389,659)		867,716,447
Municipal Securities - 7.1%

Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2008, 0.8%, tender 6/21/12 (c)	2,000,000	2,000,480
Clark County Fuel Tax Series 2008 A, 0.75% 6/7/12 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)(e)	6,700,000	6,700,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.86% 6/7/12, LOC Societe Generale, VRDN (c)(e)	1,425,000	1,425,000
New York Hsg. Fin. Agcy. Rev. (Related-42nd & 10th Street Proj.) Series 2007 A, 0.61% 6/7/12, LOC Landesbank Baden-Wuert, VRDN (c)(e)	27,000,000	27,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2007 E, 0.7% 6/7/12 (Liquidity Facility KBC Bank NV), VRDN (c)(e)	29,200,000	29,200,000
Series 2007 B, 0.75% 6/7/12 (Liquidity Facility KBC Bank NV), VRDN (c)(e)	1,725,000	1,725,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.65% 6/7/12, LOC Cr. Industriel et Commercial, VRDN (c)	28,415,000	28,415,000
TOTAL MUNICIPAL SECURITIES (Cost $96,465,000)		96,465,480
Certificates of Deposit - 8.2%

Bank of Nova Scotia yankee:
0.6682% 10/1/12 (c)	4,000,000	4,001,452
0.7869% 2/15/13 (c)	6,400,000	6,410,016
0.8857% 10/18/13 (c)	5,000,000	5,014,660
Certificates of Deposit - continued
	Principal Amount	Value
Bank of Nova Scotia yankee: - continued
0.9659% 2/10/14 (c)	$ 12,000,000	$ 12,001,164
BNP Paribas SA yankee:
1.1497% 3/4/13 (c)	5,000,000	4,976,670
1.1657% 7/23/12 (c)	6,000,000	6,002,250
Canadian Imperial Bank of Commerce yankee:
0.6659% 11/5/12 (c)	5,000,000	5,003,545
0.6682% 10/1/12 (c)	3,000,000	2,999,649
0.6797% 9/4/12 (c)	2,400,000	2,400,533
National Australia Bank yankee 1.6659% 1/30/14 (c)	10,000,000	10,054,990
Nordea Bank Finland PLC yankee:
0.9092% 4/5/13 (c)	5,400,000	5,401,010
0.9246% 3/8/13 (c)	2,000,000	2,000,728
0.9459% 2/7/13 (c)	6,565,000	6,569,852
Svenska Handelsbanken AB yankee:
0.9157% 1/18/13 (c)	6,600,000	6,610,864
0.9237% 3/18/13 (c)	12,400,000	12,428,446
Westpac Banking Corp. yankee:
0.6869% 8/24/12 (c)	175,000	174,881
1.2192% 7/10/13 (c)	19,750,000	19,751,778
TOTAL CERTIFICATES OF DEPOSIT (Cost $111,697,231)		111,802,488
Commercial Paper - 18.8%

Atlantic Asset Securitization Corp. 0.4% 6/22/12 (Liquidity Facility Credit Agricole CIB)	12,000,000	11,998,387
Autobahn Funding Co. LLC 0.38% 7/10/12 (Liquidity Facility DZ BANK AG)	4,750,000	4,748,733
Barclays Bank PLC yankee:
1.3% 7/24/12 (b)	5,000,000	5,003,450
1.3% 7/24/12 (b)	5,000,000	5,003,450
1.3% 7/24/12 (b)	10,000,000	10,006,900
BP Capital Markets PLC yankee:
0.63% 11/27/12	4,000,000	3,994,600
0.78% 6/5/12	5,000,000	4,999,924
0.84% 1/14/13	12,500,000	12,478,150
British Telecommunications PLC 1.5% 5/14/13	20,000,000	19,756,594
Credit Agricole North America yankee 0.56% 8/6/12	6,000,000	5,995,690
Natexis Banques Populaires U.S. Finance Co. LLC yankee 0.61% 8/1/12	4,000,000	3,997,472
Nationwide Building Society yankee:
0.63% 8/29/12	14,000,000	13,983,550
Commercial Paper - continued
	Principal Amount	Value
Nationwide Building Society yankee: - continued
0.65% 8/10/12	$ 7,000,000	$ 6,994,478
PB Finance (Delaware), Inc.:
0.68% 6/1/12	25,000,000	24,999,890
0.7% 6/20/12	8,000,000	7,999,075
0.72% 7/3/12	4,000,000	3,999,076
0.91% 7/25/12	8,000,000	7,995,845
Skandinaviska Enskilda Banken AB yankee:
0.7% 10/5/12	5,000,000	4,989,934
0.75% 10/22/12	15,000,000	14,962,680
Societe Generale North America, Inc. yankee:
0.7% 8/2/12	10,000,000	9,993,508
0.7% 8/6/12	8,000,000	7,994,253
Vodafone Group PLC yankee:
0.97% 12/20/12	7,000,000	6,965,106
0.97% 12/20/12	5,000,000	4,975,076
0.97% 12/20/12	4,000,000	3,980,061
1% 6/11/12	2,500,000	2,499,786
1% 7/9/12	3,000,000	2,998,778
1% 8/23/12	2,000,000	1,997,443
1.02% 2/13/13	1,300,000	1,290,982
1.1% 8/23/12	2,500,000	2,496,803
1.15% 7/9/12	28,000,000	27,988,596
1.25% 3/12/13	5,000,000	4,960,457
Xerox Corp. 0.72% 7/9/12	4,000,000	3,997,721
TOTAL COMMERCIAL PAPER (Cost $255,836,977)		256,046,448
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $28,528,006)	28,528,006	28,528,006
Cash Equivalents - 3.7%
	Maturity Amount	Value
With:
Morgan Stanley & Co., Inc. at 1%, dated 5/7/12 due 6/18/12 (Collateralized by Corporate Obligations valued at $32,430,823, 0.22% - 10.25%, 5/20/2051) (d)	30,035,000	$ 30,000,000
RBS Securities, Inc. at 1%, dated 4/17/12 due 6/15/12 (Collateralized by U.S. Government Obligations valued at $20,627,968, 2%, 4/25/2041) (d)	20,032,778	20,000,000
TOTAL CASH EQUIVALENTS (Cost $50,000,000)		50,000,000
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,408,916,873)		1,410,558,869
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(49,244,373)
NET ASSETS - 100%		$ 1,361,314,496
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $320,655,493 or 23.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Collateralized Mortgage Obligations as collateral on settlement date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,540
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 867,716,447	$ -	$ 867,716,447	$ -
Municipal Securities	96,465,480	-	96,465,480	-
Certificates of Deposit	111,802,488	-	111,802,488	-
Commercial Paper	256,046,448	-	256,046,448	-
Money Market Funds	28,528,006	28,528,006	-	-
Cash Equivalents	50,000,000	-	50,000,000	-
Total Investments in Securities:	$ 1,410,558,869	$ 28,528,006	$ 1,382,030,863	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,408,916,880. Net unrealized appreciation aggregated $1,641,989, of which $2,154,829 related to appreciated investment securities and $512,840 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Corporate Bond Fund

May 31, 2012

1.907009.102

CBD-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 322,987
Automobiles - 1.4%
Daimler Finance North America LLC:
1.95% 3/28/14 (b)	450,000	454,851
2.3% 1/9/15 (b)	1,250,000	1,271,246
Volkswagen International Finance NV:
1.875% 4/1/14 (b)	1,130,000	1,141,327
2.375% 3/22/17 (b)	2,050,000	2,089,499
		4,956,923
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp. 1.875% 5/29/19	1,605,000	1,614,969
Media - 3.2%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,458,159
Discovery Communications LLC 6.35% 6/1/40	221,000	269,642
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	137,387
5.15% 4/30/20	1,625,000	1,885,262
6.4% 4/30/40	390,000	480,019
News America, Inc.:
6.15% 2/15/41	1,285,000	1,477,032
6.9% 8/15/39	300,000	360,949
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	1,929,835
6.75% 7/1/18	700,000	848,520
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,964,016
6.2% 3/15/40	300,000	350,344
Viacom, Inc.:
1.25% 2/27/15	390,000	389,498
3.5% 4/1/17	34,000	36,589
		11,587,252
Specialty Retail - 0.9%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,279
Home Depot, Inc. 5.95% 4/1/41	941,000	1,213,371
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	881,143
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.: - continued
3.8% 11/15/21	$ 144,000	$ 155,604
5.125% 11/15/41	650,000	727,384
		3,238,781
TOTAL CONSUMER DISCRETIONARY		21,720,912
CONSUMER STAPLES - 5.9%
Beverages - 3.1%
Beam, Inc.:
1.875% 5/15/17	71,000	71,144
3.25% 5/15/22	84,000	84,419
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,499,755
FBG Finance Ltd. 5.125% 6/15/15 (b)	282,000	310,378
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,166,104
5.875% 1/15/36	970,000	1,080,022
6.375% 6/15/14	59,000	64,965
SABMiller Holdings, Inc.:
1.85% 1/15/15 (b)	2,760,000	2,801,116
2.45% 1/15/17 (b)	2,655,000	2,724,837
3.75% 1/15/22 (b)	300,000	318,144
		11,120,884
Food Products - 1.2%
Kraft Foods, Inc.:
5.375% 2/10/20	2,282,000	2,699,307
6.5% 8/11/17	1,274,000	1,543,568
		4,242,875
Tobacco - 1.6%
Altria Group, Inc.:
4.125% 9/11/15	2,100,000	2,285,722
4.75% 5/5/21	650,000	725,466
9.7% 11/10/18	182,000	250,360
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,255,631
Reynolds American, Inc. 6.75% 6/15/17	384,000	462,627
		5,979,806
TOTAL CONSUMER STAPLES		21,343,565
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 8.5%
Energy Equipment & Services - 0.9%
Cameron International Corp. 1.6% 4/30/15	$ 259,000	$ 259,015
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	171,358
5.35% 3/15/20 (b)	116,000	129,909
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	761,767
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	126,336
3.05% 3/1/16	450,000	466,734
Transocean, Inc. 6.5% 11/15/20	930,000	1,077,141
Weatherford International Ltd.:
4.95% 10/15/13	78,000	81,518
5.15% 3/15/13	102,000	105,079
		3,178,857
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	445,752
6.375% 9/15/17	3,626,000	4,241,804
Apache Corp. 4.75% 4/15/43	213,000	234,268
DCP Midstream Operating LP 4.95% 4/1/22	1,925,000	1,982,178
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	58,342
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	554,518
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	149,532
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	139,593
Enterprise Products Operating LP 4.05% 2/15/22	1,065,000	1,121,722
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	172,000	173,345
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	158,108
6.5% 3/1/41	785,000	872,910
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	480,000	495,337
Nexen, Inc.:
5.2% 3/10/15	41,000	43,713
6.2% 7/30/19	324,000	382,961
6.4% 5/15/37	860,000	947,278
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,357
5.75% 1/20/20	3,652,000	3,978,102
Petroleos Mexicanos:
5.5% 1/21/21	545,000	599,500
6% 3/5/20	116,000	130,210
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.5% 6/2/41 (b)	$ 260,000	$ 289,900
Phillips 66:
1.95% 3/5/15 (b)	2,088,000	2,107,679
2.95% 5/1/17 (b)	2,767,000	2,821,172
4.3% 4/1/22 (b)	300,000	312,679
5.875% 5/1/42 (b)	498,000	533,021
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	520,693
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	121,000	123,723
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	64,343
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	459,537
4.6% 6/15/21	414,000	445,664
Talisman Energy, Inc. 5.5% 5/15/42	1,616,000	1,662,483
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	195,000	204,750
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,405,074
		27,700,248
TOTAL ENERGY		30,879,105
FINANCIALS - 40.4%
Capital Markets - 3.6%
BlackRock, Inc. 3.375% 6/1/22	316,000	320,152
Goldman Sachs Group, Inc.:
3.625% 2/7/16	1,275,000	1,256,116
5.125% 1/15/15	935,000	963,885
5.25% 7/27/21	1,227,000	1,214,638
5.75% 1/24/22	3,500,000	3,593,478
5.95% 1/18/18	178,000	185,989
6.15% 4/1/18	204,000	213,069
Lazard Group LLC:
6.85% 6/15/17	171,000	187,996
7.125% 5/15/15	1,108,000	1,206,521
Morgan Stanley:
1.4459% 4/29/13 (e)	270,000	265,286
4% 7/24/15	1,947,000	1,882,926
5.5% 7/28/21	1,022,000	957,615
5.625% 9/23/19	219,000	209,078
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.75% 1/25/21	$ 385,000	$ 363,192
6.625% 4/1/18	153,000	155,360
		12,975,301
Commercial Banks - 9.5%
Associated Banc Corp. 5.125% 3/28/16	575,000	614,205
BB&T Corp. 3.95% 3/22/22	1,925,000	2,015,169
Comerica, Inc. 4.8% 5/1/15	487,000	516,814
Credit Suisse New York Branch 6% 2/15/18	122,000	129,758
Discover Bank 7% 4/15/20	2,391,000	2,796,731
Export-Import Bank of Korea 5.5% 10/17/12	101,000	102,407
Fifth Third Bancorp:
3.5% 3/15/22	552,000	561,080
5.45% 1/15/17	709,000	773,302
8.25% 3/1/38	1,848,000	2,616,448
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	550,000	539,000
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	744,463
HSBC Holdings PLC:
4% 3/30/22	284,000	289,307
5.1% 4/5/21	133,000	147,232
6.5% 9/15/37	100,000	112,126
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,284,441
JPMorgan Chase Bank 6% 10/1/17	2,100,000	2,335,345
KeyBank NA 5.8% 7/1/14	3,725,000	4,017,498
KeyCorp. 5.1% 3/24/21	2,081,000	2,353,157
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,310,925
5% 1/17/17	1,027,000	1,113,429
Regions Bank 7.5% 5/15/18	1,095,000	1,226,400
Regions Financial Corp. 0.6437% 6/26/12 (e)	61,000	60,956
SunTrust Banks, Inc.:
3.5% 1/20/17	3,093,000	3,191,401
3.6% 4/15/16	39,000	40,522
UnionBanCal Corp. 5.25% 12/16/13	30,000	31,595
Wachovia Bank NA 6.6% 1/15/38	1,410,000	1,770,286
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,138,778
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.: - continued
5.625% 10/15/16	$ 152,000	$ 170,423
Wells Fargo & Co. 3.5% 3/8/22	1,345,000	1,366,115
		34,369,313
Consumer Finance - 6.9%
American Express Credit Corp.:
2.75% 9/15/15	1,452,000	1,499,069
2.8% 9/19/16	557,000	574,012
5.125% 8/25/14	720,000	776,226
American Honda Finance Corp. 1.45% 2/27/15 (b)	3,125,000	3,143,538
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,128,637
Discover Financial Services:
5.2% 4/27/22	105,000	111,502
6.45% 6/12/17	107,000	121,826
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,864,576
5.875% 8/2/21	2,700,000	3,067,016
General Electric Capital Corp.:
2.15% 1/9/15	2,500,000	2,533,005
4.625% 1/7/21	1,000,000	1,092,892
4.65% 10/17/21	1,500,000	1,649,274
5.875% 1/14/38	150,000	171,031
HSBC Finance Corp. 5.9% 6/19/12	104,000	104,190
HSBC USA, Inc. 2.375% 2/13/15	4,226,000	4,239,861
		25,076,655
Diversified Financial Services - 8.9%
Bank of America Corp.:
4.5% 4/1/15	3,200,000	3,272,342
5.75% 12/1/17	1,000,000	1,040,860
6.5% 8/1/16	1,240,000	1,343,107
BP Capital Markets PLC:
3.125% 10/1/15	608,000	640,138
3.245% 5/6/22	1,300,000	1,321,537
3.561% 11/1/21	2,000,000	2,096,338
3.625% 5/8/14	388,000	406,183
4.5% 10/1/20	300,000	335,490
Capital One Capital V 10.25% 8/15/39	880,000	910,800
Capital One Capital VI 8.875% 5/15/40	6,485,000	6,626,937
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
3.953% 6/15/16	$ 653,000	$ 663,722
4.45% 1/10/17	1,250,000	1,289,688
5.375% 8/9/20	750,000	806,653
5.875% 1/30/42	110,000	117,384
6.125% 5/15/18	75,000	81,651
6.5% 8/19/13	2,133,000	2,239,187
6.875% 3/5/38	175,000	205,829
8.5% 5/22/19	100,000	122,544
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,626,319
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	1,961,462
4.35% 8/15/21	650,000	679,034
4.5% 1/24/22	1,390,000	1,484,038
4.625% 5/10/21	655,000	694,564
5.4% 1/6/42	1,180,000	1,281,921
MetLife Institutional Funding II 1.3682% 4/4/14 (b)(e)	600,000	601,981
TECO Finance, Inc. 5.15% 3/15/20	114,000	131,141
		31,980,850
Insurance - 5.7%
Allstate Corp. 5.2% 1/15/42	1,646,000	1,834,273
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,057,864
4.875% 9/15/16	1,390,000	1,466,269
5.85% 1/16/18	1,000,000	1,096,785
Aon Corp.:
3.125% 5/27/16	1,609,000	1,672,742
5% 9/30/20	553,000	627,771
6.25% 9/30/40	253,000	322,169
Assurant, Inc. 5.625% 2/15/14	85,000	89,180
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	426,976
4.4% 5/15/42	107,000	107,942
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	66,000	65,670
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,600,000	1,608,973
5.125% 4/15/22	143,000	145,817
6.625% 4/15/42	144,000	150,103
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	774,416
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	$ 148,000	$ 165,202
MetLife, Inc. 4.75% 2/8/21	660,000	727,989
Metropolitan Life Global Funding I 2% 1/9/15 (b)	2,800,000	2,846,376
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	101,496
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	157,134
Pacific LifeCorp 6% 2/10/20 (b)	902,000	1,006,332
Prudential Financial, Inc.:
4.5% 11/16/21	1,025,000	1,083,153
5.625% 5/12/41	1,170,000	1,217,569
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	58,000	52,105
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	220,358
Unum Group:
5.625% 9/15/20	1,315,000	1,438,058
7.125% 9/30/16	106,000	121,676
		20,584,398
Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	96,783
Boston Properties, Inc. 3.85% 2/1/23 (d)	241,000	240,467
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,314,784
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,819,222
5.375% 10/15/12	622,000	625,953
Equity One, Inc. 6.25% 12/15/14	223,000	239,916
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	107,817
6% 7/15/12	131,000	131,620
6.2% 1/15/17	1,300,000	1,467,575
Kimco Realty Corp. 6% 11/30/12	1,600,000	1,632,010
Washington (REIT) 5.25% 1/15/14	58,000	60,384
		7,736,531
Real Estate Management & Development - 3.7%
BioMed Realty LP 3.85% 4/15/16	914,000	937,665
Duke Realty LP:
5.4% 8/15/14	126,000	133,789
5.5% 3/1/16	1,300,000	1,407,752
6.75% 3/15/20	1,295,000	1,538,549
ERP Operating LP:
4.625% 12/15/21	458,000	499,668
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
4.75% 7/15/20	$ 1,020,000	$ 1,127,568
Liberty Property LP:
4.75% 10/1/20	752,000	800,358
5.125% 3/2/15	141,000	150,067
5.5% 12/15/16	1,816,000	2,003,460
Mack-Cali Realty LP:
4.5% 4/18/22	94,000	97,665
7.75% 8/15/19	126,000	154,657
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	78,424
Simon Property Group LP:
2.8% 1/30/17	47,000	48,382
4.125% 12/1/21	2,333,000	2,534,275
5.65% 2/1/20	775,000	913,933
Tanger Properties LP:
6.125% 6/1/20	661,000	762,590
6.15% 11/15/15	65,000	72,264
		13,261,066
TOTAL FINANCIALS		145,984,114
HEALTH CARE - 4.7%
Biotechnology - 0.9%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,410,338
5.15% 11/15/41	750,000	775,825
		3,186,163
Health Care Providers & Services - 3.4%
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	4,500,000	4,553,181
4.75% 11/15/21 (b)	530,000	584,673
6.125% 11/15/41 (b)	740,000	896,781
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,767,222
UnitedHealth Group, Inc. 4.625% 11/15/41	965,000	1,042,302
WellPoint, Inc.:
2.375% 2/15/17	810,000	831,530
4.625% 5/15/42	2,500,000	2,527,513
		12,203,202
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	$ 1,360,000	$ 1,426,417
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	138,572
		1,564,989
TOTAL HEALTH CARE		16,954,354
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.9%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	108,718
United Technologies Corp.:
1.8% 6/1/17	342,000	346,716
3.1% 6/1/22	837,000	869,864
4.5% 6/1/42	1,761,000	1,892,425
		3,217,723
Airlines - 0.1%
Continental Airlines, Inc. 6.648% 3/15/19	99,927	106,053
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	63,887	66,443
8.36% 1/20/19	51,608	54,189
		226,685
Machinery - 0.2%
Caterpillar, Inc. 5.2% 5/27/41	565,000	685,437
TOTAL INDUSTRIALS		4,129,845
INFORMATION TECHNOLOGY - 2.6%
Computers & Peripherals - 0.4%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,530,768
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	152,640
5.95% 1/15/14	160,000	171,565
6% 10/1/12	173,000	175,968
		500,173
Office Electronics - 1.9%
Xerox Corp.:
1.8737% 9/13/13 (e)	3,200,000	3,222,579
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.: - continued
2.95% 3/15/17	$ 2,591,000	$ 2,612,599
4.5% 5/15/21	1,075,000	1,109,343
		6,944,521
Software - 0.1%
Oracle Corp. 5.375% 7/15/40	240,000	293,209
TOTAL INFORMATION TECHNOLOGY		9,268,671
MATERIALS - 2.8%
Chemicals - 0.8%
Dow Chemical Co.:
4.125% 11/15/21	696,000	731,076
4.25% 11/15/20	973,000	1,035,456
5.25% 11/15/41	68,000	73,350
7.6% 5/15/14	997,000	1,114,209
		2,954,091
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	90,278
Metals & Mining - 2.0%
Alcoa, Inc. 5.4% 4/15/21	120,000	123,828
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	177,103
ArcelorMittal SA 3.75% 2/25/15	2,350,000	2,357,276
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	2,040,000	2,129,556
Vale Overseas Ltd.:
4.375% 1/11/22	2,250,000	2,250,790
6.25% 1/23/17	104,000	117,258
		7,155,811
TOTAL MATERIALS		10,200,180
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
3.875% 8/15/21	1,500,000	1,640,054
5.55% 8/15/41	700,000	822,933
6.3% 1/15/38	970,000	1,203,530
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
6.45% 6/15/21	$ 775,000	$ 803,389
7.6% 9/15/39	1,033,000	985,375
7.875% 8/15/12	1,000,000	1,012,310
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	184,585
5.134% 4/27/20	94,000	83,126
Verizon Communications, Inc.:
3.5% 11/1/21	2,000,000	2,128,658
4.6% 4/1/21	460,000	527,410
		9,391,370
Wireless Telecommunication Services - 1.2%
America Movil SAB de CV:
2.375% 9/8/16	1,450,000	1,463,658
3.625% 3/30/15	564,000	597,793
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	232,055
5% 3/1/21	1,750,000	1,921,194
5.875% 10/1/19	67,000	77,337
		4,292,037
TOTAL TELECOMMUNICATION SERVICES		13,683,407
UTILITIES - 9.2%
Electric Utilities - 4.4%
AmerenUE 6.4% 6/15/17	133,000	161,128
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,096,000	1,164,165
Commonwealth Edison Co.:
1.95% 9/1/16	83,000	85,176
3.4% 9/1/21	725,000	780,374
4% 8/1/20	800,000	896,166
Duke Capital LLC 5.668% 8/15/14	192,000	207,921
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	113,499
Duke Energy Corp. 3.55% 9/15/21	1,250,000	1,334,530
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	558,900
6.4% 9/15/20 (b)	1,310,000	1,488,488
EDP Finance BV 5.375% 11/2/12 (b)	1,744,000	1,748,360
Entergy Louisiana LLC 1.875% 12/15/14	144,000	147,145
FirstEnergy Corp. 7.375% 11/15/31	1,631,000	2,081,189
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15	$ 2,610,000	$ 2,793,734
6.05% 8/15/21	38,000	42,483
Nevada Power Co.:
6.5% 8/1/18	70,000	86,728
6.65% 4/1/36	500,000	681,688
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	583,214
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	23,246
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	198,587
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	73,721
Tampa Electric Co. 6.55% 5/15/36	500,000	702,342
		15,952,784
Gas Utilities - 0.6%
Boston Gas Co. 4.487% 2/15/42 (b)	2,000,000	2,169,378
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,328
		2,188,706
Independent Power Producers & Energy Traders - 0.1%
Southern Power Co. 5.15% 9/15/41	461,000	509,702
Multi-Utilities - 4.1%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	1,141,000	1,331,710
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,640,578
2.7697% 9/30/66 (e)	2,427,000	2,158,744
7.5% 6/30/66 (e)	145,000	153,700
DTE Energy Co. 1.1797% 6/3/13 (e)	86,000	86,113
NiSource Finance Corp.:
4.45% 12/1/21	91,000	96,157
5.4% 7/15/14	60,000	65,032
5.45% 9/15/20	650,000	739,370
5.95% 6/15/41	1,493,000	1,733,258
6.15% 3/1/13	1,000,000	1,036,055
6.4% 3/15/18	59,000	69,524
Sempra Energy:
2% 3/15/14	2,695,000	2,736,802
2.3% 4/1/17	2,024,000	2,078,832
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	$ 117,000	$ 119,925
Xcel Energy, Inc. 4.8% 9/15/41	554,000	620,032
		14,665,832
TOTAL UTILITIES		33,317,024
TOTAL NONCONVERTIBLE BONDS (Cost $295,553,346)		307,481,177
U.S. Treasury Obligations - 5.7%

U.S. Treasury Bonds:
3.125% 11/15/41	3,343,000	3,671,032
3.75% 8/15/41	7,045,000	8,675,241
U.S. Treasury Notes:
1.25% 4/30/19	1,320,000	1,341,966
2.125% 8/15/21	6,573,000	6,952,998
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,205,414)		20,641,237
Municipal Securities - 2.8%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	414,588
California Gen. Oblig.:
7.5% 4/1/34	1,165,000	1,466,362
7.55% 4/1/39	5,000	6,457
7.6% 11/1/40	140,000	182,841
7.625% 3/1/40	465,000	603,682
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	2,725,000	3,043,771
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A:
6.637% 4/1/57	3,009,000	3,506,628
6.655% 4/1/57	690,000	794,300
TOTAL MUNICIPAL SECURITIES (Cost $9,262,380)		10,018,629
Foreign Government and Government Agency Obligations - 0.8%
	Principal Amount	Value
Chilean Republic 3.25% 9/14/21	$ 155,000	$ 162,208
Russian Federation:
3.25% 4/4/17 (b)	800,000	800,000
4.5% 4/4/22 (b)	200,000	203,000
5.625% 4/4/42 (b)	1,000,000	1,017,500
United Mexican States:
4.75% 3/8/44	616,000	622,160
6.05% 1/11/40	146,000	177,390
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,880,084)		2,982,258
Bank Notes - 0.1%

Wachovia Bank NA 6% 11/15/17 (Cost $438,978)	405,000	467,539
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $103,589)	102,000	109,475
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $18,081,790)	18,081,790	18,081,790
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $345,525,581)		359,782,105
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,704,708
NET ASSETS - 100%		$ 361,486,813
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,406,867 or 12.0% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,380
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 307,481,177	$ -	$ 307,481,177	$ -
U.S. Government and Government Agency Obligations	20,641,237	-	20,641,237	-
Municipal Securities	10,018,629	-	10,018,629	-
Foreign Government and Government Agency Obligations	2,982,258	-	2,982,258	-
Bank Notes	467,539	-	467,539	-
Preferred Securities	109,475	-	109,475	-
Money Market Funds	18,081,790	18,081,790	-	-
Total Investments in Securities:	$ 359,782,105	$ 18,081,790	$ 341,700,315	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $344,508,810. Net unrealized appreciation aggregated $15,273,295, of which $15,753,681 related to appreciated investment securities and $480,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Corporate Bond Fund
Class A
Class T
Class C
Institutional Class

May 31, 2012

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Corporate Bond Fund

1.907030.102

ACBD-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 322,987
Automobiles - 1.4%
Daimler Finance North America LLC:
1.95% 3/28/14 (b)	450,000	454,851
2.3% 1/9/15 (b)	1,250,000	1,271,246
Volkswagen International Finance NV:
1.875% 4/1/14 (b)	1,130,000	1,141,327
2.375% 3/22/17 (b)	2,050,000	2,089,499
		4,956,923
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp. 1.875% 5/29/19	1,605,000	1,614,969
Media - 3.2%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,458,159
Discovery Communications LLC 6.35% 6/1/40	221,000	269,642
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	137,387
5.15% 4/30/20	1,625,000	1,885,262
6.4% 4/30/40	390,000	480,019
News America, Inc.:
6.15% 2/15/41	1,285,000	1,477,032
6.9% 8/15/39	300,000	360,949
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	1,929,835
6.75% 7/1/18	700,000	848,520
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,964,016
6.2% 3/15/40	300,000	350,344
Viacom, Inc.:
1.25% 2/27/15	390,000	389,498
3.5% 4/1/17	34,000	36,589
		11,587,252
Specialty Retail - 0.9%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,279
Home Depot, Inc. 5.95% 4/1/41	941,000	1,213,371
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	881,143
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.: - continued
3.8% 11/15/21	$ 144,000	$ 155,604
5.125% 11/15/41	650,000	727,384
		3,238,781
TOTAL CONSUMER DISCRETIONARY		21,720,912
CONSUMER STAPLES - 5.9%
Beverages - 3.1%
Beam, Inc.:
1.875% 5/15/17	71,000	71,144
3.25% 5/15/22	84,000	84,419
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,499,755
FBG Finance Ltd. 5.125% 6/15/15 (b)	282,000	310,378
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,166,104
5.875% 1/15/36	970,000	1,080,022
6.375% 6/15/14	59,000	64,965
SABMiller Holdings, Inc.:
1.85% 1/15/15 (b)	2,760,000	2,801,116
2.45% 1/15/17 (b)	2,655,000	2,724,837
3.75% 1/15/22 (b)	300,000	318,144
		11,120,884
Food Products - 1.2%
Kraft Foods, Inc.:
5.375% 2/10/20	2,282,000	2,699,307
6.5% 8/11/17	1,274,000	1,543,568
		4,242,875
Tobacco - 1.6%
Altria Group, Inc.:
4.125% 9/11/15	2,100,000	2,285,722
4.75% 5/5/21	650,000	725,466
9.7% 11/10/18	182,000	250,360
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,255,631
Reynolds American, Inc. 6.75% 6/15/17	384,000	462,627
		5,979,806
TOTAL CONSUMER STAPLES		21,343,565
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 8.5%
Energy Equipment & Services - 0.9%
Cameron International Corp. 1.6% 4/30/15	$ 259,000	$ 259,015
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	171,358
5.35% 3/15/20 (b)	116,000	129,909
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	761,767
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	126,336
3.05% 3/1/16	450,000	466,734
Transocean, Inc. 6.5% 11/15/20	930,000	1,077,141
Weatherford International Ltd.:
4.95% 10/15/13	78,000	81,518
5.15% 3/15/13	102,000	105,079
		3,178,857
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	445,752
6.375% 9/15/17	3,626,000	4,241,804
Apache Corp. 4.75% 4/15/43	213,000	234,268
DCP Midstream Operating LP 4.95% 4/1/22	1,925,000	1,982,178
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	58,342
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	554,518
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	149,532
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	139,593
Enterprise Products Operating LP 4.05% 2/15/22	1,065,000	1,121,722
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	172,000	173,345
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	158,108
6.5% 3/1/41	785,000	872,910
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	480,000	495,337
Nexen, Inc.:
5.2% 3/10/15	41,000	43,713
6.2% 7/30/19	324,000	382,961
6.4% 5/15/37	860,000	947,278
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,357
5.75% 1/20/20	3,652,000	3,978,102
Petroleos Mexicanos:
5.5% 1/21/21	545,000	599,500
6% 3/5/20	116,000	130,210
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.5% 6/2/41 (b)	$ 260,000	$ 289,900
Phillips 66:
1.95% 3/5/15 (b)	2,088,000	2,107,679
2.95% 5/1/17 (b)	2,767,000	2,821,172
4.3% 4/1/22 (b)	300,000	312,679
5.875% 5/1/42 (b)	498,000	533,021
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	520,693
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	121,000	123,723
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	64,343
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	459,537
4.6% 6/15/21	414,000	445,664
Talisman Energy, Inc. 5.5% 5/15/42	1,616,000	1,662,483
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	195,000	204,750
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,405,074
		27,700,248
TOTAL ENERGY		30,879,105
FINANCIALS - 40.4%
Capital Markets - 3.6%
BlackRock, Inc. 3.375% 6/1/22	316,000	320,152
Goldman Sachs Group, Inc.:
3.625% 2/7/16	1,275,000	1,256,116
5.125% 1/15/15	935,000	963,885
5.25% 7/27/21	1,227,000	1,214,638
5.75% 1/24/22	3,500,000	3,593,478
5.95% 1/18/18	178,000	185,989
6.15% 4/1/18	204,000	213,069
Lazard Group LLC:
6.85% 6/15/17	171,000	187,996
7.125% 5/15/15	1,108,000	1,206,521
Morgan Stanley:
1.4459% 4/29/13 (e)	270,000	265,286
4% 7/24/15	1,947,000	1,882,926
5.5% 7/28/21	1,022,000	957,615
5.625% 9/23/19	219,000	209,078
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.75% 1/25/21	$ 385,000	$ 363,192
6.625% 4/1/18	153,000	155,360
		12,975,301
Commercial Banks - 9.5%
Associated Banc Corp. 5.125% 3/28/16	575,000	614,205
BB&T Corp. 3.95% 3/22/22	1,925,000	2,015,169
Comerica, Inc. 4.8% 5/1/15	487,000	516,814
Credit Suisse New York Branch 6% 2/15/18	122,000	129,758
Discover Bank 7% 4/15/20	2,391,000	2,796,731
Export-Import Bank of Korea 5.5% 10/17/12	101,000	102,407
Fifth Third Bancorp:
3.5% 3/15/22	552,000	561,080
5.45% 1/15/17	709,000	773,302
8.25% 3/1/38	1,848,000	2,616,448
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	550,000	539,000
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	744,463
HSBC Holdings PLC:
4% 3/30/22	284,000	289,307
5.1% 4/5/21	133,000	147,232
6.5% 9/15/37	100,000	112,126
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,284,441
JPMorgan Chase Bank 6% 10/1/17	2,100,000	2,335,345
KeyBank NA 5.8% 7/1/14	3,725,000	4,017,498
KeyCorp. 5.1% 3/24/21	2,081,000	2,353,157
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,310,925
5% 1/17/17	1,027,000	1,113,429
Regions Bank 7.5% 5/15/18	1,095,000	1,226,400
Regions Financial Corp. 0.6437% 6/26/12 (e)	61,000	60,956
SunTrust Banks, Inc.:
3.5% 1/20/17	3,093,000	3,191,401
3.6% 4/15/16	39,000	40,522
UnionBanCal Corp. 5.25% 12/16/13	30,000	31,595
Wachovia Bank NA 6.6% 1/15/38	1,410,000	1,770,286
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,138,778
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.: - continued
5.625% 10/15/16	$ 152,000	$ 170,423
Wells Fargo & Co. 3.5% 3/8/22	1,345,000	1,366,115
		34,369,313
Consumer Finance - 6.9%
American Express Credit Corp.:
2.75% 9/15/15	1,452,000	1,499,069
2.8% 9/19/16	557,000	574,012
5.125% 8/25/14	720,000	776,226
American Honda Finance Corp. 1.45% 2/27/15 (b)	3,125,000	3,143,538
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,128,637
Discover Financial Services:
5.2% 4/27/22	105,000	111,502
6.45% 6/12/17	107,000	121,826
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,864,576
5.875% 8/2/21	2,700,000	3,067,016
General Electric Capital Corp.:
2.15% 1/9/15	2,500,000	2,533,005
4.625% 1/7/21	1,000,000	1,092,892
4.65% 10/17/21	1,500,000	1,649,274
5.875% 1/14/38	150,000	171,031
HSBC Finance Corp. 5.9% 6/19/12	104,000	104,190
HSBC USA, Inc. 2.375% 2/13/15	4,226,000	4,239,861
		25,076,655
Diversified Financial Services - 8.9%
Bank of America Corp.:
4.5% 4/1/15	3,200,000	3,272,342
5.75% 12/1/17	1,000,000	1,040,860
6.5% 8/1/16	1,240,000	1,343,107
BP Capital Markets PLC:
3.125% 10/1/15	608,000	640,138
3.245% 5/6/22	1,300,000	1,321,537
3.561% 11/1/21	2,000,000	2,096,338
3.625% 5/8/14	388,000	406,183
4.5% 10/1/20	300,000	335,490
Capital One Capital V 10.25% 8/15/39	880,000	910,800
Capital One Capital VI 8.875% 5/15/40	6,485,000	6,626,937
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
3.953% 6/15/16	$ 653,000	$ 663,722
4.45% 1/10/17	1,250,000	1,289,688
5.375% 8/9/20	750,000	806,653
5.875% 1/30/42	110,000	117,384
6.125% 5/15/18	75,000	81,651
6.5% 8/19/13	2,133,000	2,239,187
6.875% 3/5/38	175,000	205,829
8.5% 5/22/19	100,000	122,544
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,626,319
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	1,961,462
4.35% 8/15/21	650,000	679,034
4.5% 1/24/22	1,390,000	1,484,038
4.625% 5/10/21	655,000	694,564
5.4% 1/6/42	1,180,000	1,281,921
MetLife Institutional Funding II 1.3682% 4/4/14 (b)(e)	600,000	601,981
TECO Finance, Inc. 5.15% 3/15/20	114,000	131,141
		31,980,850
Insurance - 5.7%
Allstate Corp. 5.2% 1/15/42	1,646,000	1,834,273
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,057,864
4.875% 9/15/16	1,390,000	1,466,269
5.85% 1/16/18	1,000,000	1,096,785
Aon Corp.:
3.125% 5/27/16	1,609,000	1,672,742
5% 9/30/20	553,000	627,771
6.25% 9/30/40	253,000	322,169
Assurant, Inc. 5.625% 2/15/14	85,000	89,180
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	426,976
4.4% 5/15/42	107,000	107,942
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	66,000	65,670
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,600,000	1,608,973
5.125% 4/15/22	143,000	145,817
6.625% 4/15/42	144,000	150,103
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	774,416
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	$ 148,000	$ 165,202
MetLife, Inc. 4.75% 2/8/21	660,000	727,989
Metropolitan Life Global Funding I 2% 1/9/15 (b)	2,800,000	2,846,376
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	101,496
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	157,134
Pacific LifeCorp 6% 2/10/20 (b)	902,000	1,006,332
Prudential Financial, Inc.:
4.5% 11/16/21	1,025,000	1,083,153
5.625% 5/12/41	1,170,000	1,217,569
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	58,000	52,105
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	220,358
Unum Group:
5.625% 9/15/20	1,315,000	1,438,058
7.125% 9/30/16	106,000	121,676
		20,584,398
Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	96,783
Boston Properties, Inc. 3.85% 2/1/23 (d)	241,000	240,467
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,314,784
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,819,222
5.375% 10/15/12	622,000	625,953
Equity One, Inc. 6.25% 12/15/14	223,000	239,916
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	107,817
6% 7/15/12	131,000	131,620
6.2% 1/15/17	1,300,000	1,467,575
Kimco Realty Corp. 6% 11/30/12	1,600,000	1,632,010
Washington (REIT) 5.25% 1/15/14	58,000	60,384
		7,736,531
Real Estate Management & Development - 3.7%
BioMed Realty LP 3.85% 4/15/16	914,000	937,665
Duke Realty LP:
5.4% 8/15/14	126,000	133,789
5.5% 3/1/16	1,300,000	1,407,752
6.75% 3/15/20	1,295,000	1,538,549
ERP Operating LP:
4.625% 12/15/21	458,000	499,668
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
4.75% 7/15/20	$ 1,020,000	$ 1,127,568
Liberty Property LP:
4.75% 10/1/20	752,000	800,358
5.125% 3/2/15	141,000	150,067
5.5% 12/15/16	1,816,000	2,003,460
Mack-Cali Realty LP:
4.5% 4/18/22	94,000	97,665
7.75% 8/15/19	126,000	154,657
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	78,424
Simon Property Group LP:
2.8% 1/30/17	47,000	48,382
4.125% 12/1/21	2,333,000	2,534,275
5.65% 2/1/20	775,000	913,933
Tanger Properties LP:
6.125% 6/1/20	661,000	762,590
6.15% 11/15/15	65,000	72,264
		13,261,066
TOTAL FINANCIALS		145,984,114
HEALTH CARE - 4.7%
Biotechnology - 0.9%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,410,338
5.15% 11/15/41	750,000	775,825
		3,186,163
Health Care Providers & Services - 3.4%
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	4,500,000	4,553,181
4.75% 11/15/21 (b)	530,000	584,673
6.125% 11/15/41 (b)	740,000	896,781
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,767,222
UnitedHealth Group, Inc. 4.625% 11/15/41	965,000	1,042,302
WellPoint, Inc.:
2.375% 2/15/17	810,000	831,530
4.625% 5/15/42	2,500,000	2,527,513
		12,203,202
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	$ 1,360,000	$ 1,426,417
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	138,572
		1,564,989
TOTAL HEALTH CARE		16,954,354
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.9%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	108,718
United Technologies Corp.:
1.8% 6/1/17	342,000	346,716
3.1% 6/1/22	837,000	869,864
4.5% 6/1/42	1,761,000	1,892,425
		3,217,723
Airlines - 0.1%
Continental Airlines, Inc. 6.648% 3/15/19	99,927	106,053
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	63,887	66,443
8.36% 1/20/19	51,608	54,189
		226,685
Machinery - 0.2%
Caterpillar, Inc. 5.2% 5/27/41	565,000	685,437
TOTAL INDUSTRIALS		4,129,845
INFORMATION TECHNOLOGY - 2.6%
Computers & Peripherals - 0.4%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,530,768
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	152,640
5.95% 1/15/14	160,000	171,565
6% 10/1/12	173,000	175,968
		500,173
Office Electronics - 1.9%
Xerox Corp.:
1.8737% 9/13/13 (e)	3,200,000	3,222,579
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.: - continued
2.95% 3/15/17	$ 2,591,000	$ 2,612,599
4.5% 5/15/21	1,075,000	1,109,343
		6,944,521
Software - 0.1%
Oracle Corp. 5.375% 7/15/40	240,000	293,209
TOTAL INFORMATION TECHNOLOGY		9,268,671
MATERIALS - 2.8%
Chemicals - 0.8%
Dow Chemical Co.:
4.125% 11/15/21	696,000	731,076
4.25% 11/15/20	973,000	1,035,456
5.25% 11/15/41	68,000	73,350
7.6% 5/15/14	997,000	1,114,209
		2,954,091
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	90,278
Metals & Mining - 2.0%
Alcoa, Inc. 5.4% 4/15/21	120,000	123,828
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	177,103
ArcelorMittal SA 3.75% 2/25/15	2,350,000	2,357,276
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	2,040,000	2,129,556
Vale Overseas Ltd.:
4.375% 1/11/22	2,250,000	2,250,790
6.25% 1/23/17	104,000	117,258
		7,155,811
TOTAL MATERIALS		10,200,180
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
3.875% 8/15/21	1,500,000	1,640,054
5.55% 8/15/41	700,000	822,933
6.3% 1/15/38	970,000	1,203,530
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
6.45% 6/15/21	$ 775,000	$ 803,389
7.6% 9/15/39	1,033,000	985,375
7.875% 8/15/12	1,000,000	1,012,310
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	184,585
5.134% 4/27/20	94,000	83,126
Verizon Communications, Inc.:
3.5% 11/1/21	2,000,000	2,128,658
4.6% 4/1/21	460,000	527,410
		9,391,370
Wireless Telecommunication Services - 1.2%
America Movil SAB de CV:
2.375% 9/8/16	1,450,000	1,463,658
3.625% 3/30/15	564,000	597,793
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	232,055
5% 3/1/21	1,750,000	1,921,194
5.875% 10/1/19	67,000	77,337
		4,292,037
TOTAL TELECOMMUNICATION SERVICES		13,683,407
UTILITIES - 9.2%
Electric Utilities - 4.4%
AmerenUE 6.4% 6/15/17	133,000	161,128
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,096,000	1,164,165
Commonwealth Edison Co.:
1.95% 9/1/16	83,000	85,176
3.4% 9/1/21	725,000	780,374
4% 8/1/20	800,000	896,166
Duke Capital LLC 5.668% 8/15/14	192,000	207,921
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	113,499
Duke Energy Corp. 3.55% 9/15/21	1,250,000	1,334,530
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	558,900
6.4% 9/15/20 (b)	1,310,000	1,488,488
EDP Finance BV 5.375% 11/2/12 (b)	1,744,000	1,748,360
Entergy Louisiana LLC 1.875% 12/15/14	144,000	147,145
FirstEnergy Corp. 7.375% 11/15/31	1,631,000	2,081,189
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15	$ 2,610,000	$ 2,793,734
6.05% 8/15/21	38,000	42,483
Nevada Power Co.:
6.5% 8/1/18	70,000	86,728
6.65% 4/1/36	500,000	681,688
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	583,214
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	23,246
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	198,587
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	73,721
Tampa Electric Co. 6.55% 5/15/36	500,000	702,342
		15,952,784
Gas Utilities - 0.6%
Boston Gas Co. 4.487% 2/15/42 (b)	2,000,000	2,169,378
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,328
		2,188,706
Independent Power Producers & Energy Traders - 0.1%
Southern Power Co. 5.15% 9/15/41	461,000	509,702
Multi-Utilities - 4.1%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	1,141,000	1,331,710
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,640,578
2.7697% 9/30/66 (e)	2,427,000	2,158,744
7.5% 6/30/66 (e)	145,000	153,700
DTE Energy Co. 1.1797% 6/3/13 (e)	86,000	86,113
NiSource Finance Corp.:
4.45% 12/1/21	91,000	96,157
5.4% 7/15/14	60,000	65,032
5.45% 9/15/20	650,000	739,370
5.95% 6/15/41	1,493,000	1,733,258
6.15% 3/1/13	1,000,000	1,036,055
6.4% 3/15/18	59,000	69,524
Sempra Energy:
2% 3/15/14	2,695,000	2,736,802
2.3% 4/1/17	2,024,000	2,078,832
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	$ 117,000	$ 119,925
Xcel Energy, Inc. 4.8% 9/15/41	554,000	620,032
		14,665,832
TOTAL UTILITIES		33,317,024
TOTAL NONCONVERTIBLE BONDS (Cost $295,553,346)		307,481,177
U.S. Treasury Obligations - 5.7%

U.S. Treasury Bonds:
3.125% 11/15/41	3,343,000	3,671,032
3.75% 8/15/41	7,045,000	8,675,241
U.S. Treasury Notes:
1.25% 4/30/19	1,320,000	1,341,966
2.125% 8/15/21	6,573,000	6,952,998
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,205,414)		20,641,237
Municipal Securities - 2.8%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	414,588
California Gen. Oblig.:
7.5% 4/1/34	1,165,000	1,466,362
7.55% 4/1/39	5,000	6,457
7.6% 11/1/40	140,000	182,841
7.625% 3/1/40	465,000	603,682
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	2,725,000	3,043,771
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A:
6.637% 4/1/57	3,009,000	3,506,628
6.655% 4/1/57	690,000	794,300
TOTAL MUNICIPAL SECURITIES (Cost $9,262,380)		10,018,629
Foreign Government and Government Agency Obligations - 0.8%
	Principal Amount	Value
Chilean Republic 3.25% 9/14/21	$ 155,000	$ 162,208
Russian Federation:
3.25% 4/4/17 (b)	800,000	800,000
4.5% 4/4/22 (b)	200,000	203,000
5.625% 4/4/42 (b)	1,000,000	1,017,500
United Mexican States:
4.75% 3/8/44	616,000	622,160
6.05% 1/11/40	146,000	177,390
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,880,084)		2,982,258
Bank Notes - 0.1%

Wachovia Bank NA 6% 11/15/17 (Cost $438,978)	405,000	467,539
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $103,589)	102,000	109,475
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $18,081,790)	18,081,790	18,081,790
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $345,525,581)		359,782,105
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,704,708
NET ASSETS - 100%		$ 361,486,813
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,406,867 or 12.0% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,380
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 307,481,177	$ -	$ 307,481,177	$ -
U.S. Government and Government Agency Obligations	20,641,237	-	20,641,237	-
Municipal Securities	10,018,629	-	10,018,629	-
Foreign Government and Government Agency Obligations	2,982,258	-	2,982,258	-
Bank Notes	467,539	-	467,539	-
Preferred Securities	109,475	-	109,475	-
Money Market Funds	18,081,790	18,081,790	-	-
Total Investments in Securities:	$ 359,782,105	$ 18,081,790	$ 341,700,315	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $344,508,810. Net unrealized appreciation aggregated $15,273,295, of which $15,753,681 related to appreciated investment securities and $480,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate Bond Fund

May 31, 2012

1.804838.108

IBF-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 7,592	$ 8,174
Automobiles - 0.4%
Daimler Finance North America LLC:
1.65% 4/10/15 (c)	4,140	4,139
1.95% 3/28/14 (c)	5,578	5,638
Volkswagen International Finance NV 1.625% 3/22/15 (c)	8,100	8,132
		17,909
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	3,460	3,641
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	2,432	2,739
5.15% 3/1/20	4,685	5,474
5.7% 5/15/18	355	417
COX Communications, Inc. 4.625% 6/1/13	4,934	5,112
Discovery Communications LLC:
3.7% 6/1/15	5,906	6,278
5.05% 6/1/20	2,181	2,488
NBCUniversal Media LLC:
3.65% 4/30/15	549	585
5.15% 4/30/20	6,800	7,889
News America, Inc.:
5.3% 12/15/14	968	1,063
6.9% 3/1/19	5,426	6,601
Time Warner Cable, Inc.:
5.4% 7/2/12	3,163	3,173
5.85% 5/1/17	4,293	4,993
6.2% 7/1/13	3,008	3,176
6.75% 7/1/18	7,189	8,714
Time Warner, Inc.:
3.15% 7/15/15	204	215
4.875% 3/15/20	5,060	5,706
5.875% 11/15/16	5,025	5,912
Viacom, Inc.:
3.5% 4/1/17	3,145	3,384
6.125% 10/5/17	3,071	3,672
		77,591
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 6,900	$ 7,646
Specialty Retail - 0.6%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,398
Home Depot, Inc. 4.4% 4/1/21	4,240	4,871
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,432
Staples, Inc. 7.375% 10/1/12	8,943	9,128
		22,829
TOTAL CONSUMER DISCRETIONARY		137,790
CONSUMER STAPLES - 2.4%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	3,891	3,938
2.5% 3/26/13	9,338	9,459
5.375% 11/15/14	928	1,024
Beam, Inc. 1.875% 5/15/17	863	865
Diageo Capital PLC 1.5% 5/11/17	5,000	5,000
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,800	4,182
Fortune Brands, Inc.:
5.375% 1/15/16	3,214	3,593
6.375% 6/15/14	1,868	2,057
PepsiCo, Inc. 7.9% 11/1/18	5,580	7,485
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	8,430	8,652
The Coca-Cola Co. 3.15% 11/15/20	670	721
		46,976
Food & Staples Retailing - 0.3%
CVS Caremark Corp. 4.125% 5/15/21	4,367	4,779
Wal-Mart Stores, Inc. 2.25% 7/8/15	5,578	5,797
		10,576
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (c)	781	935
General Mills, Inc. 5.2% 3/17/15	3,350	3,720
Kraft Foods Group, Inc. 2.25% 6/5/17 (c)	4,150	4,233
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	5,287
6.5% 8/11/17	1,168	1,415
6.75% 2/19/14	596	651
		16,241
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc. 9.7% 11/10/18	$ 9,728	$ 13,382
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,874
Reynolds American, Inc. 6.75% 6/15/17	3,818	4,600
		25,856
TOTAL CONSUMER STAPLES		99,649
ENERGY - 4.5%
Energy Equipment & Services - 0.7%
Cameron International Corp. 1.6% 4/30/15	3,136	3,136
DCP Midstream LLC 5.35% 3/15/20 (c)	4,118	4,612
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,866
Halliburton Co. 6.15% 9/15/19	2,601	3,237
Noble Holding International Ltd. 2.5% 3/15/17	1,741	1,760
Weatherford International Ltd.:
4.95% 10/15/13	2,254	2,356
5.15% 3/15/13	8,620	8,880
		29,847
Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	423
6.375% 9/15/17	3,957	4,629
Apache Corp. 1.75% 4/15/17	1,146	1,164
BG Energy Capital PLC 2.875% 10/15/16 (c)	4,300	4,518
Canadian Natural Resources Ltd. 5.15% 2/1/13	5,823	5,990
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	5,080
Duke Capital LLC 6.25% 2/15/13	1,104	1,139
Duke Energy Field Services 5.375% 10/15/15 (c)	1,581	1,708
El Paso Natural Gas Co. 5.95% 4/15/17	178	201
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,601
Encana Holdings Finance Corp. 5.8% 5/1/14	3,739	4,046
Enterprise Products Operating LP:
4.05% 2/15/22	4,350	4,582
4.6% 8/1/12	4,309	4,336
5.6% 10/15/14	2,531	2,782
5.65% 4/1/13	769	796
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	5,000	5,039
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	170	198
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	6,225
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	$ 6,841	$ 7,060
Nexen, Inc.:
5.2% 3/10/15	1,177	1,255
6.2% 7/30/19	464	548
Petro-Canada 6.05% 5/15/18	1,874	2,216
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	4,220	4,282
5.75% 1/20/20	5,269	5,739
7.875% 3/15/19	4,229	5,115
Petroleos Mexicanos:
4.875% 1/24/22 (c)	4,300	4,494
6% 3/5/20	495	556
Phillips 66 2.95% 5/1/17 (c)	8,400	8,564
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,738
4.25% 9/1/12	6,373	6,418
5.75% 1/15/20	6,268	7,340
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,054	2,069
5.832% 9/30/16 (c)	1,236	1,324
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	3,521	3,600
Southeast Supply Header LLC 4.85% 8/15/14 (c)	5,816	6,140
Spectra Energy Capital, LLC 5.65% 3/1/20	237	272
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,642
Texas Eastern Transmission LP 6% 9/15/17 (c)	5,603	6,518
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	4,406	4,626
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	2,006
Western Gas Partners LP 5.375% 6/1/21	4,300	4,746
XTO Energy, Inc.:
5% 1/31/15	1,932	2,161
5.65% 4/1/16	1,325	1,575
		155,461
TOTAL ENERGY		185,308
FINANCIALS - 18.7%
Capital Markets - 2.2%
Bear Stearns Companies, Inc. 5.3% 10/30/15	2,688	2,914
BlackRock, Inc. 4.25% 5/24/21	3,460	3,789
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
3.3% 5/3/15	$ 4,160	$ 4,100
3.7% 8/1/15	5,015	4,975
5.25% 7/27/21	5,000	4,950
5.95% 1/18/18	10,163	10,619
6.15% 4/1/18	3,044	3,179
Lazard Group LLC:
6.85% 6/15/17	4,983	5,478
7.125% 5/15/15	1,782	1,940
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,495
6.875% 4/25/18	5,859	6,441
Morgan Stanley:
4% 7/24/15	497	481
4.1% 1/26/15	8,840	8,633
4.75% 4/1/14	1,028	1,014
5.45% 1/9/17	1,019	996
5.625% 9/23/19	933	891
5.75% 1/25/21	4,378	4,130
5.95% 12/28/17	2,475	2,468
6% 4/28/15	1,087	1,106
6.625% 4/1/18	653	663
7.3% 5/13/19	3,668	3,805
Royal Bank of Scotland PLC 4.875% 8/25/14 (c)	8,200	8,396
The Bank of New York Mellon Corp. 2.4% 1/17/17	8,600	8,850
		91,313
Commercial Banks - 5.9%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	4,760	4,824
Bank of America NA 5.3% 3/15/17	361	368
Bank of Montreal 2.5% 1/11/17	4,210	4,350
Barclays Bank PLC 2.375% 1/13/14	10,930	10,936
BB&T Corp.:
2.05% 4/28/14	4,200	4,285
3.95% 3/22/22	6,235	6,527
BNP Paribas 2.125% 12/21/12	2,270	2,277
Comerica, Inc. 3% 9/16/15	15	15
Commonwealth Bank of Australia:
1.95% 3/16/15	4,200	4,227
2.9% 9/17/14 (c)	19,580	20,507
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch:
2.2% 1/14/14	$ 3,216	$ 3,245
6% 2/15/18	9,301	9,892
Danske Bank A/S 3.875% 4/14/16 (c)	6,370	6,208
Fifth Third Bancorp:
3.5% 3/15/22	4,300	4,371
3.625% 1/25/16	2,439	2,571
4.5% 6/1/18	440	467
8.25% 3/1/38	568	804
Fifth Third Bank 4.75% 2/1/15	2,708	2,882
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	55	54
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	4,850
HBOS PLC 6.75% 5/21/18 (c)	3,004	2,754
HSBC Holdings PLC:
4% 3/30/22	3,778	3,849
5.1% 4/5/21	4,270	4,727
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,423
ING Bank NV 2.65% 1/14/13 (c)	8,720	8,771
JPMorgan Chase Bank 6% 10/1/17	12,071	13,424
KeyBank NA 5.8% 7/1/14	9,272	10,000
KeyCorp. 5.1% 3/24/21	4,303	4,866
Manufacturers & Traders Trust Co. 1.9682% 4/1/13 (h)	1,636	1,638
Marshall & Ilsley Bank:
5% 1/17/17	5,254	5,696
5.25% 9/4/12	47	47
National Australia Bank Ltd. 2% 3/9/15	4,220	4,225
PNC Funding Corp. 3.625% 2/8/15	2,676	2,850
Rabobank (Netherlands) NV 1.85% 1/10/14	12,454	12,549
Regions Bank:
6.45% 6/26/37	514	505
7.5% 5/15/18	2,648	2,966
Regions Financial Corp.:
0.6437% 6/26/12 (h)	260	260
5.75% 6/15/15	31	33
7.75% 11/10/14	168	183
SunTrust Banks, Inc.:
3.5% 1/20/17	4,250	4,385
3.6% 4/15/16	3,630	3,772
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	14,641	14,730
The Toronto Dominion Bank 2.375% 10/19/16	8,600	8,894
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp. 5.25% 12/16/13	$ 857	$ 903
Wachovia Bank NA 4.875% 2/1/15	1,823	1,941
Wachovia Corp. 5.625% 10/15/16	4,400	4,933
Wells Fargo & Co.:
1.25% 2/13/15	14,626	14,561
3.5% 3/8/22	4,300	4,368
3.676% 6/15/16	4,260	4,518
Westpac Banking Corp. 1.85% 12/9/13	4,120	4,163
		241,594
Consumer Finance - 2.1%
American Express Credit Corp.:
2.75% 9/15/15	10,038	10,363
2.8% 9/19/16	3,852	3,970
Capital One Financial Corp.:
2.125% 7/15/14	9,294	9,365
2.15% 3/23/15	4,130	4,148
3.15% 7/15/16	4,360	4,527
7.375% 5/23/14	582	640
Discover Financial Services:
5.2% 4/27/22	710	754
6.45% 6/12/17	2,977	3,389
Ford Motor Credit Co. LLC 2.75% 5/15/15	6,250	6,354
General Electric Capital Corp.:
2.1% 1/7/14	976	989
2.15% 1/9/15	5,145	5,213
2.25% 11/9/15	6,196	6,278
2.9% 1/9/17	4,220	4,339
2.95% 5/9/16	1,773	1,829
3.35% 10/17/16	4,270	4,482
3.5% 6/29/15	10,833	11,377
6.375% 11/15/67 (h)	5,670	5,833
HSBC Finance Corp. 5.9% 6/19/12	444	445
HSBC USA, Inc. 2.375% 2/13/15	3,402	3,413
		87,708
Diversified Financial Services - 3.2%
ABB Finance (USA), Inc. 1.625% 5/8/17	1,596	1,593
Bank of America Corp.:
3.875% 3/22/17	326	325
4.5% 4/1/15	10,130	10,359
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
5.75% 12/1/17	$ 6,840	$ 7,119
5.875% 1/5/21	5,905	6,170
BP Capital Markets PLC:
2.248% 11/1/16	4,280	4,406
3.125% 10/1/15	503	530
3.2% 3/11/16	4,270	4,517
3.245% 5/6/22	4,160	4,229
Capital One Capital V 10.25% 8/15/39	1,170	1,211
Citigroup, Inc.:
3.953% 6/15/16	1,000	1,016
4.75% 5/19/15	13,271	13,828
5.125% 5/5/14	1,651	1,730
6.125% 5/15/18	321	349
6.5% 8/19/13	21,531	22,603
Deutsche Bank AG London Branch 2.375% 1/11/13	8,750	8,796
JPMorgan Chase & Co.:
3.15% 7/5/16	4,300	4,386
3.4% 6/24/15	17,366	17,927
4.5% 1/24/22	4,210	4,495
5.4% 1/6/42	1,813	1,970
TECO Finance, Inc.:
4% 3/15/16	1,147	1,232
5.15% 3/15/20	1,709	1,966
USAA Capital Corp. 3.5% 7/17/14 (c)	5,832	6,071
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(h)	2,866	2,862
		129,690
Insurance - 2.4%
American International Group, Inc.:
3% 3/20/15	2,070	2,091
4.25% 9/15/14	6,250	6,471
4.875% 6/1/22	4,038	4,071
Aon Corp.:
3.5% 9/30/15	6,239	6,522
5% 9/30/20	4,000	4,541
Assurant, Inc. 5.625% 2/15/14	2,474	2,596
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	658
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	5,000	5,023
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(h)	1,929	1,919
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	$ 1,889	$ 1,926
5.375% 3/15/17	149	158
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	4,280	4,414
6.5% 3/15/35 (c)	769	817
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,565	2,834
MetLife, Inc.:
2.375% 2/6/14	6,330	6,465
5% 6/15/15	1,285	1,410
Metropolitan Life Global Funding I 2.5% 9/29/15 (c)	3,000	3,092
Monumental Global Funding III 5.5% 4/22/13 (c)	2,851	2,953
New York Life Global Funding 2.25% 12/14/12 (c)	4,310	4,343
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	401	504
Pacific Life Global Funding 5.15% 4/15/13 (c)	7,724	7,985
Pacific LifeCorp 6% 2/10/20 (c)	428	478
Prudential Financial, Inc.:
3.625% 9/17/12	4,198	4,231
4.5% 11/15/20	4,820	5,090
5.15% 1/15/13	614	629
5.4% 6/13/35	499	512
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(h)	246	221
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,640	6,805
Unum Group:
5.625% 9/15/20	2,518	2,754
7.125% 9/30/16	4,802	5,512
		97,025
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,262	1,299
AvalonBay Communities, Inc. 4.95% 3/15/13	405	416
Boston Properties, Inc. 3.85% 2/1/23 (d)	2,814	2,808
BRE Properties, Inc. 5.5% 3/15/17	508	563
Camden Property Trust:
5.375% 12/15/13	2,244	2,364
5.875% 11/30/12	741	758
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,990	2,052
5.375% 10/15/12	1,677	1,688
7.5% 4/1/17	2,748	3,156
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
4.625% 5/15/13	$ 885	$ 907
5.875% 8/15/12	517	521
Equity One, Inc.:
6% 9/15/17	958	1,046
6.25% 12/15/14	520	559
6.25% 1/15/17	545	591
Equity Residential 5.125% 3/15/16	3,150	3,479
Federal Realty Investment Trust:
5.4% 12/1/13	557	585
5.9% 4/1/20	42	48
6% 7/15/12	3,796	3,814
6.2% 1/15/17	685	773
HRPT Properties Trust:
5.75% 11/1/15	1,526	1,592
6.25% 6/15/17	1,361	1,463
6.65% 1/15/18	792	860
UDR, Inc. 5.5% 4/1/14	4,753	5,026
Washington (REIT) 5.25% 1/15/14	248	258
		36,626
Real Estate Management & Development - 2.0%
AMB Property LP 5.9% 8/15/13	2,849	2,960
BioMed Realty LP:
3.85% 4/15/16	8,587	8,809
6.125% 4/15/20	1,521	1,737
Brandywine Operating Partnership LP 5.7% 5/1/17	2,338	2,496
Colonial Properties Trust 6.875% 8/15/12	717	723
Duke Realty LP:
5.4% 8/15/14	2,777	2,949
6.25% 5/15/13	6,766	7,003
6.75% 3/15/20	291	346
8.25% 8/15/19	57	71
ERP Operating LP:
4.625% 12/15/21	4,280	4,669
4.75% 7/15/20	2,996	3,312
5.375% 8/1/16	1,323	1,481
5.5% 10/1/12	2,159	2,192
5.75% 6/15/17	5,803	6,715
Liberty Property LP:
4.75% 10/1/20	7,111	7,568
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.125% 3/2/15	$ 1,250	$ 1,330
5.5% 12/15/16	1,941	2,141
6.625% 10/1/17	2,744	3,184
Mack-Cali Realty LP:
4.5% 4/18/22	1,234	1,282
7.75% 8/15/19	539	662
Post Apartment Homes LP 6.3% 6/1/13	4,169	4,337
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	1,411	1,441
5.5% 1/15/14 (c)	999	1,020
5.7% 4/15/17 (c)	2,195	2,265
Regency Centers LP:
4.95% 4/15/14	675	704
5.25% 8/1/15	2,356	2,525
5.875% 6/15/17	1,166	1,313
Simon Property Group LP:
2.8% 1/30/17	972	1,001
4.2% 2/1/15	1,570	1,674
5.3% 5/30/13	50	52
Tanger Properties LP:
6.125% 6/1/20	4,208	4,855
6.15% 11/15/15	801	891
		83,708
TOTAL FINANCIALS		767,664
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,814
Celgene Corp. 2.45% 10/15/15	472	483
		4,297
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	4,540	5,266
Health Care Providers & Services - 1.0%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	2,213
6.3% 8/15/14	3,995	4,360
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.:
3.125% 5/15/16	$ 3,905	$ 4,069
5.25% 6/15/12	3,081	3,085
6.25% 6/15/14	1,824	1,997
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,465
UnitedHealth Group, Inc. 3.875% 10/15/20	5,296	5,788
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,281
4.35% 8/15/20	5,502	6,101
		40,359
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	2,152	2,594
Teva Pharmaceutical Finance II BV 3% 6/15/15	6,900	7,243
Watson Pharmaceuticals, Inc. 5% 8/15/14	554	591
		10,428
TOTAL HEALTH CARE		60,350
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	440	464
United Technologies Corp. 1.8% 6/1/17	4,029	4,085
		4,549
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	2,900	3,078
6.795% 2/2/20	143	141
6.9% 7/2/19	890	952
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,850	1,924
8.36% 1/20/19	1,496	1,571
		7,666
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
3.2% 6/15/22	4,391	4,459
6% 10/15/17	3,234	3,910
		8,369
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	$ 4,262	$ 4,482
TOTAL INDUSTRIALS		25,066
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	4,280	4,368
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
1.6% 2/3/15	2,168	2,177
5.95% 1/15/14	3,938	4,223
6% 10/1/12	5,018	5,104
6.55% 10/1/17	2,606	3,128
		14,632
Office Electronics - 0.4%
Xerox Corp. 4.25% 2/15/15	14,142	15,015
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	6,900	7,798
TOTAL INFORMATION TECHNOLOGY		41,813
MATERIALS - 0.9%
Chemicals - 0.2%
Dow Chemical Co.:
4.125% 11/15/21	4,063	4,268
4.25% 11/15/20	2,209	2,351
7.6% 5/15/14	669	748
		7,367
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,372	2,611
Metals & Mining - 0.6%
Anglo American Capital PLC:
2.15% 9/27/13 (c)	7,200	7,237
9.375% 4/8/14 (c)	3,434	3,899
9.375% 4/8/19 (c)	3,822	5,103
ArcelorMittal SA 3.75% 3/1/16	396	394
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	4,300	4,489
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
6.375% 11/30/12 (c)	$ 2,211	$ 2,262
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,388
		26,772
TOTAL MATERIALS		36,750
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.5%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	3,019
AT&T, Inc.:
2.5% 8/15/15	3,515	3,658
6.7% 11/15/13	1,296	1,411
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,051
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	6,407	6,622
5.25% 7/22/13	2,703	2,830
France Telecom SA 2.125% 9/16/15	1,491	1,495
Qwest Corp. 3.7237% 6/15/13 (h)	7,560	7,615
SBC Communications, Inc. 5.1% 9/15/14	6,685	7,306
Telefonica Emisiones SAU:
3.729% 4/27/15	8,664	8,051
5.134% 4/27/20	401	355
6.421% 6/20/16	1,283	1,261
Verizon Communications, Inc.:
2% 11/1/16	8,797	9,021
3% 4/1/16	4,379	4,672
5.25% 4/15/13	1,400	1,455
		62,822
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV:
2.375% 9/8/16	4,330	4,371
3.625% 3/30/15	5,062	5,365
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,518
4.75% 10/1/14	9,282	10,000
5.875% 10/1/19	287	331
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
4.15% 6/10/14	$ 2,355	$ 2,503
5% 12/16/13	2,972	3,157
		30,245
TOTAL TELECOMMUNICATION SERVICES		93,067
UTILITIES - 3.2%
Electric Utilities - 1.9%
Ameren Illinois Co. 6.125% 11/15/17	455	534
AmerenUE 6.4% 6/15/17	3,867	4,685
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,324	5,655
Commonwealth Edison Co. 4% 8/1/20	4,400	4,929
Duke Capital LLC 5.668% 8/15/14	2,661	2,882
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	369	419
Edison International 3.75% 9/15/17	2,938	3,109
EDP Finance BV 5.375% 11/2/12 (c)	6,361	6,377
Enel Finance International SA 5.7% 1/15/13 (c)	575	584
Exelon Corp. 4.9% 6/15/15	3,038	3,314
FirstEnergy Corp. 7.375% 11/15/31	463	591
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,018	1,090
6.05% 8/15/21	4,294	4,801
LG&E and KU Energy LLC:
2.125% 11/15/15	3,294	3,297
3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	8,353
6.5% 8/1/18	2,033	2,519
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	6,967	6,994
Pacific Gas & Electric Co. 3.25% 9/15/21	662	699
Pennsylvania Electric Co. 6.05% 9/1/17	844	972
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,205
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,614
Sierra Pacific Power Co. 5.45% 9/1/13	2,018	2,125
Tampa Electric Co.:
4.1% 6/15/42	721	719
5.4% 5/15/21	1,635	1,981
Wisconsin Electric Power Co. 2.95% 9/15/21	768	805
		76,273
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	$ 1,325	$ 1,423
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 5.35% 1/15/14	1,687	1,791
PPL Energy Supply LLC 6.3% 7/15/13	8,190	8,661
PSEG Power LLC 2.75% 9/15/16	1,039	1,075
		11,527
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,392
Dominion Resources, Inc.:
2.7697% 9/30/66 (h)	4,542	4,040
7.5% 6/30/66 (h)	4,221	4,474
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,675	3,737
National Grid PLC 6.3% 8/1/16	1,843	2,137
NiSource Finance Corp.:
5.25% 9/15/17	2,656	2,971
5.4% 7/15/14	1,743	1,889
5.45% 9/15/20	313	356
6.4% 3/15/18	1,717	2,023
Sempra Energy 2.3% 4/1/17	9,715	9,978
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,383	3,468
		40,465
TOTAL UTILITIES		129,688
TOTAL NONCONVERTIBLE BONDS (Cost $1,471,835)		1,577,145
U.S. Government and Government Agency Obligations - 35.6%

U.S. Government Agency Obligations - 4.6%
Fannie Mae:
0.375% 3/16/15	5,526	5,504
0.5% 5/27/15	1,387	1,385
0.5% 7/2/15	20,840	20,790
0.625% 10/30/14	1,596	1,602
0.75% 12/19/14	5,725	5,763
0.875% 8/28/14	52,819	53,357
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
0.5% 4/17/15	$ 2,822	$ 2,820
0.625% 12/29/14	1,848	1,854
0.75% 11/25/14	1,886	1,897
1% 8/27/14	29,237	29,649
1.75% 9/10/15	62,973	65,274
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	9	9
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		189,904
U.S. Treasury Obligations - 30.8%
U.S. Treasury Notes:
0.875% 11/30/16	53,278	53,956
0.875% 4/30/17	115,190	116,459
1% 9/30/16	33,025	33,626
1.125% 5/31/19	200,312	201,720
1.75% 7/31/15	89,230	93,001
1.875% 9/30/17	101,890	107,852
2% 2/15/22	219,291	228,371
3% 9/30/16	113,994	125,723
3.125% 10/31/16	15,084	16,739
3.125% 1/31/17 (e)	44,686	49,776
3.625% 2/15/20 (e)	198,136	234,771
TOTAL U.S. TREASURY OBLIGATIONS		1,261,994
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	6,030	6,138
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,379,594)		1,458,036
U.S. Government Agency - Mortgage Securities - 7.2%

Fannie Mae - 5.3%
2.066% 10/1/33 (h)	206	216
2.115% 10/1/35 (h)	250	260
2.15% 3/1/35 (h)	156	165
2.235% 2/1/33 (h)	192	201
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.239% 10/1/33 (h)	$ 90	$ 95
2.242% 12/1/34 (h)	176	185
2.257% 7/1/35 (h)	86	91
2.301% 7/1/34 (h)	109	116
2.303% 6/1/36 (h)	159	170
2.332% 3/1/35 (h)	104	109
2.424% 10/1/33 (h)	244	258
2.425% 3/1/35 (h)	26	27
2.426% 7/1/35 (h)	637	672
2.434% 12/1/33 (h)	5,742	6,052
2.564% 11/1/36 (h)	1,164	1,248
2.601% 5/1/35 (h)	412	439
2.612% 4/1/35 (h)	3,610	3,857
2.633% 7/1/37 (h)	352	377
2.678% 7/1/35 (h)	373	398
2.781% 9/1/36 (h)	1,799	1,927
3% 7/1/21 to 11/1/21	63,302	66,628
3.184% 1/1/40 (h)	3,128	3,257
3.483% 3/1/40 (h)	2,377	2,472
3.5% 1/1/26	74,649	78,810
3.524% 12/1/39 (h)	844	886
3.612% 3/1/40 (h)	3,253	3,411
4% 7/1/18	2,436	2,585
4.5% 8/1/18 to 7/1/20	5,459	5,842
5.5% 9/1/17 to 6/1/36	33,621	36,736
6.5% 4/1/13 to 3/1/26	622	661
7% 7/1/25 to 2/1/32	26	29
7.5% 8/1/13 to 8/1/29	320	369
TOTAL FANNIE MAE		218,549
Freddie Mac - 1.8%
2.188% 3/1/36 (h)	293	309
2.301% 4/1/35 (h)	1,667	1,770
2.374% 1/1/35 (h)	114	121
3% 8/1/21	9,166	9,654
3.028% 11/1/35 (h)	571	601
3.135% 3/1/33 (h)	33	36
3.342% 10/1/35 (h)	225	241
3.564% 4/1/40 (h)	1,817	1,902
3.566% 4/1/40 (h)	2,093	2,189
3.609% 2/1/40 (h)	4,079	4,247
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 8/1/18	$ 6,946	$ 7,400
5% 3/1/19	8,674	9,295
5.5% 3/1/34 to 7/1/35	32,247	35,348
7.5% 6/1/12 to 1/1/33	128	148
TOTAL FREDDIE MAC		73,261
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	3,743	4,325
7.5% 3/15/28	5	5
8% 7/15/17 to 5/15/22	744	803
TOTAL GINNIE MAE		5,133
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $289,197)		296,943
Asset-Backed Securities - 8.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7088% 4/25/35 (h)	497	262
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8888% 3/25/34 (h)	325	266
Series 2005-HE2 Class M2, 0.6888% 4/25/35 (h)	45	43
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	343	3
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(h)	4,593	69
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	2,115	2,121
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	269	269
Class A4, 3% 10/15/15 (c)	1,820	1,842
Series 2010-1 Class A4, 2.3% 12/15/14	7,600	7,744
Series 2010-4 Class A4, 1.35% 12/15/15	3,930	3,973
Series 2010-5 Class A4, 1.75% 3/15/16	1,635	1,667
Series 2011-1 Class A4, 2.23% 3/15/16	7,350	7,573
Series 2011-2 Class A3, 1.18% 4/15/15	4,230	4,251
Series 2011-3 Class A3, 0.97% 8/17/15	5,460	5,477
Series 2012-1 Class A2, 0.71% 9/15/14	6,300	6,306
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	2,160	2,190
Series 2011-1 Class A2, 2.15% 1/15/16	15,400	15,673
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Master Owner Trust: - continued
Series 2011-3 Class A2, 1.81% 5/15/16	$ 8,240	$ 8,347
Series 2011-5 Class A1, 0.8888% 6/15/15 (h)	8,570	8,584
Series 2012-1 Class A2, 1.44% 2/15/17	8,450	8,486
Series 2012-2 Class A, 0.7413% 3/15/16 (h)	4,000	4,000
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	5,980	6,005
Series 2011-1 Class A3, 1.39% 9/8/15	3,080	3,098
Series 2011-2 Class A3, 1.61% 10/8/15	6,330	6,386
Series 2011-3 Class A3, 1.17% 1/8/16	2,300	2,311
Series 2011-4 Class A/S, 0.92% 3/9/15	5,627	5,632
Series 2011-5 Class A2, 1.19% 8/8/15	2,001	2,006
Series 2012-2 Class A3, 1.05% 10/11/16	2,560	2,559
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9388% 12/25/33 (h)	36	28
Series 2004-R2 Class M3, 0.7888% 4/25/34 (h)	60	18
Series 2005-R2 Class M1, 0.6888% 4/25/35 (h)	930	822
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (h)	22	15
Series 2004-W11 Class M2, 0.9388% 11/25/34 (h)	253	179
Series 2004-W7 Class M1, 0.7888% 5/25/34 (h)	968	693
Series 2006-W4 Class A2C, 0.3988% 5/25/36 (h)	593	141
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0638% 4/25/34 (h)	1,094	841
Series 2006-HE2 Class M1, 0.6088% 3/25/36 (h)	67	1
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	2,500	2,544
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.0682% 4/4/17 (b)(c)(h)	4,149	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	2,612	2,639
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3638% 2/25/35 (h)	1,896	1,108
BMW Vehicle Lease Trust Series 2011-1 Class A3, 1.06% 2/20/14	6,190	6,210
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	2,600	2,698
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6898% 7/20/39 (c)(h)	92	72
Class B, 0.9898% 7/20/39 (c)(h)	189	83
Class C, 1.3398% 7/20/39 (c)(h)	243	5
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3788% 12/25/36 (h)	$ 812	$ 294
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	4,832	4,917
Series 2011-A2 Class A2, 0.3288% 5/15/15 (h)	16,210	16,216
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	5,489	5,696
Series 2009-A5 Class A5, 2.25% 12/23/14	13,500	13,630
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (c)	2,111	2,118
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3588% 9/25/37 (h)	150	147
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	149	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2088% 4/25/34 (h)	72	26
Series 2004-4 Class M2, 1.0338% 6/25/34 (h)	265	119
Series 2005-3 Class MV1, 0.6588% 8/25/35 (h)	7	7
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	9,340	9,335
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (c)	5,240	5,232
Fannie Mae Series 2004-T5 Class AB3, 0.6889% 5/28/35 (h)	18	11
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4138% 8/25/34 (h)	208	103
Ford Credit Auto Lease Trust:
Series 2010-B Class A3, 0.91% 7/15/13 (c)	2,891	2,892
Series 2011-A Class A3, 1.03% 7/15/14	7,640	7,669
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	3,490	3,584
Series 2009-D Class A4, 2.98% 8/15/14	4,950	5,028
Series 2010-B Class A4, 1.58% 9/15/15	9,480	9,600
Series 2011-B Class A4, 1.35% 12/15/16	3,640	3,677
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	4,390	4,422
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,799
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9738% 1/25/35 (h)	427	132
Class M4, 1.2588% 1/25/35 (h)	164	25
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (c)(h)	1,457	510
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	732	703
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (c)(h)	$ 95	$ 89
Series 2006-2A:
Class A, 0.4188% 11/15/34 (c)(h)	1,263	1,095
Class B, 0.5188% 11/15/34 (c)(h)	457	315
Class C, 0.6188% 11/15/34 (c)(h)	758	431
Class D, 0.9888% 11/15/34 (c)(h)	289	89
GE Capital Credit Card Master Note Trust Series 2012-1 Class A, 1.03% 1/15/18	7,770	7,811
GSAMP Trust Series 2004-AR1 Class B4, 3.621% 6/25/34 (c)(h)	240	75
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7888% 9/25/46 (c)(h)	642	608
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5588% 8/25/33 (h)	284	191
Series 2003-3 Class M1, 1.5288% 8/25/33 (h)	308	219
Series 2003-5 Class A2, 0.9388% 12/25/33 (h)	15	12
Series 2006-1 Class 2A3, 0.4638% 4/25/36 (h)	98	98
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	1,770	1,789
Series 2010-2 Class A4, 1.93% 8/18/16	12,444	12,603
Series 2011-1 Class A4, 1.8% 4/17/17	2,270	2,309
Series 2011-2 Class A4, 1.55% 8/18/17	5,790	5,889
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4288% 1/25/37 (h)	766	267
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	4,680	4,693
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	1,810	1,848
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5388% 7/25/36 (h)	151	3
Series 2007-CH1 Class AV4, 0.3688% 11/25/36 (h)	764	695
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8032% 12/27/29 (h)	251	223
Series 2006-A Class 2C, 1.6232% 3/27/42 (h)	2,280	108
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	9	9
Class C, 5.691% 10/20/28 (c)	4	4
Class D, 6.01% 10/20/28 (c)	49	49
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5388% 5/25/37 (h)	353	5
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (c)	8,530	8,550
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Mercedes-Benz Auto Lease Trust: - continued
Series 2011-B Class A3, 1.07% 8/15/14 (c)	$ 4,600	$ 4,617
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	5,160	5,170
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9888% 7/25/34 (h)	122	74
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2138% 7/25/34 (h)	375	277
Series 2006-FM1 Class A2B, 0.3488% 4/25/37 (h)	807	614
Series 2006-OPT1 Class A1A, 0.4988% 6/25/35 (h)	1,708	1,216
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5788% 8/25/34 (h)	26	19
Series 2004-HE7 Class B3, 5.4888% 8/25/34 (h)	186	21
Series 2005-NC1 Class M1, 0.6788% 1/25/35 (h)	180	113
Series 2005-NC2 Class B1, 1.4088% 3/25/35 (h)	188	23
Series 2007-HE2 Class M1, 0.4888% 1/25/37 (h)	33	0*
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (j)	3,874	174
Series 2006-4 Class D, 1.3388% 5/25/32 (h)	1,745	2
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	9,211	81
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7488% 9/25/35 (h)	642	274
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	1,980	1,991
Series 2011-A Class A3, 1.04% 8/15/14	6,490	6,514
Series 2011-B Class A3, 0.92% 2/16/15	3,190	3,186
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	3,580	3,602
Ocala Funding LLC:
Series 2005-1A Class A, 1.7398% 3/20/10 (b)(c)(h)	405	0
Series 2006-1A Class A, 1.6398% 3/20/11 (b)(c)(h)	530	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (h)	1	1
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (h)	12	12
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4888% 9/25/34 (h)	240	101
Class M4, 1.6888% 9/25/34 (h)	308	65
Series 2005-WCH1 Class M4, 1.0688% 1/25/36 (h)	665	328
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (h)	2	2
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	4,143	4,159
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Santander Drive Auto Receivables Trust: - continued
Series 2012-1 Class A2, 1.25% 4/15/15	$ 3,770	$ 3,784
Series 2012-3 Class A3, 1.08% 4/15/16	2,830	2,833
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0338% 3/25/35 (h)	590	432
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (c)(h)	238	233
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4237% 6/15/33 (h)	572	212
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	484	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9638% 9/25/34 (h)	46	15
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	389	399
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (h)	168	122
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0292% 4/6/42 (c)(h)	1,791	22
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	8,289	8,301
Class A4, 1.18% 10/20/15	840	844
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	400	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	3	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2657% 10/25/44 (c)(h)	806	468
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	3,590	3,610
TOTAL ASSET-BACKED SECURITIES (Cost $341,313)		344,120
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 0.9%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (c)(h)	4,714	4,721
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,348	541
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (c)(h)	10	10
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4888% 8/28/47 (c)(h)	$ 3,058	$ 3,005
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	2,023	1,977
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3398% 12/20/54 (h)	151	88
Series 2006-1A:
Class A5, 0.3798% 12/20/54 (c)(h)	4,349	4,148
Class C2, 1.4398% 12/20/54 (c)(h)	3,085	1,789
Series 2006-2 Class C1, 1.1798% 12/20/54 (h)	2,445	1,418
Series 2006-3 Class C2, 0.7398% 12/20/54 (h)	506	293
Series 2006-4:
Class B1, 0.4198% 12/20/54 (h)	2,386	2,004
Class C1, 0.9998% 12/20/54 (h)	1,459	846
Class M1, 0.5798% 12/20/54 (h)	629	469
Series 2007-1:
Class 1C1, 0.8398% 12/20/54 (h)	1,115	647
Class 1M1, 0.5398% 12/20/54 (h)	754	562
Class 2C1, 1.1998% 12/20/54 (h)	506	293
Class 2M1, 0.7398% 12/20/54 (h)	969	722
Series 2007-2 Class 2C1, 1.0988% 12/17/54 (h)	1,341	778
Granite Mortgages Series 2003-2 Class 1A3, 0.9657% 7/20/43 (h)	2,016	1,931
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.9157% 1/20/44 (h)	194	136
Series 2004-1 Class 2A1, 0.7937% 3/20/44 (h)	3,302	3,144
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (h)	1,969	2,047
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (h)	359	223
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (h)	714	480
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5888% 7/10/35 (c)(h)	716	582
Class B6, 3.0888% 7/10/35 (c)(h)	197	158
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6888% 6/25/33 (c)(h)	145	136
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	170	58
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	$ 3,490	$ 3,496
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (h)	16	11
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (h)	1,475	1,177
TOTAL PRIVATE SPONSOR		37,890
U.S. Government Agency - 0.7%
Fannie Mae:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	186	200
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	619	662
Series 2004-86 Class KC, 4.5% 5/25/19	401	414
Series 2010-123 Class DL, 3.5% 11/25/25	2,779	2,898
Series 2010-143 Class B, 3.5% 12/25/25	4,357	4,577
Freddie Mac:
floater Series 3346 Class FA, 0.4688% 2/15/19 (h)	3,960	3,966
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	635	676
Series 2363 Class PF, 6% 9/15/16	826	874
Series 2425 Class JH, 6% 3/15/17	743	802
Series 3777 Class AC, 3.5% 12/15/25	8,155	8,587
Government National Mortgage Association floater sequential payer Series 2011-150 Class D, 3% 4/20/37	3,497	3,594
TOTAL U.S. GOVERNMENT AGENCY		27,250
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,132)		65,140
Commercial Mortgage Securities - 5.3%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (c)	5,890	5,894
Asset Securitization Corp. Series 1997-D5:
Class A3, 7.2034% 2/14/43 (h)	325	326
Class A6, 7.5234% 2/14/43 (h)	1,412	1,421
Class PS1, 1.4221% 2/14/43 (h)(j)	1,865	23
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9026% 5/10/45 (h)	$ 1,083	$ 1,143
Series 2006-5 Class A3, 5.39% 9/10/47	1,683	1,762
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,575
Series 2007-4 Class A3, 5.9835% 2/10/51 (h)	1,204	1,255
Series 2006-6 Class E, 5.619% 10/10/45 (c)	697	55
Series 2007-3 Class A3, 5.8366% 6/10/49 (h)	2,016	2,065
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2:
Class A3, 4.05% 11/10/38	147	149
Class A4, 4.153% 11/10/38	1,531	1,571
Series 2001-3 Class H, 6.562% 4/11/37 (c)	675	674
Series 2001-PB1 Class K, 6.15% 5/11/35 (c)	214	214
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (c)(h)	518	508
Class D, 0.5988% 3/15/22 (c)(h)	525	511
Class E, 0.6388% 3/15/22 (c)(h)	434	422
Class F, 0.7088% 3/15/22 (c)(h)	277	269
Class G, 0.7688% 3/15/22 (c)(h)	179	169
Series 2006-BIX1:
Class D, 0.4488% 10/15/19 (c)(h)	525	515
Class E, 0.4788% 10/15/19 (c)(h)	878	838
Class F, 0.5488% 10/15/19 (c)(h)	1,724	1,638
Class G, 0.5688% 10/15/19 (c)(h)	609	572
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0888% 12/25/33 (c)(h)	45	32
Series 2004-1:
Class A, 0.5988% 4/25/34 (c)(h)	569	470
Class B, 2.1388% 4/25/34 (c)(h)	64	37
Class M1, 0.7988% 4/25/34 (c)(h)	51	36
Class M2, 1.4388% 4/25/34 (c)(h)	48	34
Series 2005-2A:
Class A1, 0.5488% 8/25/35 (c)(h)	823	568
Class M1, 0.6688% 8/25/35 (c)(h)	35	18
Class M2, 0.7188% 8/25/35 (c)(h)	58	26
Class M3, 0.7388% 8/25/35 (c)(h)	32	13
Series 2005-3A:
Class A2, 0.6388% 11/25/35 (c)(h)	299	189
Class M1, 0.6788% 11/25/35 (c)(h)	48	27
Class M2, 0.7288% 11/25/35 (c)(h)	61	33
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M3, 0.7488% 11/25/35 (c)(h)	$ 55	$ 29
Class M4, 0.8388% 11/25/35 (c)(h)	68	33
Series 2005-4A:
Class A2, 0.6288% 1/25/36 (c)(h)	583	405
Class B1, 1.6388% 1/25/36 (c)(h)	80	11
Class M1, 0.6888% 1/25/36 (c)(h)	188	82
Class M2, 0.7088% 1/25/36 (c)(h)	90	35
Class M3, 0.7388% 1/25/36 (c)(h)	82	29
Class M4, 0.8488% 1/25/36 (c)(h)	72	23
Class M5, 0.8888% 1/25/36 (c)(h)	72	19
Class M6, 0.9388% 1/25/36 (c)(h)	77	14
Series 2006-1:
Class A2, 0.5988% 4/25/36 (c)(h)	91	59
Class M1, 0.6188% 4/25/36 (c)(h)	52	30
Class M2, 0.6388% 4/25/36 (c)(h)	55	30
Class M3, 0.6588% 4/25/36 (c)(h)	47	24
Class M4, 0.7588% 4/25/36 (c)(h)	27	12
Class M5, 0.7988% 4/25/36 (c)(h)	26	11
Class M6, 0.8788% 4/25/36 (c)(h)	52	20
Series 2006-2A:
Class A1, 0.4688% 7/25/36 (c)(h)	1,935	1,306
Class A2, 0.5188% 7/25/36 (c)(h)	81	54
Class B1, 1.1088% 7/25/36 (c)(h)	48	5
Class B3, 2.9388% 7/25/36 (c)(h)	59	2
Class M1, 0.5488% 7/25/36 (c)(h)	85	34
Class M2, 0.5688% 7/25/36 (c)(h)	95	34
Class M3, 0.5888% 7/25/36 (c)(h)	79	25
Class M4, 0.6588% 7/25/36 (c)(h)	53	14
Class M5, 0.7088% 7/25/36 (c)(h)	65	12
Class M6, 0.7788% 7/25/36 (c)(h)	98	12
Series 2006-3A:
Class B1, 1.0388% 10/25/36 (c)(h)	38	0*
Class M4, 0.6688% 10/25/36 (c)(h)	105	9
Class M5, 0.7188% 10/25/36 (c)(h)	126	7
Class M6, 0.7988% 10/25/36 (c)(h)	155	5
Series 2006-4A:
Class A1, 0.4688% 12/25/36 (c)(h)	382	247
Class A2, 0.5088% 12/25/36 (c)(h)	2,022	893
Class B1, 0.9388% 12/25/36 (c)(h)	85	3
Class B2, 1.4888% 12/25/36 (c)(h)	34	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M1, 0.5288% 12/25/36 (c)(h)	$ 179	$ 49
Class M2, 0.5488% 12/25/36 (c)(h)	119	23
Class M3, 0.5788% 12/25/36 (c)(h)	121	16
Class M4, 0.6388% 12/25/36 (c)(h)	145	17
Class M5, 0.6788% 12/25/36 (c)(h)	132	12
Class M6, 0.7588% 12/25/36 (c)(h)	119	8
Series 2007-1 Class A2, 0.5088% 3/25/37 (c)(h)	442	221
Series 2007-2A:
Class A1, 0.5088% 7/25/37 (c)(h)	415	223
Class A2, 0.5588% 7/25/37 (c)(h)	389	130
Class B1, 1.8388% 7/25/37 (c)(h)	153	5
Class M1, 0.6088% 7/25/37 (c)(h)	181	25
Class M2, 0.6488% 7/25/37 (c)(h)	98	8
Class M3, 0.7288% 7/25/37 (c)(h)	99	7
Class M4, 0.8888% 7/25/37 (c)(h)	198	13
Class M5, 0.9888% 7/25/37 (c)(h)	175	9
Class M6, 1.2388% 7/25/37 (c)(h)	222	9
Series 2007-3:
Class A2, 0.5288% 7/25/37 (c)(h)	350	164
Class B1, 1.1888% 7/25/37 (c)(h)	133	10
Class B2, 1.8388% 7/25/37 (c)(h)	251	9
Class B3, 4.2388% 7/25/37 (c)(h)	7	0*
Class M1, 0.5488% 7/25/37 (c)(h)	119	30
Class M2, 0.5788% 7/25/37 (c)(h)	127	23
Class M3, 0.6088% 7/25/37 (c)(h)	200	28
Class M4, 0.7388% 7/25/37 (c)(h)	237	29
Class M5, 0.8388% 7/25/37 (c)(h)	163	18
Class M6, 1.0388% 7/25/37 (c)(h)	124	12
Series 2007-4A:
Class B1, 2.7888% 9/25/37 (c)(h)	63	3
Class M1, 1.1888% 9/25/37 (c)(h)	207	15
Class M2, 1.2888% 9/25/37 (c)(h)	207	11
Class M4, 1.8388% 9/25/37 (c)(h)	402	16
Class M5, 1.9888% 9/25/37 (c)(h)	402	12
Class M6, 2.1888% 9/25/37 (c)(h)	403	8
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(j)	2,184	82
Series 2007-5A, Class IO, 4.1484% 10/25/37 (c)(h)(j)	5,431	497
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8888% 3/15/19 (c)(h)	$ 184	$ 177
Class J, 1.0888% 3/15/19 (c)(h)	183	166
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (c)(h)	349	316
Class E, 0.5388% 3/15/22 (c)(h)	1,818	1,608
Class F, 0.5888% 3/15/22 (c)(h)	1,115	964
Class G, 0.6388% 3/15/22 (c)(h)	376	318
Class H, 0.7888% 3/15/22 (c)(h)	349	274
Class J, 0.9388% 3/15/22 (c)(h)	349	264
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	316	320
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (c)(h)(j)	12,709	128
Series 2006-T24 Class X2, 0.6233% 10/12/41 (c)(h)(j)	2,533	15
Series 2007-PW18 Class X2, 0.4794% 6/11/50 (c)(h)(j)	84,954	872
Series 2007-T28 Class X2, 0.3209% 9/11/42 (c)(h)(j)	45,707	271
C-BASS Trust floater Series 2006-SC1 Class A, 0.5088% 5/25/36 (c)(h)	323	270
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	1,418	1,461
Class XCL, 1.3344% 5/15/35 (c)(h)(j)	4,924	105
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5698% 8/15/21 (c)(h)	100	96
Class H, 0.6098% 8/15/21 (c)(h)	218	204
Series 2008-C7 Class A2B, 6.2761% 12/10/49 (h)	1,085	1,103
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,175	1,239
Class C, 5.476% 12/11/49	2,273	500
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (h)	1,207	1,286
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	253
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7888% 4/15/17 (c)(h)	31	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class H, 0.8588% 4/15/17 (c)(h)	$ 78	$ 69
Class J, 1.0888% 4/15/17 (c)(h)	59	44
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (c)(h)	742	704
Class D, 0.5788% 11/15/17 (c)(h)	39	36
Class E, 0.6288% 11/15/17 (c)(h)	137	126
Class F, 0.6888% 11/15/17 (c)(h)	67	61
Class G, 0.7388% 11/15/17 (c)(h)	47	42
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (c)(h)	1,720	1,557
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,439	3,523
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,080	2,019
Class AJFX, 5.478% 2/5/19 (c)	2,590	2,568
Series 2006-C8 Class XP, 0.6588% 12/10/46 (h)(j)	12,404	91
Commercial Mortgage pass-thru certificates:
sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	1	1
Series 2004-LB4A Class A5, 4.84% 10/15/37	11,280	11,792
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	2,414	2,587
Series 2007-C3:
Class A2, 5.8672% 6/15/39 (h)	499	498
Class A4, 5.8672% 6/15/39 (h)	726	773
Series 2006-C4 Class AAB, 5.439% 9/15/39	1,859	1,882
Series 2006-C5 Class ASP, 0.8651% 12/15/39 (h)(j)	8,291	84
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (c)(h)	4,306	3,248
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	2	2
Class A4, 4.75% 1/15/37	562	586
Series 2001-CK6 Class AX, 1.2267% 8/15/36 (h)(j)	386	1
Series 2001-CKN5 Class AX, 1.9496% 9/15/34 (c)(h)(j)	1,649	2
Series 2003-C4 Class A4, 5.137% 8/15/36	3,724	3,846
Series 2006-C1 Class A3, 5.5958% 2/15/39 (h)	2,185	2,314
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3888% 2/15/22 (c)(h)	$ 457	$ 420
Class C:
0.4088% 2/15/22 (c)(h)	840	765
0.5088% 2/15/22 (c)(h)	300	267
Class F, 0.5588% 2/15/22 (c)(h)	600	522
Series 2007-C1:
Class ASP, 0.5749% 2/15/40 (h)(j)	17,509	119
Class B, 5.487% 2/15/40 (c)(h)	1,845	309
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	794	801
Freddie Mac sequential payer Series K017 Class A1, 1.891% 12/25/20	9,112	9,311
Freddie Mac Multi-Class pass-thru certificates Series K707 Class A1, 1.615% 9/25/18	5,651	5,741
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,947
Series 2001-1 Class X1, 1.7136% 5/15/33 (c)(h)(j)	1,211	11
Series 2007-C1 Class XP, 0.3359% 12/10/49 (h)(j)	16,725	65
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.6355% 5/10/40 (h)	2,050	2,135
Series 2005-C1 Class X2, 0.7319% 5/10/43 (h)(j)	4,185	0*
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4288% 11/5/21 (c)(h)	454	426
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	2,414	2,480
Series 2006-GG7 Class A3, 6.0811% 7/10/38 (h)	514	514
Series 2007-GG11 Class A1, 0.4392% 12/10/49 (c)(h)(j)	22,967	138
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6088% 6/6/20 (c)(h)	274	269
Class F, 0.6788% 6/6/20 (c)(h)	376	363
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(h)	5,489	5,447
Class C, 2.0056% 3/6/20 (c)(h)	1,355	1,340
Class D, 2.2018% 3/6/20 (c)(h)	2,650	2,620
Class F, 2.6334% 3/6/20 (c)(h)	112	111
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class G, 2.7903% 3/6/20 (c)(h)	$ 56	$ 55
Class H, 3.3004% 3/6/20 (c)(h)	44	44
Class J, 4.0852% 3/6/20 (c)(h)	63	63
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	1,467	1,467
Series 2005-GG4 Class XP, 0.8966% 7/10/39 (c)(h)(j)	18,367	0*
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	987	990
Series 2007-GG10 Class A2, 5.778% 8/10/45	275	278
Series 2011-GC5 Class A1, 1.468% 8/10/44 (h)	3,395	3,414
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,444	1,447
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(h)	8,000	7,988
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	3,348	3,399
Series 2003-CB7 Class A4, 4.879% 1/12/38 (h)	1,625	1,686
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (c)(h)	602	586
Class C, 0.4488% 11/15/18 (c)(h)	428	416
Class D, 0.4688% 11/15/18 (c)(h)	144	140
Class E, 0.5188% 11/15/18 (c)(h)	156	148
Class F, 0.5688% 11/15/18 (c)(h)	235	211
Class G, 0.5988% 11/15/18 (c)(h)	203	169
Class H, 0.7388% 11/15/18 (c)(h)	156	127
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	405	416
Series 2007-LD11 Class A2, 5.9877% 6/15/49 (h)	4,947	4,964
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	6,795	6,850
Class A3, 5.42% 1/15/49	3,322	3,650
Series 2005-CB13 Class E, 5.5314% 1/12/43 (c)(h)	611	20
Series 2005-LDP4 Class X2, 0.3649% 10/15/42 (h)(j)	394,141	301
Series 2006-CB17 Class A3, 5.45% 12/12/43	317	320
Series 2007-CB19:
Class B, 5.9254% 2/12/49 (h)	103	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class C, 5.9254% 2/12/49 (h)	$ 270	$ 51
Class D, 5.9254% 2/12/49 (h)	284	43
Series 2007-LDP10 Class ES, 5.7393% 1/15/49 (c)(h)	624	35
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	164	164
Series 2006-C7 Class A2, 5.3% 11/15/38	705	709
Series 2007-C1 Class A4, 5.424% 2/15/40	156	175
Series 2007-C2 Class A3, 5.43% 2/15/40	582	637
Series 2005-C3 Class XCP, 0.9022% 7/15/40 (h)(j)	2,746	1
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (h)(j)	5,147	45
Series 2007-C1 Class XCP, 0.6211% 2/15/40 (h)(j)	1,924	14
Series 2007-C7 Class XCP, 0.4289% 9/15/45 (h)(j)	77,504	570
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (c)(h)	387	353
Class E, 0.5288% 9/15/21 (c)(h)	1,395	1,230
Class F, 0.5788% 9/15/21 (c)(h)	515	439
Class G, 0.5988% 9/15/21 (c)(h)	1,017	836
Class H, 0.6388% 9/15/21 (c)(h)	263	205
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3909% 11/12/37 (h)	683	685
Series 2005-LC1 Class F, 5.5591% 1/12/44 (c)(h)	1,050	586
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3603% 12/12/49 (h)	122	122
sequential payer:
Series 2006-1 Class A3, 5.6555% 2/12/39 (h)	1,284	1,292
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	936	980
Series 2007-5:
Class A3, 5.364% 8/12/48	471	483
Class A4, 5.378% 8/12/48	48	51
Class B, 5.479% 8/12/48	3,621	825
Series 2007-9 Class A4, 5.7% 9/12/49	315	342
Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	4,429	4,603
Series 2006-4 Class XP, 0.8105% 12/12/49 (h)(j)	18,224	273
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,207	340
Series 2007-7 Class B, 5.936% 6/12/50 (h)	105	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.439% 7/15/19 (c)(h)	$ 161	$ 93
Series 2007-XLFA:
Class A2, 0.339% 10/15/20 (c)(h)	2,907	2,771
Class C, 0.399% 10/15/20 (c)(h)	693	624
Class D, 0.429% 10/15/20 (c)(h)	300	261
Class E, 0.489% 10/15/20 (c)(h)	376	312
Class F, 0.539% 10/15/20 (c)(h)	225	171
Class G, 0.579% 10/15/20 (c)(h)	279	201
Class H, 0.669% 10/15/20 (c)(h)	176	118
Class J, 0.819% 10/15/20 (c)(h)	103	43
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	1,399	1,423
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,195	1,208
Series 2006-HQ10 Class X2, 0.691% 11/12/41 (c)(h)(j)	6,519	16
Series 2006-HQ8 Class A3, 5.653% 3/12/44 (h)	399	399
Series 2006-T23 Class A3, 5.9838% 8/12/41 (h)	616	630
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	1,740	1,796
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	844	874
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	44	44
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	3,460	3,520
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3303% 9/15/21 (c)(h)	3,453	3,348
Class E, 0.5198% 9/15/21 (c)(h)	867	688
Class F, 0.5798% 9/15/21 (c)(h)	846	646
Class G, 0.5998% 9/15/21 (c)(h)	801	585
Class J, 0.8398% 9/15/21 (c)(h)	178	82
Series 2007-WHL8:
Class F, 0.7188% 6/15/20 (c)(h)	2,422	1,768
Class LXR1, 0.9388% 6/15/20 (c)(h)	148	119
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	3,206	3,288
Series 2007-C30:
Class A3, 5.246% 12/15/43	386	386
Class A4, 5.305% 12/15/43	355	377
Class A5, 5.342% 12/15/43	1,291	1,369
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.9223% 6/15/49 (h)	$ 1,211	$ 1,220
Class A3, 5.9273% 6/15/49 (h)	2,049	2,175
Series 2005-C22 Class F, 5.5332% 12/15/44 (c)(h)	2,013	505
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	3,621	1,108
Class XP, 0.6679% 12/15/43 (c)(h)(j)	10,446	91
Series 2007-C31 Class C, 5.8735% 4/15/47 (h)	332	70
Series 2007-C31A Class A2, 5.421% 4/15/47	4,106	4,237
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0975% 2/15/51 (h)	799	886
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $188,988)		215,868
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	9,000	9,684
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	6,094	6,180
Series 2011, 5.877% 3/1/19	620	693
TOTAL MUNICIPAL SECURITIES (Cost $15,733)		16,557
Foreign Government and Government Agency Obligations - 1.2%

Brazilian Federative Republic 4.875% 1/22/21	3,820	4,332
Hydro-Quebec 2% 6/30/16	16,000	16,567
New Brunswick Province 2.75% 6/15/18	8,700	9,347
Ontario Province 2.3% 5/10/16	20,000	20,878
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $49,285)		51,124
Bank Notes - 0.5%

National City Bank, Cleveland 0.5875% 3/1/13 (h)	12,421	12,426
Wachovia Bank NA 6% 11/15/17	5,655	6,528
TOTAL BANK NOTES (Cost $18,257)		18,954
Fixed-Income Funds - 0.8%
	Shares	Value (000s)
Fidelity Specialized High Income Central Fund (i) (Cost $33,192)	334,707	$ 34,137
Money Market Funds - 0.3%

Fidelity Cash Central Fund, 0.17% (a) (Cost $11,671)	11,670,586	11,671
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,854,197)		4,089,695
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,251
NET ASSETS - 100%		$ 4,095,946
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $176,000)(g)

	Sept. 2037	$ 354	$ (336)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-C)(f)	Oct. 2034	435	(175)
Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(f)	August 2034	364	(269)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C)(f)	Dec. 2034	1,174	(1,127)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca)(f)	April 2032	184	(142)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(f)	Feb. 2034	4	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C)(f)

	Oct. 2034	$ 479	$ (376)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(f)	Sept. 2034	167	(145)
		$ 3,161	$ (2,574)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $386,660,000 or 9.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,525,000.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Specialized High Income Central Fund	1,629
Total	$ 1,644
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 40,165	$ 1,629	$ 8,701	$ 34,137	7.8%
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,577,145	$ -	$ 1,577,145	$ -
U.S. Government and Government Agency Obligations	1,458,036	-	1,458,036	-
U.S. Government Agency - Mortgage Securities	296,943	-	296,943	-
Asset-Backed Securities	344,120	-	337,642	6,478
Collateralized Mortgage Obligations	65,140	-	63,801	1,339
Commercial Mortgage Securities	215,868	-	197,718	18,150
Municipal Securities	16,557	-	16,557	-
Foreign Government and Government Agency Obligations	51,124	-	51,124	-
Bank Notes	18,954	-	18,954	-
Fixed-Income Funds	34,137	34,137	-	-
Money Market Funds	11,671	11,671	-	-
Total Investments in Securities:	$ 4,089,695	$ 45,808	$ 4,017,920	$ 25,967
Derivative Instruments:
Liabilities
Swap Agreements	$ (2,574)	$ -	$ (336)	$ (2,238)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 34,815
Total Realized Gain (Loss)	1,226
Total Unrealized Gain (Loss)	(3,776)
Cost of Purchases	13
Proceeds of Sales	(8,640)
Amortization/Accretion	734
Transfers in to Level 3	13,866
Transfers out of Level 3	(12,271)
Ending Balance	$ 25,967
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (2,874)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,095)
Total Unrealized Gain (Loss)	(143)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (2,238)
Realized gain (loss) on Swap Agreements for the period	$ (54)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2012	$ (143)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $3,924,878,000. Net unrealized appreciation aggregated $164,817,000, of which $180,079,000 related to appreciated investment securities and $15,262,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $3,161,000 representing 0.08% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Investment Grade Bond Fund

May 31, 2012

1.804978.108

IGB-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Media - 1.9%
Comcast Corp.:
5.15% 3/1/20	$ 5,596	$ 6,539
5.7% 5/15/18	6,385	7,502
6.5% 1/15/17	4,125	4,906
Discovery Communications LLC 6.35% 6/1/40	3,458	4,219
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,340
6.4% 4/30/40	5,000	6,154
News America Holdings, Inc. 7.75% 12/1/45	3,733	4,578
News America, Inc. 6.15% 2/15/41	2,347	2,698
Time Warner Cable, Inc.:
4% 9/1/21	17,000	17,734
5.85% 5/1/17	16,878	19,632
6.75% 7/1/18	5,587	6,772
Time Warner, Inc. 6.2% 3/15/40	5,000	5,839
		92,913
CONSUMER STAPLES - 1.3%
Beverages - 0.4%
Beam, Inc.:
1.875% 5/15/17	1,038	1,040
3.25% 5/15/22	1,231	1,237
FBG Finance Ltd. 5.125% 6/15/15 (c)	5,189	5,711
Fortune Brands, Inc.:
5.375% 1/15/16	470	525
5.875% 1/15/36	3,830	4,264
6.375% 6/15/14	2,462	2,711
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,930	4,168
		19,656
Food Products - 0.2%
Kraft Foods, Inc.:
6.125% 2/1/18	3,631	4,329
6.5% 8/11/17	4,718	5,716
6.5% 2/9/40	992	1,267
		11,312
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	5,257	7,227
9.7% 11/10/18	5,570	7,662
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 7,156	$ 8,621
7.25% 6/15/37	9,654	12,172
		35,682
TOTAL CONSUMER STAPLES		66,650
ENERGY - 2.5%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (c)	4,849	5,259
5.35% 3/15/20 (c)	4,973	5,569
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,372
5% 10/1/21	3,162	3,388
Transocean, Inc.:
5.05% 12/15/16	3,231	3,529
6.375% 12/15/21	4,266	4,902
		29,019
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	13,602	15,912
Apache Corp. 3.25% 4/15/22	3,139	3,273
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,082
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,819
Nakilat, Inc. 6.067% 12/31/33 (c)	2,634	2,858
Nexen, Inc. 6.4% 5/15/37	2,868	3,159
Petro-Canada 6.05% 5/15/18	1,963	2,322
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,893
5.375% 1/27/21	6,755	7,209
5.75% 1/20/20	4,534	4,939
Petroleos Mexicanos:
4.875% 1/24/22 (c)	4,590	4,797
6.5% 6/2/41 (c)	6,279	7,001
Phillips 66:
4.3% 4/1/22 (c)	4,638	4,834
5.875% 5/1/42 (c)	3,971	4,250
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	787
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (c)	$ 3,906	$ 4,209
6.75% 9/30/19 (c)	2,556	3,016
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,036
4.6% 6/15/21	1,124	1,210
Western Gas Partners LP 5.375% 6/1/21	6,237	6,884
Williams Partners LP 4.125% 11/15/20	1,029	1,086
		95,576
TOTAL ENERGY		124,595
FINANCIALS - 10.3%
Capital Markets - 1.5%
BlackRock, Inc. 3.375% 6/1/22	4,520	4,579
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	5,595
5.75% 1/24/22	10,052	10,320
5.95% 1/18/18	4,817	5,033
6.75% 10/1/37	9,413	9,280
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,860
JPMorgan Chase Capital XX 6.55% 9/29/36	7,448	7,410
Lazard Group LLC:
6.85% 6/15/17	2,464	2,709
7.125% 5/15/15	7,737	8,425
Morgan Stanley:
4.75% 4/1/14	1,376	1,358
5.5% 7/28/21	4,856	4,550
5.75% 1/25/21	1,847	1,742
6.625% 4/1/18	7,981	8,104
7.3% 5/13/19	4,777	4,955
		75,920
Commercial Banks - 1.7%
Bank of America NA 5.3% 3/15/17	3,698	3,766
Credit Suisse New York Branch 6% 2/15/18	8,405	8,940
Discover Bank:
7% 4/15/20	3,008	3,518
8.7% 11/18/19	5,944	7,588
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18	$ 2,054	$ 2,180
8.25% 3/1/38	2,385	3,377
Fifth Third Bank 4.75% 2/1/15	949	1,010
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	3,533	3,462
HBOS PLC 6.75% 5/21/18 (c)	3,056	2,801
HSBC Holdings PLC 4% 3/30/22	4,489	4,573
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,887
JPMorgan Chase Bank 6% 10/1/17	5,986	6,657
KeyBank NA 6.95% 2/1/28	1,344	1,539
Marshall & Ilsley Bank 5% 1/17/17	6,464	7,008
Regions Bank:
6.45% 6/26/37	8,725	8,572
7.5% 5/15/18	7,372	8,257
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,149
7.75% 11/10/14	4,705	5,117
Wachovia Corp. 4.875% 2/15/14	4,283	4,493
		85,894
Consumer Finance - 0.1%
Discover Financial Services 5.2% 4/27/22	4,096	4,350
SLM Corp. 5% 10/1/13	391	399
		4,749
Diversified Financial Services - 1.6%
Bank of America Corp.:
3.875% 3/22/17	3,343	3,333
5.65% 5/1/18	3,745	3,903
5.75% 12/1/17	9,833	10,235
6.5% 8/1/16	5,430	5,882
Capital One Capital V 10.25% 8/15/39	4,709	4,874
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,026
4.5% 1/14/22	3,182	3,267
5.875% 1/30/42	3,861	4,120
6.125% 5/15/18	10,778	11,734
6.5% 8/19/13	1,317	1,383
JPMorgan Chase & Co.:
4.35% 8/15/21	5,680	5,934
4.5% 1/24/22	4,927	5,260
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
4.95% 3/25/20	$ 8,888	$ 9,685
TECO Finance, Inc.:
4% 3/15/16	1,439	1,545
5.15% 3/15/20	2,067	2,378
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(i)	1,161	1,159
		79,718
Insurance - 1.7%
American International Group, Inc. 4.875% 9/15/16	3,411	3,598
Aon Corp.:
3.125% 5/27/16	4,835	5,027
5% 9/30/20	2,135	2,424
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,695
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(i)	10,398	10,346
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,757	4,851
6.625% 4/15/42	3,431	3,576
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	5,273	5,439
6.7% 8/15/16 (c)	7,459	8,295
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,249
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	2,736	3,054
MetLife, Inc. 6.75% 6/1/16	4,485	5,279
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,357	5,671
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	2,955
5.8% 11/16/41	3,662	3,907
6.2% 11/15/40	1,810	2,014
Symetra Financial Corp. 6.125% 4/1/16 (c)	4,900	5,022
Unum Group 5.625% 9/15/20	4,155	4,544
		85,946
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,519
Boston Properties, Inc. 3.85% 2/1/23 (d)	3,385	3,378
Camden Property Trust 5.375% 12/15/13	1,818	1,915
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,623
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.375% 10/15/12	$ 4,283	$ 4,310
7.5% 4/1/17	2,623	3,013
9.625% 3/15/16	3,987	4,856
Duke Realty LP 4.625% 5/15/13	317	325
Equity One, Inc.:
5.375% 10/15/15	585	623
6% 9/15/17	3,250	3,548
6.25% 12/15/14	2,985	3,211
6.25% 1/15/17	2,136	2,318
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,759
5.9% 4/1/20	1,389	1,584
6% 7/15/12	1,579	1,586
6.2% 1/15/17	1,215	1,372
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,089
6.65% 1/15/18	2,600	2,822
UDR, Inc. 5.5% 4/1/14	6,383	6,749
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,856
		54,456
Real Estate Management & Development - 2.6%
AMB Property LP:
5.9% 8/15/13	4,537	4,714
6.3% 6/1/13	4,607	4,774
BioMed Realty LP:
3.85% 4/15/16	5,000	5,129
6.125% 4/15/20	1,872	2,138
Brandywine Operating Partnership LP 5.7% 5/1/17	2,243	2,395
Colonial Properties Trust:
5.5% 10/1/15	5,995	6,329
6.875% 8/15/12	3,309	3,335
Colonial Realty LP 6.05% 9/1/16	4,436	4,812
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,801
Duke Realty LP:
5.4% 8/15/14	5,135	5,452
5.5% 3/1/16	5,038	5,456
5.95% 2/15/17	1,536	1,716
6.25% 5/15/13	3,807	3,940
6.5% 1/15/18	5,065	5,802
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
4.625% 12/15/21	$ 9,810	$ 10,703
5.2% 4/1/13	6,349	6,551
5.5% 10/1/12	6,078	6,172
5.75% 6/15/17	1,259	1,457
Liberty Property LP:
5.5% 12/15/16	3,158	3,484
6.375% 8/15/12	2,174	2,192
6.625% 10/1/17	3,709	4,304
Mack-Cali Realty LP 4.5% 4/18/22	1,473	1,530
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,691
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	6,741	6,886
5.5% 1/15/14 (c)	4,505	4,599
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,303
Tanger Properties LP:
6.125% 6/1/20	4,725	5,451
6.15% 11/15/15	9,117	10,136
		129,252
TOTAL FINANCIALS		515,935
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	5,656	5,851
Health Care Providers & Services - 0.4%
Aristotle Holding, Inc.:
3.5% 11/15/16 (c)	7,074	7,473
4.75% 11/15/21 (c)	5,135	5,665
Express Scripts, Inc.:
3.125% 5/15/16	4,472	4,660
6.25% 6/15/14	1,557	1,704
		19,502
TOTAL HEALTH CARE		25,353
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
United Technologies Corp.:
3.1% 6/1/22	$ 5,019	$ 5,216
4.5% 6/1/42	5,019	5,394
		10,610
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	1,109	1,190
6.795% 2/2/20	308	305
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,045	2,127
8.36% 1/20/19	7,501	7,876
		11,498
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (i)	2,984	3,118
TOTAL INDUSTRIALS		25,226
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,034
6.55% 10/1/17	2,421	2,906
		7,940
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,765	1,821
TOTAL INFORMATION TECHNOLOGY		9,761
MATERIALS - 0.7%
Chemicals - 0.5%
Dow Chemical Co.:
4.125% 11/15/21	4,654	4,889
4.25% 11/15/20	2,512	2,673
5.25% 11/15/41	2,962	3,195
7.6% 5/15/14	13,026	14,557
		25,314
Metals & Mining - 0.2%
ArcelorMittal SA 3.75% 3/1/16	549	546
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	$ 5,087	$ 5,310
Vale Overseas Ltd. 4.375% 1/11/22	4,000	4,001
		9,857
TOTAL MATERIALS		35,171
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 6.8% 5/15/36	5,000	6,476
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,203	5,437
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,176
6.45% 6/15/21	2,955	3,063
Embarq Corp. 7.995% 6/1/36	2,427	2,492
Telefonica Emisiones SAU 5.855% 2/4/13	1,287	1,293
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,317
		28,254
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 2.375% 9/8/16	6,904	6,969
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,262
		14,231
TOTAL TELECOMMUNICATION SERVICES		42,485
UTILITIES - 2.2%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,746
Duke Capital LLC 5.668% 8/15/14	6,310	6,833
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,318	3,709
6.4% 9/15/20 (c)	9,167	10,416
Edison International 3.75% 9/15/17	3,716	3,933
FirstEnergy Corp. 7.375% 11/15/31	6,758	8,623
FirstEnergy Solutions Corp. 6.05% 8/15/21	3,255	3,639
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,235
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,668
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc. 2.7% 10/1/15	$ 3,942	$ 4,056
Tampa Electric Co. 4.1% 6/15/42	867	865
		57,723
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,894	3,337
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,634
		4,971
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,878
6.5% 5/1/18	5,351	6,197
PSEG Power LLC 2.75% 9/15/16	1,192	1,233
		10,308
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
2.7697% 9/30/66 (i)	5,579	4,962
7.5% 6/30/66 (i)	3,654	3,873
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,226
5.4% 7/15/14	1,393	1,510
5.45% 9/15/20	1,461	1,662
5.8% 2/1/42	2,709	3,086
5.95% 6/15/41	4,935	5,729
6.4% 3/15/18	4,529	5,337
Sempra Energy 2.3% 4/1/17	5,159	5,299
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	4,001	4,101
		37,785
TOTAL UTILITIES		110,787
TOTAL NONCONVERTIBLE BONDS (Cost $971,489)		1,048,876
U.S. Government and Government Agency Obligations - 35.2%

U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority 5.25% 9/15/39	15,563	20,498
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 25,103	$ 26,970
2.125% 2/15/40	8	12
2.125% 2/15/41	20,019	29,182
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		56,164
U.S. Treasury Obligations - 33.7%
U.S. Treasury Bonds:
3% 5/15/42	14,993	16,071
3.125% 2/15/42	156,078	171,344
4.375% 5/15/41	55,344	75,475
U.S. Treasury Notes:
0.25% 2/28/14	49,320	49,308
0.375% 6/30/13	49,248	49,331
0.625% 7/15/14 (f)	48,980	49,321
0.875% 4/30/17	243,658	246,342
1% 3/31/17	81,400	82,799
1.5% 12/31/13	352,900	359,752
1.75% 5/15/22	25,090	25,506
1.875% 10/31/17	61,182	64,762
2% 2/15/22	239,951	249,886
3.5% 5/31/13	103,340	106,715
3.625% 2/15/20	122,561	145,225
TOTAL U.S. TREASURY OBLIGATIONS		1,691,837
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,696,833)		1,768,499
U.S. Government Agency - Mortgage Securities - 21.5%

Fannie Mae - 12.8%
2.303% 6/1/36 (i)	138	148
2.633% 7/1/37 (i)	401	430
2.849% 2/1/35 (i)	2,570	2,753
3% 5/1/27	17,900	18,758
3% 6/1/27 (d)	10,200	10,681
3% 6/1/27 (d)	1,900	1,990
3.5% 1/1/41 to 5/1/42	23,515	24,785
3.5% 6/1/42 (d)	47,700	50,100
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 6/1/42 (d)	$ 99,900	$ 104,927
3.5% 6/1/42 (d)	31,000	32,560
3.5% 6/1/42 (d)	1,000	1,050
3.5% 6/1/42 (d)	12,000	12,604
3.5% 6/1/42 (d)	2,000	2,101
3.5% 6/1/42 (d)	1,000	1,050
4% 9/1/26 to 4/1/42	96,927	103,861
4% 9/1/41	229	246
4% 10/1/41	1,797	1,931
4.5% 6/1/18 to 11/1/41	115,451	125,335
4.5% 6/13/42 (d)	7,000	7,511
4.5% 6/13/42 (d)	7,000	7,511
4.5% 6/13/42 (d)	6,600	7,081
5% 4/1/18 to 6/1/40	14,947	16,222
5% 6/1/42 (d)	600	650
5.5% 7/1/28 to 12/1/38	47,604	52,202
6% 3/1/22 to 7/1/41	49,148	54,454
6.5% 2/1/36	165	187
TOTAL FANNIE MAE		641,128
Freddie Mac - 5.3%
3.342% 10/1/35 (i)	195	209
3.5% 4/1/32 to 5/1/42	12,774	13,484
4% 6/1/24 to 4/1/42	33,237	35,683
4% 9/1/41	933	1,000
4% 6/1/42 (d)	9,000	9,554
4.5% 7/1/25 to 10/1/41	86,156	93,318
5% 5/1/35 to 4/1/41	53,795	58,272
5.5% 12/1/27 to 1/1/40	44,222	48,007
6% 7/1/37 to 8/1/37	3,186	3,508
6.5% 9/1/39	4,275	4,787
TOTAL FREDDIE MAC		267,822
Ginnie Mae - 3.4%
3.5% 11/15/41 to 3/15/42	12,675	13,553
4% 1/15/25 to 11/15/41	37,198	40,412
4.5% 5/15/39 to 4/15/41	54,632	60,142
5% 3/15/39 to 9/15/41	36,467	40,541
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/20/28 to 12/15/38	$ 8,362	$ 9,302
6% 9/20/38	5,313	5,954
TOTAL GINNIE MAE		169,904
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,056,441)		1,078,854
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7088% 4/25/35 (i)	698	369
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8888% 3/25/34 (i)	200	163
Series 2005-HE2 Class M2, 0.6888% 4/25/35 (i)	63	61
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (i)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(i)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.7388% 6/15/32 (c)(i)	5,953	3,066
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9388% 12/25/33 (i)	51	39
Series 2004-R2 Class M3, 0.7888% 4/25/34 (i)	85	25
Series 2005-R2 Class M1, 0.6888% 4/25/35 (i)	1,307	1,154
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (i)	30	22
Series 2004-W7 Class M1, 0.7888% 5/25/34 (i)	808	578
Series 2006-W4 Class A2C, 0.3988% 5/25/36 (i)	833	198
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.0682% 4/4/17 (b)(c)(i)	5,160	0
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6898% 7/20/39 (c)(i)	102	80
Class B, 0.9898% 7/20/39 (c)(i)	355	156
Class C, 1.3398% 7/20/39 (c)(i)	456	9
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3788% 12/25/36 (i)	1,140	412
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3588% 9/25/37 (i)	92	91
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,666	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4888% 3/25/32 (MGIC Investment Corp. Insured) (i)	$ 61	$ 14
Series 2004-3 Class M4, 1.2088% 4/25/34 (i)	101	36
Series 2004-4 Class M2, 1.0338% 6/25/34 (i)	372	168
Series 2005-3 Class MV1, 0.6588% 8/25/35 (i)	9	9
Fannie Mae Series 2004-T5 Class AB3, 0.6889% 5/28/35 (i)	25	15
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4138% 8/25/34 (i)	231	114
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0638% 3/25/34 (i)	13	7
Fremont Home Loan Trust Series 2005-A Class M4, 1.2588% 1/25/35 (i)	231	35
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (c)(i)	2,174	761
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	832	799
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (c)(i)	133	125
Series 2006-2A:
Class A, 0.4188% 11/15/34 (c)(i)	965	837
Class B, 0.5188% 11/15/34 (c)(i)	349	241
Class C, 0.6188% 11/15/34 (c)(i)	578	329
Class D, 0.9888% 11/15/34 (c)(i)	276	85
GSAMP Trust Series 2004-AR1 Class B4, 3.621% 6/25/34 (c)(i)	259	80
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7888% 9/25/46 (c)(i)	1,131	1,071
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5588% 8/25/33 (i)	175	118
Series 2003-3 Class M1, 1.5288% 8/25/33 (i)	433	308
Series 2003-5 Class A2, 0.9388% 12/25/33 (i)	21	16
Series 2006-1 Class 2A3, 0.4638% 4/25/36 (i)	116	116
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4288% 1/25/37 (i)	913	318
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3688% 11/25/36 (i)	913	831
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8032% 12/27/29 (i)	353	313
Series 2006-A Class 2C, 1.6232% 3/27/42 (i)	1,605	76
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	10	11
Class C, 5.691% 10/20/28 (c)	5	5
Class D, 6.01% 10/20/28 (c)	45	45
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5388% 5/25/37 (i)	$ 496	$ 7
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9888% 7/25/34 (i)	75	45
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2138% 7/25/34 (i)	260	192
Series 2006-FM1 Class A2B, 0.3488% 4/25/37 (i)	960	731
Series 2006-OPT1 Class A1A, 0.4988% 6/25/35 (i)	1,549	1,102
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5788% 8/25/34 (i)	36	27
Series 2004-NC8 Class M6, 1.4888% 9/25/34 (i)	91	53
Series 2005-NC1 Class M1, 0.6788% 1/25/35 (i)	253	159
Series 2005-NC2 Class B1, 1.4088% 3/25/35 (i)	264	32
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (e)	5,500	248
Series 2006-4 Class D, 1.3388% 5/25/32 (i)	1,227	1
Series 2007-2 Class AIO, 6.7% 7/25/12 (e)	14,063	124
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7488% 9/25/35 (i)	903	386
Ocala Funding LLC:
Series 2005-1A Class A, 1.7398% 3/20/10 (b)(c)(i)	449	0
Series 2006-1A Class A, 1.6398% 3/20/11 (b)(c)(i)	933	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (i)	3	3
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (i)	37	36
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4888% 9/25/34 (i)	337	143
Class M4, 1.6888% 9/25/34 (i)	433	91
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (i)	3	3
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (c)(i)	283	276
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4237% 6/15/33 (i)	805	298
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9638% 9/25/34 (i)	50	16
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	239	246
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (i)	18	13
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0292% 4/6/42 (c)(i)	1,733	22
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	$ 704	$ 0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $21,238)		17,656
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,223	491
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (c)(i)	9	9
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	2,561	2,502
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (i)	664	599
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.4198% 12/20/54 (i)	2,694	2,263
Class M1, 0.5798% 12/20/54 (i)	710	529
Series 2007-1:
Class 1M1, 0.5398% 12/20/54 (i)	894	666
Class 2M1, 0.7398% 12/20/54 (i)	1,148	855
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9157% 1/20/44 (i)	341	241
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)	1,787	1,857
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.7693% 8/25/36 (i)	1,139	858
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (i)	505	313
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (i)	852	573
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5288% 7/25/35 (i)	1,226	966
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5888% 7/10/35 (c)(i)	649	528
Class B6, 3.0888% 7/10/35 (c)(i)	861	690
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6888% 6/25/33 (c)(i)	140	132
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	$ 194	$ 67
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (i)	22	16
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3146% 4/25/33 (i)	216	197
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (i)	2,073	1,654
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,107)		16,006
Commercial Mortgage Securities - 4.5%

Asset Securitization Corp. Series 1997-D5:
Class A3, 7.2034% 2/14/43 (i)	295	295
Class A6, 7.5234% 2/14/43 (i)	1,281	1,290
Class PS1, 1.4221% 2/14/43 (i)(e)	2,120	27
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9026% 5/10/45 (i)	983	1,038
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,336
Series 2007-4 Class A3, 5.9835% 2/10/51 (i)	1,092	1,138
Series 2006-6 Class E, 5.619% 10/10/45 (c)	633	50
Series 2007-3:
Class A3, 5.8366% 6/10/49 (i)	1,828	1,873
Class A4, 5.8366% 6/10/49 (i)	2,283	2,544
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	134	135
Class A4, 4.153% 11/10/38	1,389	1,425
Series 2005-1 Class A3, 4.877% 11/10/42	412	412
Series 2001-3 Class H, 6.562% 4/11/37 (c)	612	611
Series 2001-PB1 Class K, 6.15% 5/11/35 (c)	194	194
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)	3,402	3,555
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (c)(i)	470	461
Class D, 0.5988% 3/15/22 (c)(i)	476	463
Class E, 0.6388% 3/15/22 (c)(i)	393	382
Class F, 0.7088% 3/15/22 (c)(i)	489	474
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class G, 0.7688% 3/15/22 (c)(i)	$ 317	$ 298
Series 2006-BIX1:
Class D, 0.4488% 10/15/19 (c)(i)	477	467
Class E, 0.4788% 10/15/19 (c)(i)	797	761
Class F, 0.5488% 10/15/19 (c)(i)	1,885	1,790
Class G, 0.5688% 10/15/19 (c)(i)	1,257	1,182
Class H, 0.6088% 10/15/19 (c)(i)	1,388	1,235
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0888% 12/25/33 (c)(i)	49	36
Series 2004-1:
Class A, 0.5988% 4/25/34 (c)(i)	649	536
Class B, 2.1388% 4/25/34 (c)(i)	73	42
Class M1, 0.7988% 4/25/34 (c)(i)	73	52
Class M2, 1.4388% 4/25/34 (c)(i)	67	47
Series 2005-2A:
Class A1, 0.5488% 8/25/35 (c)(i)	936	646
Class M1, 0.6688% 8/25/35 (c)(i)	62	32
Class M2, 0.7188% 8/25/35 (c)(i)	82	37
Class M3, 0.7388% 8/25/35 (c)(i)	56	22
Series 2005-3A:
Class A2, 0.6388% 11/25/35 (c)(i)	338	213
Class M1, 0.6788% 11/25/35 (c)(i)	91	51
Class M2, 0.7288% 11/25/35 (c)(i)	68	37
Class M3, 0.7488% 11/25/35 (c)(i)	61	32
Class M4, 0.8388% 11/25/35 (c)(i)	76	36
Series 2005-4A:
Class A2, 0.6288% 1/25/36 (c)(i)	819	569
Class B1, 1.6388% 1/25/36 (c)(i)	89	12
Class M1, 0.6888% 1/25/36 (c)(i)	264	116
Class M2, 0.7088% 1/25/36 (c)(i)	99	39
Class M3, 0.7388% 1/25/36 (c)(i)	145	51
Class M4, 0.8488% 1/25/36 (c)(i)	80	25
Class M5, 0.8888% 1/25/36 (c)(i)	80	22
Class M6, 0.9388% 1/25/36 (c)(i)	85	16
Series 2006-1:
Class A2, 0.5988% 4/25/36 (c)(i)	160	103
Class M1, 0.6188% 4/25/36 (c)(i)	97	57
Class M2, 0.6388% 4/25/36 (c)(i)	103	57
Class M3, 0.6588% 4/25/36 (c)(i)	88	45
Class M4, 0.7588% 4/25/36 (c)(i)	50	23
Class M5, 0.7988% 4/25/36 (c)(i)	49	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-1:
Class M6, 0.8788% 4/25/36 (c)(i)	$ 97	$ 38
Series 2006-2A:
Class A1, 0.4688% 7/25/36 (c)(i)	2,201	1,486
Class A2, 0.5188% 7/25/36 (c)(i)	142	95
Class B1, 1.1088% 7/25/36 (c)(i)	90	9
Class B3, 2.9388% 7/25/36 (c)(i)	66	2
Class M1, 0.5488% 7/25/36 (c)(i)	149	61
Class M2, 0.5688% 7/25/36 (c)(i)	105	38
Class M3, 0.5888% 7/25/36 (c)(i)	87	27
Class M4, 0.6588% 7/25/36 (c)(i)	100	26
Class M5, 0.7088% 7/25/36 (c)(i)	72	13
Class M6, 0.7788% 7/25/36 (c)(i)	108	14
Series 2006-3A:
Class B1, 1.0388% 10/25/36 (c)(i)	42	0*
Class M4, 0.6688% 10/25/36 (c)(i)	117	10
Class M5, 0.7188% 10/25/36 (c)(i)	140	8
Class M6, 0.7988% 10/25/36 (c)(i)	274	9
Series 2006-4A:
Class A1, 0.4688% 12/25/36 (c)(i)	460	297
Class A2, 0.5088% 12/25/36 (c)(i)	2,335	1,030
Class B1, 0.9388% 12/25/36 (c)(i)	145	6
Class B2, 1.4888% 12/25/36 (c)(i)	58	2
Class M1, 0.5288% 12/25/36 (c)(i)	187	52
Class M2, 0.5488% 12/25/36 (c)(i)	125	25
Class M3, 0.5788% 12/25/36 (c)(i)	127	17
Class M4, 0.6388% 12/25/36 (c)(i)	152	18
Class M5, 0.6788% 12/25/36 (c)(i)	139	13
Class M6, 0.7588% 12/25/36 (c)(i)	125	8
Series 2007-1 Class A2, 0.5088% 3/25/37 (c)(i)	493	247
Series 2007-2A:
Class A1, 0.5088% 7/25/37 (c)(i)	1,311	705
Class A2, 0.5588% 7/25/37 (c)(i)	1,227	410
Class B1, 1.8388% 7/25/37 (c)(i)	353	11
Class M1, 0.6088% 7/25/37 (c)(i)	419	58
Class M2, 0.6488% 7/25/37 (c)(i)	273	23
Class M3, 0.7288% 7/25/37 (c)(i)	276	20
Class M4, 0.8888% 7/25/37 (c)(i)	459	29
Class M5, 0.9888% 7/25/37 (c)(i)	405	21
Class M6, 1.2388% 7/25/37 (c)(i)	514	22
Series 2007-3:
Class A2, 0.5288% 7/25/37 (c)(i)	491	231
Class B1, 1.1888% 7/25/37 (c)(i)	296	22
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class B2, 1.8388% 7/25/37 (c)(i)	$ 762	$ 27
Class B3, 4.2388% 7/25/37 (c)(i)	16	0*
Class M1, 0.5488% 7/25/37 (c)(i)	261	67
Class M2, 0.5788% 7/25/37 (c)(i)	278	52
Class M3, 0.6088% 7/25/37 (c)(i)	448	63
Class M4, 0.7388% 7/25/37 (c)(i)	706	87
Class M5, 0.8388% 7/25/37 (c)(i)	357	39
Class M6, 1.0388% 7/25/37 (c)(i)	271	25
Series 2007-4A:
Class B1, 2.7888% 9/25/37 (c)(i)	66	3
Class M1, 1.1888% 9/25/37 (c)(i)	220	16
Class M2, 1.2888% 9/25/37 (c)(i)	220	12
Class M4, 1.8388% 9/25/37 (c)(i)	448	18
Class M5, 1.9888% 9/25/37 (c)(i)	448	14
Class M6, 2.1888% 9/25/37 (c)(i)	449	9
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8888% 3/15/19 (c)(i)	324	310
Class J, 1.0888% 3/15/19 (c)(i)	323	294
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (c)(i)	489	442
Class E, 0.5388% 3/15/22 (c)(i)	2,030	1,796
Class F, 0.5888% 3/15/22 (c)(i)	1,246	1,078
Class G, 0.6388% 3/15/22 (c)(i)	401	339
Class H, 0.7888% 3/15/22 (c)(i)	489	384
Class J, 0.9388% 3/15/22 (c)(i)	489	369
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	286	290
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (c)(i)(e)	14,447	145
Series 2006-T22 Class A4, 5.7138% 4/12/38 (i)	137	155
Series 2006-T24 Class X2, 0.6233% 10/12/41 (c)(i)(e)	1,956	12
Series 2007-PW18 Class X2, 0.4794% 6/11/50 (c)(i)(e)	96,567	991
Series 2007-T28 Class X2, 0.3209% 9/11/42 (c)(i)(e)	51,956	308
C-BASS Trust floater Series 2006-SC1 Class A, 0.5088% 5/25/36 (c)(i)	453	379
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	1,287	1,326
Class XCL, 1.3344% 5/15/35 (c)(i)(e)	5,597	120
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5698% 8/15/21 (c)(i)	$ 119	$ 115
Class H, 0.6098% 8/15/21 (c)(i)	261	244
Series 2007-FL3A Class A2, 0.3788% 4/15/22 (c)(i)	913	868
Series 2008-C7 Class A2B, 6.2761% 12/10/49 (i)	984	1,001
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,124
Class C, 5.476% 12/11/49	2,061	454
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (i)	1,095	1,167
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	230
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7888% 4/15/17 (c)(i)	43	42
Class H, 0.8588% 4/15/17 (c)(i)	109	97
Class J, 1.0888% 4/15/17 (c)(i)	104	77
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (c)(i)	673	639
Class D, 0.5788% 11/15/17 (c)(i)	35	33
Class E, 0.6288% 11/15/17 (c)(i)	124	114
Class F, 0.6888% 11/15/17 (c)(i)	95	86
Class G, 0.7388% 11/15/17 (c)(i)	66	59
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (c)(i)	1,560	1,412
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,198
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	1,851	1,797
Class AJFX, 5.478% 2/5/19 (c)	3,272	3,245
Series 2006-C8 Class XP, 0.6588% 12/10/46 (i)(e)	9,579	71
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	1	1
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (i)	2,190	2,347
Series 2007-C3 Class A4, 5.8672% 6/15/39 (i)	658	701
Series 2006-C5 Class ASP, 0.8651% 12/15/39 (i)(e)	6,402	65
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	991	1,050
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (c)(i)	$ 3,907	$ 2,947
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A3, 4.321% 1/15/37	2	2
Series 2001-CK6 Class AX, 1.2267% 8/15/36 (i)(e)	439	1
Series 2001-CKN5 Class AX, 1.9496% 9/15/34 (c)(i)(e)	1,875	3
Series 2006-C1 Class A3, 5.5958% 2/15/39 (i)	3,965	4,198
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3888% 2/15/22 (c)(i)	414	381
Class C:
0.4088% 2/15/22 (c)(i)	1,180	1,074
0.5088% 2/15/22 (c)(i)	421	375
Class F, 0.5588% 2/15/22 (c)(i)	843	734
Series 2007-C1:
Class ASP, 0.5749% 2/15/40 (i)(e)	19,902	135
Class B, 5.487% 2/15/40 (c)(i)	1,677	281
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	903	911
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,639
Series 2001-1 Class X1, 1.7136% 5/15/33 (c)(i)(e)	1,376	12
Series 2007-C1 Class XP, 0.3359% 12/10/49 (i)(e)	16,232	63
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7319% 5/10/43 (i)(e)	4,757	0*
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4288% 11/5/21 (c)(i)	412	387
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,472
Series 2007-GG11 Class A1, 0.4392% 12/10/49 (c)(i)(e)	26,107	157
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6088% 6/6/20 (c)(i)	248	243
Class F, 0.6788% 6/6/20 (c)(i)	528	510
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (c)(i)	1,041	1,029
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class D, 2.2018% 3/6/20 (c)(i)	$ 6,868	$ 6,790
Class F, 2.6334% 3/6/20 (c)(i)	107	106
Class G, 2.7903% 3/6/20 (c)(i)	54	53
Class H, 3.3004% 3/6/20 (c)(i)	479	475
Class J, 4.0852% 3/6/20 (c)(i)	686	683
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	237	239
Series 2005-GG4 Class XP, 0.8966% 7/10/39 (c)(i)(e)	20,878	0*
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	519	521
Series 2007-GG10 Class A2, 5.778% 8/10/45	249	253
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (c)(i)	546	532
Class C, 0.4488% 11/15/18 (c)(i)	388	377
Class D, 0.4688% 11/15/18 (c)(i)	153	149
Class E, 0.5188% 11/15/18 (c)(i)	221	209
Class F, 0.5688% 11/15/18 (c)(i)	265	238
Class G, 0.5988% 11/15/18 (c)(i)	230	191
Class H, 0.7388% 11/15/18 (c)(i)	221	179
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	367	377
Series 2007-LD11 Class A4, 6.0027% 6/15/49 (i)	10,914	11,784
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,752	1,767
Series 2005-CB13 Class E, 5.5314% 1/12/43 (c)(i)	694	22
Series 2006-CB17 Class A3, 5.45% 12/12/43	287	291
Series 2007-CB19:
Class B, 5.9254% 2/12/49 (i)	93	28
Class C, 5.9254% 2/12/49 (i)	245	47
Class D, 5.9254% 2/12/49 (i)	257	39
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (i)	209	54
Class CS, 5.466% 1/15/49 (i)	90	11
Class ES, 5.7393% 1/15/49 (c)(i)	566	31
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	148	149
Series 2006-C6 Class A2, 5.262% 9/15/39 (i)	60	60
Series 2006-C7 Class A2, 5.3% 11/15/38	639	643
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C3 Class XCP, 0.9022% 7/15/40 (i)(e)	$ 3,121	$ 1
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (i)(e)	5,850	52
Series 2007-C1 Class XCP, 0.6211% 2/15/40 (i)(e)	2,187	16
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,310
Class XCP, 0.4289% 9/15/45 (i)(e)	88,099	648
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (c)(i)	351	320
Class E, 0.5288% 9/15/21 (c)(i)	1,265	1,116
Class F, 0.5788% 9/15/21 (c)(i)	723	616
Class G, 0.5988% 9/15/21 (c)(i)	3,017	2,479
Class H, 0.6388% 9/15/21 (c)(i)	369	288
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,945
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	1,479	1,493
Series 2005-CKI1 Class A3, 5.3909% 11/12/37 (i)	620	622
Series 2005-LC1 Class F, 5.5591% 1/12/44 (c)(i)	953	532
Series 2006-C1 Class A2, 5.803% 5/12/39 (i)	1,011	1,034
Series 2007-C1 Class A4, 6.0324% 6/12/50 (i)	4,145	4,581
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,650
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3603% 12/12/49 (i)	111	111
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	849	889
Series 2007-5:
Class A3, 5.364% 8/12/48	427	438
Class A4, 5.378% 8/12/48	55	59
Class B, 5.479% 8/12/48	3,285	748
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	2,594	2,788
Series 2007-7 Class A4, 5.81% 6/12/50 (i)	3,832	4,120
Series 2006-4 Class XP, 0.8105% 12/12/49 (i)(e)	19,313	289
Series 2007-6 Class B, 5.635% 3/12/51 (i)	1,095	309
Series 2007-7 Class B, 5.936% 6/12/50 (i)	1,409	88
Series 2007-8 Class A3, 6.1649% 8/12/49 (i)	944	1,037
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.439% 7/15/19 (c)(i)	227	131
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.399% 10/15/20 (c)(i)	$ 629	$ 566
Class D, 0.429% 10/15/20 (c)(i)	422	367
Class E, 0.489% 10/15/20 (c)(i)	528	438
Class F, 0.539% 10/15/20 (c)(i)	397	302
Class G, 0.579% 10/15/20 (c)(i)	491	354
Class H, 0.669% 10/15/20 (c)(i)	309	207
Class J, 0.819% 10/15/20 (c)(i)	181	76
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,084	1,096
Series 2006-HQ10 Class X2, 0.691% 11/12/41 (c)(i)(e)	5,033	13
Series 2006-T23 Class A3, 5.9838% 8/12/41 (i)	559	572
Series 2007-HQ12 Class A4, 5.7818% 4/12/49 (i)	5,793	6,062
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)	1,642	1,784
Class B, 5.9075% 4/15/49 (i)	269	74
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	40	40
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5198% 9/15/21 (c)(i)	1,099	872
Class F, 0.5798% 9/15/21 (c)(i)	1,189	907
Class G, 0.5998% 9/15/21 (c)(i)	1,126	823
Class J, 0.8398% 9/15/21 (c)(i)	314	145
Series 2007-WHL8:
Class F, 0.7188% 6/15/20 (c)(i)	2,710	1,978
Class LXR1, 0.9388% 6/15/20 (c)(i)	169	135
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	2,982
Series 2007-C30:
Class A3, 5.246% 12/15/43	350	350
Class A4, 5.305% 12/15/43	322	342
Class A5, 5.342% 12/15/43	1,172	1,243
Series 2007-C31:
Class A4, 5.509% 4/15/47	2,475	2,663
Class A5, 5.5% 4/15/47	3,710	3,980
Series 2007-C32:
Class A2, 5.9223% 6/15/49 (i)	1,098	1,107
Class A3, 5.9273% 6/15/49 (i)	21,861	23,204
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2003-C6 Class G, 5.125% 8/15/35 (c)(i)	$ 652	$ 648
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	994
Series 2005-C22:
Class B, 5.5332% 12/15/44 (i)	2,428	1,657
Class F, 5.5332% 12/15/44 (c)(i)	1,826	458
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	3,285	1,006
Class D, 5.513% 12/15/43 (i)	1,752	403
Class XP, 0.6679% 12/15/43 (c)(i)(e)	11,874	103
Series 2007-C31 Class C, 5.8735% 4/15/47 (i)	4,515	957
Series 2007-C31A Class A2, 5.421% 4/15/47	2,510	2,590
Series 2007-C32:
Class D, 5.9273% 6/15/49 (i)	823	215
Class E, 5.9273% 6/15/49 (i)	1,297	304
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 6.0975% 2/15/51 (i)	13,576	15,091
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $193,990)		227,590
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	1,835	1,895
California Gen. Oblig.:
7.5% 4/1/34	6,270	7,892
7.6% 11/1/40	3,285	4,290
7.625% 3/1/40	1,835	2,382
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	930	1,039
TOTAL MUNICIPAL SECURITIES (Cost $16,404)		17,498
Foreign Government and Government Agency Obligations - 0.1%

Russian Federation:
4.5% 4/4/22 (c)	2,200	2,233
5.625% 4/4/42 (c)	3,000	3,053
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,111)		5,286
Fixed-Income Funds - 18.0%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (j)	7,034,928	$ 768,214
Fidelity Specialized High Income Central Fund (j)	1,316,406	134,260
TOTAL FIXED-INCOME FUNDS (Cost $838,256)		902,474
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.17% (a) (Cost $234,470)	234,470,086	234,470
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $5,045,339)		5,317,209
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(297,630)
NET ASSETS - 100%		$ 5,019,579
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 6/1/42	$ (2,000)	(2,101)
3.5% 6/1/42	(12,000)	(12,604)
3.5% 6/1/42	(12,000)	(12,604)
3.5% 6/1/42	(1,000)	(1,050)
3.5% 6/1/42	(2,000)	(2,101)
3.5% 6/1/42	(1,000)	(1,050)
3.5% 6/1/42	(5,000)	(5,252)
3.5% 6/1/42	(7,000)	(7,352)
3.5% 6/1/42	(3,000)	(3,151)
4% 6/1/42	(31,000)	(33,025)
4.5% 6/13/42	(89,100)	(95,600)
4.5% 6/13/42	(7,000)	(7,511)
5.5% 6/1/42	(4,300)	(4,689)
TOTAL FANNIE MAE		(188,090)
Freddie Mac
4.5% 6/1/42	(2,000)	(2,136)
TOTAL TBA SALE COMMITMENTS (Proceeds $189,536)		$ (190,226)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(493,000))

	Dec. 2018	$ 6,500	$ 425
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(825,000))	Dec. 2018	6,500	765
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(649,000))	Dec. 2018	6,500	765
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(177,000))	March 2018	5,500	502
Receive from JPMorgan Chase, Inc. upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 5.125% 8/31/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(347,000))	March 2019	4,085	281
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000)(h)	Sept. 2037	4,075	(3,864)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000)(h)

	Sept. 2037	$ 11,074	$ (10,500)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000)(h)	Sept. 2037	2,481	(2,352)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000)(h)	Sept. 2037	8,284	(7,854)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000)(h)	Sept. 2037	4,518	(4,284)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000)(h)	Sept. 2037	7,398	(7,014)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-C)(g)	Oct. 2034	505	(203)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(g)

	August 2034	$ 518	$ (384)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca)(g)	April 2032	186	(143)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(g)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C)(g)	Oct. 2034	667	(523)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(g)	Sept. 2034	502	(436)
		$ 69,297	$ (34,822)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $225,355,000 or 4.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $42,101,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 169
Fidelity Mortgage Backed Securities Central Fund	16,805
Fidelity Specialized High Income Central Fund	6,327
Total	$ 23,301
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 743,850	$ 16,805	$ -	$ 768,214	5.1%
Fidelity Specialized High Income Central Fund	123,706	6,327	-	134,260	30.1%
Total	$ 867,556	$ 23,132	$ -	$ 902,474
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,048,876	$ -	$ 1,048,876	$ -
U.S. Government and Government Agency Obligations	1,768,499	-	1,768,499	-
U.S. Government Agency - Mortgage Securities	1,078,854	-	1,078,854	-
Asset-Backed Securities	17,656	-	9,292	8,364
Collateralized Mortgage Obligations	16,006	-	14,230	1,776
Commercial Mortgage Securities	227,590	-	201,781	25,809
Municipal Securities	17,498	-	17,498	-
Foreign Government and Government Agency Obligations	5,286	-	5,286	-
Fixed-Income Funds	902,474	902,474	-	-
Money Market Funds	234,470	234,470	-	-
Total Investments in Securities:	$ 5,317,209	$ 1,136,944	$ 4,144,316	$ 35,949
Derivative Instruments:
Assets
Swap Agreements	$ 2,738	$ -	$ 2,738	$ -
Liabilities
Swap Agreements	$ (37,560)	$ -	$ (35,868)	$ (1,692)
Total Derivative Instruments:	$ (34,822)	$ -	$ (33,130)	$ (1,692)
Other Financial Instruments:
TBA Sale Commitments	$ (190,226)	$ -	$ (190,226)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 48,306
Total Realized Gain (Loss)	(3,746)
Total Unrealized Gain (Loss)	(434)
Cost of Purchases	13
Proceeds of Sales	(12,843)
Amortization/Accretion	321
Transfers in to Level 3	20,315
Transfers out of Level 3	(15,983)
Ending Balance	$ 35,949
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (3,294)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,315)
Total Unrealized Gain (Loss)	(377)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (1,692)
Realized gain (loss) on Swap Agreements for the period	$ 52
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2012	$ (377)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $5,104,434,000. Net unrealized appreciation aggregated $212,775,000, of which $243,276,000 related to appreciated investment securities and $30,501,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $40,212,000 representing 0.80% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.804863.108

AIGB-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Media - 1.9%
Comcast Corp.:
5.15% 3/1/20	$ 5,596	$ 6,539
5.7% 5/15/18	6,385	7,502
6.5% 1/15/17	4,125	4,906
Discovery Communications LLC 6.35% 6/1/40	3,458	4,219
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,340
6.4% 4/30/40	5,000	6,154
News America Holdings, Inc. 7.75% 12/1/45	3,733	4,578
News America, Inc. 6.15% 2/15/41	2,347	2,698
Time Warner Cable, Inc.:
4% 9/1/21	17,000	17,734
5.85% 5/1/17	16,878	19,632
6.75% 7/1/18	5,587	6,772
Time Warner, Inc. 6.2% 3/15/40	5,000	5,839
		92,913
CONSUMER STAPLES - 1.3%
Beverages - 0.4%
Beam, Inc.:
1.875% 5/15/17	1,038	1,040
3.25% 5/15/22	1,231	1,237
FBG Finance Ltd. 5.125% 6/15/15 (c)	5,189	5,711
Fortune Brands, Inc.:
5.375% 1/15/16	470	525
5.875% 1/15/36	3,830	4,264
6.375% 6/15/14	2,462	2,711
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,930	4,168
		19,656
Food Products - 0.2%
Kraft Foods, Inc.:
6.125% 2/1/18	3,631	4,329
6.5% 8/11/17	4,718	5,716
6.5% 2/9/40	992	1,267
		11,312
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	5,257	7,227
9.7% 11/10/18	5,570	7,662
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 7,156	$ 8,621
7.25% 6/15/37	9,654	12,172
		35,682
TOTAL CONSUMER STAPLES		66,650
ENERGY - 2.5%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (c)	4,849	5,259
5.35% 3/15/20 (c)	4,973	5,569
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,372
5% 10/1/21	3,162	3,388
Transocean, Inc.:
5.05% 12/15/16	3,231	3,529
6.375% 12/15/21	4,266	4,902
		29,019
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	13,602	15,912
Apache Corp. 3.25% 4/15/22	3,139	3,273
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,082
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,819
Nakilat, Inc. 6.067% 12/31/33 (c)	2,634	2,858
Nexen, Inc. 6.4% 5/15/37	2,868	3,159
Petro-Canada 6.05% 5/15/18	1,963	2,322
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,893
5.375% 1/27/21	6,755	7,209
5.75% 1/20/20	4,534	4,939
Petroleos Mexicanos:
4.875% 1/24/22 (c)	4,590	4,797
6.5% 6/2/41 (c)	6,279	7,001
Phillips 66:
4.3% 4/1/22 (c)	4,638	4,834
5.875% 5/1/42 (c)	3,971	4,250
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	787
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (c)	$ 3,906	$ 4,209
6.75% 9/30/19 (c)	2,556	3,016
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,036
4.6% 6/15/21	1,124	1,210
Western Gas Partners LP 5.375% 6/1/21	6,237	6,884
Williams Partners LP 4.125% 11/15/20	1,029	1,086
		95,576
TOTAL ENERGY		124,595
FINANCIALS - 10.3%
Capital Markets - 1.5%
BlackRock, Inc. 3.375% 6/1/22	4,520	4,579
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	5,595
5.75% 1/24/22	10,052	10,320
5.95% 1/18/18	4,817	5,033
6.75% 10/1/37	9,413	9,280
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,860
JPMorgan Chase Capital XX 6.55% 9/29/36	7,448	7,410
Lazard Group LLC:
6.85% 6/15/17	2,464	2,709
7.125% 5/15/15	7,737	8,425
Morgan Stanley:
4.75% 4/1/14	1,376	1,358
5.5% 7/28/21	4,856	4,550
5.75% 1/25/21	1,847	1,742
6.625% 4/1/18	7,981	8,104
7.3% 5/13/19	4,777	4,955
		75,920
Commercial Banks - 1.7%
Bank of America NA 5.3% 3/15/17	3,698	3,766
Credit Suisse New York Branch 6% 2/15/18	8,405	8,940
Discover Bank:
7% 4/15/20	3,008	3,518
8.7% 11/18/19	5,944	7,588
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18	$ 2,054	$ 2,180
8.25% 3/1/38	2,385	3,377
Fifth Third Bank 4.75% 2/1/15	949	1,010
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	3,533	3,462
HBOS PLC 6.75% 5/21/18 (c)	3,056	2,801
HSBC Holdings PLC 4% 3/30/22	4,489	4,573
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,887
JPMorgan Chase Bank 6% 10/1/17	5,986	6,657
KeyBank NA 6.95% 2/1/28	1,344	1,539
Marshall & Ilsley Bank 5% 1/17/17	6,464	7,008
Regions Bank:
6.45% 6/26/37	8,725	8,572
7.5% 5/15/18	7,372	8,257
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,149
7.75% 11/10/14	4,705	5,117
Wachovia Corp. 4.875% 2/15/14	4,283	4,493
		85,894
Consumer Finance - 0.1%
Discover Financial Services 5.2% 4/27/22	4,096	4,350
SLM Corp. 5% 10/1/13	391	399
		4,749
Diversified Financial Services - 1.6%
Bank of America Corp.:
3.875% 3/22/17	3,343	3,333
5.65% 5/1/18	3,745	3,903
5.75% 12/1/17	9,833	10,235
6.5% 8/1/16	5,430	5,882
Capital One Capital V 10.25% 8/15/39	4,709	4,874
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,026
4.5% 1/14/22	3,182	3,267
5.875% 1/30/42	3,861	4,120
6.125% 5/15/18	10,778	11,734
6.5% 8/19/13	1,317	1,383
JPMorgan Chase & Co.:
4.35% 8/15/21	5,680	5,934
4.5% 1/24/22	4,927	5,260
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
4.95% 3/25/20	$ 8,888	$ 9,685
TECO Finance, Inc.:
4% 3/15/16	1,439	1,545
5.15% 3/15/20	2,067	2,378
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(i)	1,161	1,159
		79,718
Insurance - 1.7%
American International Group, Inc. 4.875% 9/15/16	3,411	3,598
Aon Corp.:
3.125% 5/27/16	4,835	5,027
5% 9/30/20	2,135	2,424
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,695
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(i)	10,398	10,346
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,757	4,851
6.625% 4/15/42	3,431	3,576
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	5,273	5,439
6.7% 8/15/16 (c)	7,459	8,295
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,249
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	2,736	3,054
MetLife, Inc. 6.75% 6/1/16	4,485	5,279
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,357	5,671
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	2,955
5.8% 11/16/41	3,662	3,907
6.2% 11/15/40	1,810	2,014
Symetra Financial Corp. 6.125% 4/1/16 (c)	4,900	5,022
Unum Group 5.625% 9/15/20	4,155	4,544
		85,946
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,519
Boston Properties, Inc. 3.85% 2/1/23 (d)	3,385	3,378
Camden Property Trust 5.375% 12/15/13	1,818	1,915
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,623
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.375% 10/15/12	$ 4,283	$ 4,310
7.5% 4/1/17	2,623	3,013
9.625% 3/15/16	3,987	4,856
Duke Realty LP 4.625% 5/15/13	317	325
Equity One, Inc.:
5.375% 10/15/15	585	623
6% 9/15/17	3,250	3,548
6.25% 12/15/14	2,985	3,211
6.25% 1/15/17	2,136	2,318
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,759
5.9% 4/1/20	1,389	1,584
6% 7/15/12	1,579	1,586
6.2% 1/15/17	1,215	1,372
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,089
6.65% 1/15/18	2,600	2,822
UDR, Inc. 5.5% 4/1/14	6,383	6,749
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,856
		54,456
Real Estate Management & Development - 2.6%
AMB Property LP:
5.9% 8/15/13	4,537	4,714
6.3% 6/1/13	4,607	4,774
BioMed Realty LP:
3.85% 4/15/16	5,000	5,129
6.125% 4/15/20	1,872	2,138
Brandywine Operating Partnership LP 5.7% 5/1/17	2,243	2,395
Colonial Properties Trust:
5.5% 10/1/15	5,995	6,329
6.875% 8/15/12	3,309	3,335
Colonial Realty LP 6.05% 9/1/16	4,436	4,812
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,801
Duke Realty LP:
5.4% 8/15/14	5,135	5,452
5.5% 3/1/16	5,038	5,456
5.95% 2/15/17	1,536	1,716
6.25% 5/15/13	3,807	3,940
6.5% 1/15/18	5,065	5,802
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
4.625% 12/15/21	$ 9,810	$ 10,703
5.2% 4/1/13	6,349	6,551
5.5% 10/1/12	6,078	6,172
5.75% 6/15/17	1,259	1,457
Liberty Property LP:
5.5% 12/15/16	3,158	3,484
6.375% 8/15/12	2,174	2,192
6.625% 10/1/17	3,709	4,304
Mack-Cali Realty LP 4.5% 4/18/22	1,473	1,530
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,691
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	6,741	6,886
5.5% 1/15/14 (c)	4,505	4,599
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,303
Tanger Properties LP:
6.125% 6/1/20	4,725	5,451
6.15% 11/15/15	9,117	10,136
		129,252
TOTAL FINANCIALS		515,935
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	5,656	5,851
Health Care Providers & Services - 0.4%
Aristotle Holding, Inc.:
3.5% 11/15/16 (c)	7,074	7,473
4.75% 11/15/21 (c)	5,135	5,665
Express Scripts, Inc.:
3.125% 5/15/16	4,472	4,660
6.25% 6/15/14	1,557	1,704
		19,502
TOTAL HEALTH CARE		25,353
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
United Technologies Corp.:
3.1% 6/1/22	$ 5,019	$ 5,216
4.5% 6/1/42	5,019	5,394
		10,610
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	1,109	1,190
6.795% 2/2/20	308	305
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,045	2,127
8.36% 1/20/19	7,501	7,876
		11,498
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (i)	2,984	3,118
TOTAL INDUSTRIALS		25,226
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,034
6.55% 10/1/17	2,421	2,906
		7,940
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,765	1,821
TOTAL INFORMATION TECHNOLOGY		9,761
MATERIALS - 0.7%
Chemicals - 0.5%
Dow Chemical Co.:
4.125% 11/15/21	4,654	4,889
4.25% 11/15/20	2,512	2,673
5.25% 11/15/41	2,962	3,195
7.6% 5/15/14	13,026	14,557
		25,314
Metals & Mining - 0.2%
ArcelorMittal SA 3.75% 3/1/16	549	546
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	$ 5,087	$ 5,310
Vale Overseas Ltd. 4.375% 1/11/22	4,000	4,001
		9,857
TOTAL MATERIALS		35,171
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 6.8% 5/15/36	5,000	6,476
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,203	5,437
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,176
6.45% 6/15/21	2,955	3,063
Embarq Corp. 7.995% 6/1/36	2,427	2,492
Telefonica Emisiones SAU 5.855% 2/4/13	1,287	1,293
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,317
		28,254
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 2.375% 9/8/16	6,904	6,969
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,262
		14,231
TOTAL TELECOMMUNICATION SERVICES		42,485
UTILITIES - 2.2%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,746
Duke Capital LLC 5.668% 8/15/14	6,310	6,833
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,318	3,709
6.4% 9/15/20 (c)	9,167	10,416
Edison International 3.75% 9/15/17	3,716	3,933
FirstEnergy Corp. 7.375% 11/15/31	6,758	8,623
FirstEnergy Solutions Corp. 6.05% 8/15/21	3,255	3,639
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,235
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,668
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc. 2.7% 10/1/15	$ 3,942	$ 4,056
Tampa Electric Co. 4.1% 6/15/42	867	865
		57,723
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,894	3,337
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,634
		4,971
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,878
6.5% 5/1/18	5,351	6,197
PSEG Power LLC 2.75% 9/15/16	1,192	1,233
		10,308
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
2.7697% 9/30/66 (i)	5,579	4,962
7.5% 6/30/66 (i)	3,654	3,873
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,226
5.4% 7/15/14	1,393	1,510
5.45% 9/15/20	1,461	1,662
5.8% 2/1/42	2,709	3,086
5.95% 6/15/41	4,935	5,729
6.4% 3/15/18	4,529	5,337
Sempra Energy 2.3% 4/1/17	5,159	5,299
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	4,001	4,101
		37,785
TOTAL UTILITIES		110,787
TOTAL NONCONVERTIBLE BONDS (Cost $971,489)		1,048,876
U.S. Government and Government Agency Obligations - 35.2%

U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority 5.25% 9/15/39	15,563	20,498
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 25,103	$ 26,970
2.125% 2/15/40	8	12
2.125% 2/15/41	20,019	29,182
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		56,164
U.S. Treasury Obligations - 33.7%
U.S. Treasury Bonds:
3% 5/15/42	14,993	16,071
3.125% 2/15/42	156,078	171,344
4.375% 5/15/41	55,344	75,475
U.S. Treasury Notes:
0.25% 2/28/14	49,320	49,308
0.375% 6/30/13	49,248	49,331
0.625% 7/15/14 (f)	48,980	49,321
0.875% 4/30/17	243,658	246,342
1% 3/31/17	81,400	82,799
1.5% 12/31/13	352,900	359,752
1.75% 5/15/22	25,090	25,506
1.875% 10/31/17	61,182	64,762
2% 2/15/22	239,951	249,886
3.5% 5/31/13	103,340	106,715
3.625% 2/15/20	122,561	145,225
TOTAL U.S. TREASURY OBLIGATIONS		1,691,837
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,696,833)		1,768,499
U.S. Government Agency - Mortgage Securities - 21.5%

Fannie Mae - 12.8%
2.303% 6/1/36 (i)	138	148
2.633% 7/1/37 (i)	401	430
2.849% 2/1/35 (i)	2,570	2,753
3% 5/1/27	17,900	18,758
3% 6/1/27 (d)	10,200	10,681
3% 6/1/27 (d)	1,900	1,990
3.5% 1/1/41 to 5/1/42	23,515	24,785
3.5% 6/1/42 (d)	47,700	50,100
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 6/1/42 (d)	$ 99,900	$ 104,927
3.5% 6/1/42 (d)	31,000	32,560
3.5% 6/1/42 (d)	1,000	1,050
3.5% 6/1/42 (d)	12,000	12,604
3.5% 6/1/42 (d)	2,000	2,101
3.5% 6/1/42 (d)	1,000	1,050
4% 9/1/26 to 4/1/42	96,927	103,861
4% 9/1/41	229	246
4% 10/1/41	1,797	1,931
4.5% 6/1/18 to 11/1/41	115,451	125,335
4.5% 6/13/42 (d)	7,000	7,511
4.5% 6/13/42 (d)	7,000	7,511
4.5% 6/13/42 (d)	6,600	7,081
5% 4/1/18 to 6/1/40	14,947	16,222
5% 6/1/42 (d)	600	650
5.5% 7/1/28 to 12/1/38	47,604	52,202
6% 3/1/22 to 7/1/41	49,148	54,454
6.5% 2/1/36	165	187
TOTAL FANNIE MAE		641,128
Freddie Mac - 5.3%
3.342% 10/1/35 (i)	195	209
3.5% 4/1/32 to 5/1/42	12,774	13,484
4% 6/1/24 to 4/1/42	33,237	35,683
4% 9/1/41	933	1,000
4% 6/1/42 (d)	9,000	9,554
4.5% 7/1/25 to 10/1/41	86,156	93,318
5% 5/1/35 to 4/1/41	53,795	58,272
5.5% 12/1/27 to 1/1/40	44,222	48,007
6% 7/1/37 to 8/1/37	3,186	3,508
6.5% 9/1/39	4,275	4,787
TOTAL FREDDIE MAC		267,822
Ginnie Mae - 3.4%
3.5% 11/15/41 to 3/15/42	12,675	13,553
4% 1/15/25 to 11/15/41	37,198	40,412
4.5% 5/15/39 to 4/15/41	54,632	60,142
5% 3/15/39 to 9/15/41	36,467	40,541
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/20/28 to 12/15/38	$ 8,362	$ 9,302
6% 9/20/38	5,313	5,954
TOTAL GINNIE MAE		169,904
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,056,441)		1,078,854
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7088% 4/25/35 (i)	698	369
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8888% 3/25/34 (i)	200	163
Series 2005-HE2 Class M2, 0.6888% 4/25/35 (i)	63	61
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (i)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(i)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.7388% 6/15/32 (c)(i)	5,953	3,066
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9388% 12/25/33 (i)	51	39
Series 2004-R2 Class M3, 0.7888% 4/25/34 (i)	85	25
Series 2005-R2 Class M1, 0.6888% 4/25/35 (i)	1,307	1,154
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (i)	30	22
Series 2004-W7 Class M1, 0.7888% 5/25/34 (i)	808	578
Series 2006-W4 Class A2C, 0.3988% 5/25/36 (i)	833	198
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.0682% 4/4/17 (b)(c)(i)	5,160	0
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6898% 7/20/39 (c)(i)	102	80
Class B, 0.9898% 7/20/39 (c)(i)	355	156
Class C, 1.3398% 7/20/39 (c)(i)	456	9
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3788% 12/25/36 (i)	1,140	412
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3588% 9/25/37 (i)	92	91
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,666	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4888% 3/25/32 (MGIC Investment Corp. Insured) (i)	$ 61	$ 14
Series 2004-3 Class M4, 1.2088% 4/25/34 (i)	101	36
Series 2004-4 Class M2, 1.0338% 6/25/34 (i)	372	168
Series 2005-3 Class MV1, 0.6588% 8/25/35 (i)	9	9
Fannie Mae Series 2004-T5 Class AB3, 0.6889% 5/28/35 (i)	25	15
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4138% 8/25/34 (i)	231	114
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0638% 3/25/34 (i)	13	7
Fremont Home Loan Trust Series 2005-A Class M4, 1.2588% 1/25/35 (i)	231	35
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (c)(i)	2,174	761
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	832	799
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (c)(i)	133	125
Series 2006-2A:
Class A, 0.4188% 11/15/34 (c)(i)	965	837
Class B, 0.5188% 11/15/34 (c)(i)	349	241
Class C, 0.6188% 11/15/34 (c)(i)	578	329
Class D, 0.9888% 11/15/34 (c)(i)	276	85
GSAMP Trust Series 2004-AR1 Class B4, 3.621% 6/25/34 (c)(i)	259	80
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7888% 9/25/46 (c)(i)	1,131	1,071
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5588% 8/25/33 (i)	175	118
Series 2003-3 Class M1, 1.5288% 8/25/33 (i)	433	308
Series 2003-5 Class A2, 0.9388% 12/25/33 (i)	21	16
Series 2006-1 Class 2A3, 0.4638% 4/25/36 (i)	116	116
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4288% 1/25/37 (i)	913	318
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3688% 11/25/36 (i)	913	831
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8032% 12/27/29 (i)	353	313
Series 2006-A Class 2C, 1.6232% 3/27/42 (i)	1,605	76
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	10	11
Class C, 5.691% 10/20/28 (c)	5	5
Class D, 6.01% 10/20/28 (c)	45	45
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5388% 5/25/37 (i)	$ 496	$ 7
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9888% 7/25/34 (i)	75	45
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2138% 7/25/34 (i)	260	192
Series 2006-FM1 Class A2B, 0.3488% 4/25/37 (i)	960	731
Series 2006-OPT1 Class A1A, 0.4988% 6/25/35 (i)	1,549	1,102
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5788% 8/25/34 (i)	36	27
Series 2004-NC8 Class M6, 1.4888% 9/25/34 (i)	91	53
Series 2005-NC1 Class M1, 0.6788% 1/25/35 (i)	253	159
Series 2005-NC2 Class B1, 1.4088% 3/25/35 (i)	264	32
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (e)	5,500	248
Series 2006-4 Class D, 1.3388% 5/25/32 (i)	1,227	1
Series 2007-2 Class AIO, 6.7% 7/25/12 (e)	14,063	124
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7488% 9/25/35 (i)	903	386
Ocala Funding LLC:
Series 2005-1A Class A, 1.7398% 3/20/10 (b)(c)(i)	449	0
Series 2006-1A Class A, 1.6398% 3/20/11 (b)(c)(i)	933	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (i)	3	3
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (i)	37	36
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4888% 9/25/34 (i)	337	143
Class M4, 1.6888% 9/25/34 (i)	433	91
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (i)	3	3
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (c)(i)	283	276
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4237% 6/15/33 (i)	805	298
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9638% 9/25/34 (i)	50	16
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	239	246
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (i)	18	13
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0292% 4/6/42 (c)(i)	1,733	22
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	$ 704	$ 0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $21,238)		17,656
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,223	491
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (c)(i)	9	9
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	2,561	2,502
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (i)	664	599
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.4198% 12/20/54 (i)	2,694	2,263
Class M1, 0.5798% 12/20/54 (i)	710	529
Series 2007-1:
Class 1M1, 0.5398% 12/20/54 (i)	894	666
Class 2M1, 0.7398% 12/20/54 (i)	1,148	855
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9157% 1/20/44 (i)	341	241
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)	1,787	1,857
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.7693% 8/25/36 (i)	1,139	858
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (i)	505	313
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (i)	852	573
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5288% 7/25/35 (i)	1,226	966
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5888% 7/10/35 (c)(i)	649	528
Class B6, 3.0888% 7/10/35 (c)(i)	861	690
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6888% 6/25/33 (c)(i)	140	132
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	$ 194	$ 67
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (i)	22	16
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3146% 4/25/33 (i)	216	197
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (i)	2,073	1,654
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,107)		16,006
Commercial Mortgage Securities - 4.5%

Asset Securitization Corp. Series 1997-D5:
Class A3, 7.2034% 2/14/43 (i)	295	295
Class A6, 7.5234% 2/14/43 (i)	1,281	1,290
Class PS1, 1.4221% 2/14/43 (i)(e)	2,120	27
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9026% 5/10/45 (i)	983	1,038
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,336
Series 2007-4 Class A3, 5.9835% 2/10/51 (i)	1,092	1,138
Series 2006-6 Class E, 5.619% 10/10/45 (c)	633	50
Series 2007-3:
Class A3, 5.8366% 6/10/49 (i)	1,828	1,873
Class A4, 5.8366% 6/10/49 (i)	2,283	2,544
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	134	135
Class A4, 4.153% 11/10/38	1,389	1,425
Series 2005-1 Class A3, 4.877% 11/10/42	412	412
Series 2001-3 Class H, 6.562% 4/11/37 (c)	612	611
Series 2001-PB1 Class K, 6.15% 5/11/35 (c)	194	194
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)	3,402	3,555
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (c)(i)	470	461
Class D, 0.5988% 3/15/22 (c)(i)	476	463
Class E, 0.6388% 3/15/22 (c)(i)	393	382
Class F, 0.7088% 3/15/22 (c)(i)	489	474
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class G, 0.7688% 3/15/22 (c)(i)	$ 317	$ 298
Series 2006-BIX1:
Class D, 0.4488% 10/15/19 (c)(i)	477	467
Class E, 0.4788% 10/15/19 (c)(i)	797	761
Class F, 0.5488% 10/15/19 (c)(i)	1,885	1,790
Class G, 0.5688% 10/15/19 (c)(i)	1,257	1,182
Class H, 0.6088% 10/15/19 (c)(i)	1,388	1,235
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0888% 12/25/33 (c)(i)	49	36
Series 2004-1:
Class A, 0.5988% 4/25/34 (c)(i)	649	536
Class B, 2.1388% 4/25/34 (c)(i)	73	42
Class M1, 0.7988% 4/25/34 (c)(i)	73	52
Class M2, 1.4388% 4/25/34 (c)(i)	67	47
Series 2005-2A:
Class A1, 0.5488% 8/25/35 (c)(i)	936	646
Class M1, 0.6688% 8/25/35 (c)(i)	62	32
Class M2, 0.7188% 8/25/35 (c)(i)	82	37
Class M3, 0.7388% 8/25/35 (c)(i)	56	22
Series 2005-3A:
Class A2, 0.6388% 11/25/35 (c)(i)	338	213
Class M1, 0.6788% 11/25/35 (c)(i)	91	51
Class M2, 0.7288% 11/25/35 (c)(i)	68	37
Class M3, 0.7488% 11/25/35 (c)(i)	61	32
Class M4, 0.8388% 11/25/35 (c)(i)	76	36
Series 2005-4A:
Class A2, 0.6288% 1/25/36 (c)(i)	819	569
Class B1, 1.6388% 1/25/36 (c)(i)	89	12
Class M1, 0.6888% 1/25/36 (c)(i)	264	116
Class M2, 0.7088% 1/25/36 (c)(i)	99	39
Class M3, 0.7388% 1/25/36 (c)(i)	145	51
Class M4, 0.8488% 1/25/36 (c)(i)	80	25
Class M5, 0.8888% 1/25/36 (c)(i)	80	22
Class M6, 0.9388% 1/25/36 (c)(i)	85	16
Series 2006-1:
Class A2, 0.5988% 4/25/36 (c)(i)	160	103
Class M1, 0.6188% 4/25/36 (c)(i)	97	57
Class M2, 0.6388% 4/25/36 (c)(i)	103	57
Class M3, 0.6588% 4/25/36 (c)(i)	88	45
Class M4, 0.7588% 4/25/36 (c)(i)	50	23
Class M5, 0.7988% 4/25/36 (c)(i)	49	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-1:
Class M6, 0.8788% 4/25/36 (c)(i)	$ 97	$ 38
Series 2006-2A:
Class A1, 0.4688% 7/25/36 (c)(i)	2,201	1,486
Class A2, 0.5188% 7/25/36 (c)(i)	142	95
Class B1, 1.1088% 7/25/36 (c)(i)	90	9
Class B3, 2.9388% 7/25/36 (c)(i)	66	2
Class M1, 0.5488% 7/25/36 (c)(i)	149	61
Class M2, 0.5688% 7/25/36 (c)(i)	105	38
Class M3, 0.5888% 7/25/36 (c)(i)	87	27
Class M4, 0.6588% 7/25/36 (c)(i)	100	26
Class M5, 0.7088% 7/25/36 (c)(i)	72	13
Class M6, 0.7788% 7/25/36 (c)(i)	108	14
Series 2006-3A:
Class B1, 1.0388% 10/25/36 (c)(i)	42	0*
Class M4, 0.6688% 10/25/36 (c)(i)	117	10
Class M5, 0.7188% 10/25/36 (c)(i)	140	8
Class M6, 0.7988% 10/25/36 (c)(i)	274	9
Series 2006-4A:
Class A1, 0.4688% 12/25/36 (c)(i)	460	297
Class A2, 0.5088% 12/25/36 (c)(i)	2,335	1,030
Class B1, 0.9388% 12/25/36 (c)(i)	145	6
Class B2, 1.4888% 12/25/36 (c)(i)	58	2
Class M1, 0.5288% 12/25/36 (c)(i)	187	52
Class M2, 0.5488% 12/25/36 (c)(i)	125	25
Class M3, 0.5788% 12/25/36 (c)(i)	127	17
Class M4, 0.6388% 12/25/36 (c)(i)	152	18
Class M5, 0.6788% 12/25/36 (c)(i)	139	13
Class M6, 0.7588% 12/25/36 (c)(i)	125	8
Series 2007-1 Class A2, 0.5088% 3/25/37 (c)(i)	493	247
Series 2007-2A:
Class A1, 0.5088% 7/25/37 (c)(i)	1,311	705
Class A2, 0.5588% 7/25/37 (c)(i)	1,227	410
Class B1, 1.8388% 7/25/37 (c)(i)	353	11
Class M1, 0.6088% 7/25/37 (c)(i)	419	58
Class M2, 0.6488% 7/25/37 (c)(i)	273	23
Class M3, 0.7288% 7/25/37 (c)(i)	276	20
Class M4, 0.8888% 7/25/37 (c)(i)	459	29
Class M5, 0.9888% 7/25/37 (c)(i)	405	21
Class M6, 1.2388% 7/25/37 (c)(i)	514	22
Series 2007-3:
Class A2, 0.5288% 7/25/37 (c)(i)	491	231
Class B1, 1.1888% 7/25/37 (c)(i)	296	22
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class B2, 1.8388% 7/25/37 (c)(i)	$ 762	$ 27
Class B3, 4.2388% 7/25/37 (c)(i)	16	0*
Class M1, 0.5488% 7/25/37 (c)(i)	261	67
Class M2, 0.5788% 7/25/37 (c)(i)	278	52
Class M3, 0.6088% 7/25/37 (c)(i)	448	63
Class M4, 0.7388% 7/25/37 (c)(i)	706	87
Class M5, 0.8388% 7/25/37 (c)(i)	357	39
Class M6, 1.0388% 7/25/37 (c)(i)	271	25
Series 2007-4A:
Class B1, 2.7888% 9/25/37 (c)(i)	66	3
Class M1, 1.1888% 9/25/37 (c)(i)	220	16
Class M2, 1.2888% 9/25/37 (c)(i)	220	12
Class M4, 1.8388% 9/25/37 (c)(i)	448	18
Class M5, 1.9888% 9/25/37 (c)(i)	448	14
Class M6, 2.1888% 9/25/37 (c)(i)	449	9
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8888% 3/15/19 (c)(i)	324	310
Class J, 1.0888% 3/15/19 (c)(i)	323	294
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (c)(i)	489	442
Class E, 0.5388% 3/15/22 (c)(i)	2,030	1,796
Class F, 0.5888% 3/15/22 (c)(i)	1,246	1,078
Class G, 0.6388% 3/15/22 (c)(i)	401	339
Class H, 0.7888% 3/15/22 (c)(i)	489	384
Class J, 0.9388% 3/15/22 (c)(i)	489	369
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	286	290
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (c)(i)(e)	14,447	145
Series 2006-T22 Class A4, 5.7138% 4/12/38 (i)	137	155
Series 2006-T24 Class X2, 0.6233% 10/12/41 (c)(i)(e)	1,956	12
Series 2007-PW18 Class X2, 0.4794% 6/11/50 (c)(i)(e)	96,567	991
Series 2007-T28 Class X2, 0.3209% 9/11/42 (c)(i)(e)	51,956	308
C-BASS Trust floater Series 2006-SC1 Class A, 0.5088% 5/25/36 (c)(i)	453	379
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	1,287	1,326
Class XCL, 1.3344% 5/15/35 (c)(i)(e)	5,597	120
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5698% 8/15/21 (c)(i)	$ 119	$ 115
Class H, 0.6098% 8/15/21 (c)(i)	261	244
Series 2007-FL3A Class A2, 0.3788% 4/15/22 (c)(i)	913	868
Series 2008-C7 Class A2B, 6.2761% 12/10/49 (i)	984	1,001
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,124
Class C, 5.476% 12/11/49	2,061	454
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (i)	1,095	1,167
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	230
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7888% 4/15/17 (c)(i)	43	42
Class H, 0.8588% 4/15/17 (c)(i)	109	97
Class J, 1.0888% 4/15/17 (c)(i)	104	77
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (c)(i)	673	639
Class D, 0.5788% 11/15/17 (c)(i)	35	33
Class E, 0.6288% 11/15/17 (c)(i)	124	114
Class F, 0.6888% 11/15/17 (c)(i)	95	86
Class G, 0.7388% 11/15/17 (c)(i)	66	59
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (c)(i)	1,560	1,412
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,198
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	1,851	1,797
Class AJFX, 5.478% 2/5/19 (c)	3,272	3,245
Series 2006-C8 Class XP, 0.6588% 12/10/46 (i)(e)	9,579	71
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	1	1
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (i)	2,190	2,347
Series 2007-C3 Class A4, 5.8672% 6/15/39 (i)	658	701
Series 2006-C5 Class ASP, 0.8651% 12/15/39 (i)(e)	6,402	65
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	991	1,050
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (c)(i)	$ 3,907	$ 2,947
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A3, 4.321% 1/15/37	2	2
Series 2001-CK6 Class AX, 1.2267% 8/15/36 (i)(e)	439	1
Series 2001-CKN5 Class AX, 1.9496% 9/15/34 (c)(i)(e)	1,875	3
Series 2006-C1 Class A3, 5.5958% 2/15/39 (i)	3,965	4,198
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3888% 2/15/22 (c)(i)	414	381
Class C:
0.4088% 2/15/22 (c)(i)	1,180	1,074
0.5088% 2/15/22 (c)(i)	421	375
Class F, 0.5588% 2/15/22 (c)(i)	843	734
Series 2007-C1:
Class ASP, 0.5749% 2/15/40 (i)(e)	19,902	135
Class B, 5.487% 2/15/40 (c)(i)	1,677	281
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	903	911
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,639
Series 2001-1 Class X1, 1.7136% 5/15/33 (c)(i)(e)	1,376	12
Series 2007-C1 Class XP, 0.3359% 12/10/49 (i)(e)	16,232	63
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7319% 5/10/43 (i)(e)	4,757	0*
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4288% 11/5/21 (c)(i)	412	387
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,472
Series 2007-GG11 Class A1, 0.4392% 12/10/49 (c)(i)(e)	26,107	157
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6088% 6/6/20 (c)(i)	248	243
Class F, 0.6788% 6/6/20 (c)(i)	528	510
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (c)(i)	1,041	1,029
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class D, 2.2018% 3/6/20 (c)(i)	$ 6,868	$ 6,790
Class F, 2.6334% 3/6/20 (c)(i)	107	106
Class G, 2.7903% 3/6/20 (c)(i)	54	53
Class H, 3.3004% 3/6/20 (c)(i)	479	475
Class J, 4.0852% 3/6/20 (c)(i)	686	683
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	237	239
Series 2005-GG4 Class XP, 0.8966% 7/10/39 (c)(i)(e)	20,878	0*
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	519	521
Series 2007-GG10 Class A2, 5.778% 8/10/45	249	253
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (c)(i)	546	532
Class C, 0.4488% 11/15/18 (c)(i)	388	377
Class D, 0.4688% 11/15/18 (c)(i)	153	149
Class E, 0.5188% 11/15/18 (c)(i)	221	209
Class F, 0.5688% 11/15/18 (c)(i)	265	238
Class G, 0.5988% 11/15/18 (c)(i)	230	191
Class H, 0.7388% 11/15/18 (c)(i)	221	179
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	367	377
Series 2007-LD11 Class A4, 6.0027% 6/15/49 (i)	10,914	11,784
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,752	1,767
Series 2005-CB13 Class E, 5.5314% 1/12/43 (c)(i)	694	22
Series 2006-CB17 Class A3, 5.45% 12/12/43	287	291
Series 2007-CB19:
Class B, 5.9254% 2/12/49 (i)	93	28
Class C, 5.9254% 2/12/49 (i)	245	47
Class D, 5.9254% 2/12/49 (i)	257	39
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (i)	209	54
Class CS, 5.466% 1/15/49 (i)	90	11
Class ES, 5.7393% 1/15/49 (c)(i)	566	31
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	148	149
Series 2006-C6 Class A2, 5.262% 9/15/39 (i)	60	60
Series 2006-C7 Class A2, 5.3% 11/15/38	639	643
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C3 Class XCP, 0.9022% 7/15/40 (i)(e)	$ 3,121	$ 1
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (i)(e)	5,850	52
Series 2007-C1 Class XCP, 0.6211% 2/15/40 (i)(e)	2,187	16
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,310
Class XCP, 0.4289% 9/15/45 (i)(e)	88,099	648
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (c)(i)	351	320
Class E, 0.5288% 9/15/21 (c)(i)	1,265	1,116
Class F, 0.5788% 9/15/21 (c)(i)	723	616
Class G, 0.5988% 9/15/21 (c)(i)	3,017	2,479
Class H, 0.6388% 9/15/21 (c)(i)	369	288
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,945
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	1,479	1,493
Series 2005-CKI1 Class A3, 5.3909% 11/12/37 (i)	620	622
Series 2005-LC1 Class F, 5.5591% 1/12/44 (c)(i)	953	532
Series 2006-C1 Class A2, 5.803% 5/12/39 (i)	1,011	1,034
Series 2007-C1 Class A4, 6.0324% 6/12/50 (i)	4,145	4,581
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,650
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3603% 12/12/49 (i)	111	111
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	849	889
Series 2007-5:
Class A3, 5.364% 8/12/48	427	438
Class A4, 5.378% 8/12/48	55	59
Class B, 5.479% 8/12/48	3,285	748
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	2,594	2,788
Series 2007-7 Class A4, 5.81% 6/12/50 (i)	3,832	4,120
Series 2006-4 Class XP, 0.8105% 12/12/49 (i)(e)	19,313	289
Series 2007-6 Class B, 5.635% 3/12/51 (i)	1,095	309
Series 2007-7 Class B, 5.936% 6/12/50 (i)	1,409	88
Series 2007-8 Class A3, 6.1649% 8/12/49 (i)	944	1,037
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.439% 7/15/19 (c)(i)	227	131
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.399% 10/15/20 (c)(i)	$ 629	$ 566
Class D, 0.429% 10/15/20 (c)(i)	422	367
Class E, 0.489% 10/15/20 (c)(i)	528	438
Class F, 0.539% 10/15/20 (c)(i)	397	302
Class G, 0.579% 10/15/20 (c)(i)	491	354
Class H, 0.669% 10/15/20 (c)(i)	309	207
Class J, 0.819% 10/15/20 (c)(i)	181	76
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,084	1,096
Series 2006-HQ10 Class X2, 0.691% 11/12/41 (c)(i)(e)	5,033	13
Series 2006-T23 Class A3, 5.9838% 8/12/41 (i)	559	572
Series 2007-HQ12 Class A4, 5.7818% 4/12/49 (i)	5,793	6,062
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)	1,642	1,784
Class B, 5.9075% 4/15/49 (i)	269	74
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	40	40
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5198% 9/15/21 (c)(i)	1,099	872
Class F, 0.5798% 9/15/21 (c)(i)	1,189	907
Class G, 0.5998% 9/15/21 (c)(i)	1,126	823
Class J, 0.8398% 9/15/21 (c)(i)	314	145
Series 2007-WHL8:
Class F, 0.7188% 6/15/20 (c)(i)	2,710	1,978
Class LXR1, 0.9388% 6/15/20 (c)(i)	169	135
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	2,982
Series 2007-C30:
Class A3, 5.246% 12/15/43	350	350
Class A4, 5.305% 12/15/43	322	342
Class A5, 5.342% 12/15/43	1,172	1,243
Series 2007-C31:
Class A4, 5.509% 4/15/47	2,475	2,663
Class A5, 5.5% 4/15/47	3,710	3,980
Series 2007-C32:
Class A2, 5.9223% 6/15/49 (i)	1,098	1,107
Class A3, 5.9273% 6/15/49 (i)	21,861	23,204
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2003-C6 Class G, 5.125% 8/15/35 (c)(i)	$ 652	$ 648
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	994
Series 2005-C22:
Class B, 5.5332% 12/15/44 (i)	2,428	1,657
Class F, 5.5332% 12/15/44 (c)(i)	1,826	458
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	3,285	1,006
Class D, 5.513% 12/15/43 (i)	1,752	403
Class XP, 0.6679% 12/15/43 (c)(i)(e)	11,874	103
Series 2007-C31 Class C, 5.8735% 4/15/47 (i)	4,515	957
Series 2007-C31A Class A2, 5.421% 4/15/47	2,510	2,590
Series 2007-C32:
Class D, 5.9273% 6/15/49 (i)	823	215
Class E, 5.9273% 6/15/49 (i)	1,297	304
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 6.0975% 2/15/51 (i)	13,576	15,091
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $193,990)		227,590
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	1,835	1,895
California Gen. Oblig.:
7.5% 4/1/34	6,270	7,892
7.6% 11/1/40	3,285	4,290
7.625% 3/1/40	1,835	2,382
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	930	1,039
TOTAL MUNICIPAL SECURITIES (Cost $16,404)		17,498
Foreign Government and Government Agency Obligations - 0.1%

Russian Federation:
4.5% 4/4/22 (c)	2,200	2,233
5.625% 4/4/42 (c)	3,000	3,053
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,111)		5,286
Fixed-Income Funds - 18.0%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (j)	7,034,928	$ 768,214
Fidelity Specialized High Income Central Fund (j)	1,316,406	134,260
TOTAL FIXED-INCOME FUNDS (Cost $838,256)		902,474
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.17% (a) (Cost $234,470)	234,470,086	234,470
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $5,045,339)		5,317,209
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(297,630)
NET ASSETS - 100%		$ 5,019,579
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 6/1/42	$ (2,000)	(2,101)
3.5% 6/1/42	(12,000)	(12,604)
3.5% 6/1/42	(12,000)	(12,604)
3.5% 6/1/42	(1,000)	(1,050)
3.5% 6/1/42	(2,000)	(2,101)
3.5% 6/1/42	(1,000)	(1,050)
3.5% 6/1/42	(5,000)	(5,252)
3.5% 6/1/42	(7,000)	(7,352)
3.5% 6/1/42	(3,000)	(3,151)
4% 6/1/42	(31,000)	(33,025)
4.5% 6/13/42	(89,100)	(95,600)
4.5% 6/13/42	(7,000)	(7,511)
5.5% 6/1/42	(4,300)	(4,689)
TOTAL FANNIE MAE		(188,090)
Freddie Mac
4.5% 6/1/42	(2,000)	(2,136)
TOTAL TBA SALE COMMITMENTS (Proceeds $189,536)		$ (190,226)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(493,000))

	Dec. 2018	$ 6,500	$ 425
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(825,000))	Dec. 2018	6,500	765
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(649,000))	Dec. 2018	6,500	765
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(177,000))	March 2018	5,500	502
Receive from JPMorgan Chase, Inc. upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 5.125% 8/31/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(347,000))	March 2019	4,085	281
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000)(h)	Sept. 2037	4,075	(3,864)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000)(h)

	Sept. 2037	$ 11,074	$ (10,500)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000)(h)	Sept. 2037	2,481	(2,352)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000)(h)	Sept. 2037	8,284	(7,854)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000)(h)	Sept. 2037	4,518	(4,284)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000)(h)	Sept. 2037	7,398	(7,014)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-C)(g)	Oct. 2034	505	(203)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(g)

	August 2034	$ 518	$ (384)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca)(g)	April 2032	186	(143)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(g)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C)(g)	Oct. 2034	667	(523)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(g)	Sept. 2034	502	(436)
		$ 69,297	$ (34,822)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $225,355,000 or 4.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $42,101,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 169
Fidelity Mortgage Backed Securities Central Fund	16,805
Fidelity Specialized High Income Central Fund	6,327
Total	$ 23,301
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 743,850	$ 16,805	$ -	$ 768,214	5.1%
Fidelity Specialized High Income Central Fund	123,706	6,327	-	134,260	30.1%
Total	$ 867,556	$ 23,132	$ -	$ 902,474
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,048,876	$ -	$ 1,048,876	$ -
U.S. Government and Government Agency Obligations	1,768,499	-	1,768,499	-
U.S. Government Agency - Mortgage Securities	1,078,854	-	1,078,854	-
Asset-Backed Securities	17,656	-	9,292	8,364
Collateralized Mortgage Obligations	16,006	-	14,230	1,776
Commercial Mortgage Securities	227,590	-	201,781	25,809
Municipal Securities	17,498	-	17,498	-
Foreign Government and Government Agency Obligations	5,286	-	5,286	-
Fixed-Income Funds	902,474	902,474	-	-
Money Market Funds	234,470	234,470	-	-
Total Investments in Securities:	$ 5,317,209	$ 1,136,944	$ 4,144,316	$ 35,949
Derivative Instruments:
Assets
Swap Agreements	$ 2,738	$ -	$ 2,738	$ -
Liabilities
Swap Agreements	$ (37,560)	$ -	$ (35,868)	$ (1,692)
Total Derivative Instruments:	$ (34,822)	$ -	$ (33,130)	$ (1,692)
Other Financial Instruments:
TBA Sale Commitments	$ (190,226)	$ -	$ (190,226)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 48,306
Total Realized Gain (Loss)	(3,746)
Total Unrealized Gain (Loss)	(434)
Cost of Purchases	13
Proceeds of Sales	(12,843)
Amortization/Accretion	321
Transfers in to Level 3	20,315
Transfers out of Level 3	(15,983)
Ending Balance	$ 35,949
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (3,294)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,315)
Total Unrealized Gain (Loss)	(377)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (1,692)
Realized gain (loss) on Swap Agreements for the period	$ 52
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2012	$ (377)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $5,104,434,000. Net unrealized appreciation aggregated $212,775,000, of which $243,276,000 related to appreciated investment securities and $30,501,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $40,212,000 representing 0.80% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Investment Grade
Bond Fund -
Series Investment Grade Bond
Class F

May 31, 2012

1.873112.103

LIG-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	$ 5,740,000	$ 7,017,322
Trustees of Princeton Univ. 5.7% 3/1/39	8,900,000	12,166,923
		19,184,245
Media - 1.5%
Comcast Corp.:
4.95% 6/15/16	9,131,000	10,284,538
5.15% 3/1/20	1,226,000	1,432,593
5.7% 5/15/18	12,823,000	15,067,076
5.9% 3/15/16	3,813,000	4,405,247
6.4% 3/1/40	21,072,000	26,718,537
6.45% 3/15/37	4,665,000	5,751,987
6.55% 7/1/39	10,000,000	12,464,040
COX Communications, Inc. 4.625% 6/1/13	3,122,000	3,234,751
Discovery Communications LLC:
3.7% 6/1/15	11,423,000	12,141,724
6.35% 6/1/40	10,151,000	12,385,225
NBCUniversal Media LLC:
3.65% 4/30/15	6,432,000	6,850,157
5.15% 4/30/20	28,753,000	33,358,109
6.4% 4/30/40	13,528,000	16,650,519
News America Holdings, Inc. 7.75% 12/1/45	6,709,000	8,228,132
News America, Inc.:
6.15% 3/1/37	8,831,000	9,981,052
6.15% 2/15/41	23,330,000	26,816,459
Time Warner Cable, Inc.:
5.4% 7/2/12	3,410,000	3,421,222
5.85% 5/1/17	17,523,000	20,382,105
6.2% 7/1/13	3,242,000	3,422,541
6.75% 7/1/18	23,280,000	28,219,341
Time Warner, Inc.:
3.15% 7/15/15	12,747,000	13,436,447
5.375% 10/15/41	22,803,000	24,752,200
5.875% 11/15/16	4,039,000	4,751,795
6.2% 3/15/40	15,555,000	18,165,316
6.5% 11/15/36	6,573,000	7,822,297
Viacom, Inc.:
3.5% 4/1/17	15,103,000	16,253,109
6.75% 10/5/37	3,475,000	4,525,058
		350,921,577
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	$ 1,561,000	$ 1,593,330
TOTAL CONSUMER DISCRETIONARY		371,699,152
CONSUMER STAPLES - 1.1%
Beverages - 0.3%
Beam, Inc.:
1.875% 5/15/17	5,035,000	5,045,181
3.25% 5/15/22	5,971,000	6,000,783
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,222,476
Diageo Capital PLC 5.2% 1/30/13	1,963,000	2,020,942
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,614,000	12,782,728
Fortune Brands, Inc.:
5.375% 1/15/16	2,195,000	2,454,074
5.875% 1/15/36	15,700,000	17,480,773
6.375% 6/15/14	7,984,000	8,791,246
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	16,792,000	17,807,580
		74,605,783
Food Products - 0.3%
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,425,061
Kraft Foods, Inc.:
5.375% 2/10/20	17,135,000	20,268,460
6.125% 2/1/18	11,078,000	13,207,701
6.25% 6/1/12	2,162,000	2,162,000
6.5% 8/11/17	28,164,000	34,123,277
6.5% 2/9/40	4,830,000	6,170,707
6.75% 2/19/14	1,258,000	1,374,681
		79,731,887
Tobacco - 0.5%
Altria Group, Inc.:
9.25% 8/6/19	4,577,000	6,292,130
9.7% 11/10/18	43,684,000	60,091,885
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,776,189
5.65% 5/16/18	2,251,000	2,712,027
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 10,391,000	$ 12,518,640
7.25% 6/15/37	15,680,000	19,770,348
		105,161,219
TOTAL CONSUMER STAPLES		259,498,889
ENERGY - 3.3%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (c)	21,176,000	22,966,304
5.35% 3/15/20 (c)	11,804,000	13,219,311
6.75% 9/15/37 (c)	2,991,000	3,713,644
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,374,054
5% 10/1/21	13,430,000	14,390,138
6.5% 4/1/20	2,078,000	2,405,701
Transocean, Inc.:
5.05% 12/15/16	13,734,000	15,001,511
6.375% 12/15/21	18,136,000	20,837,992
Weatherford International Ltd.:
4.95% 10/15/13	2,431,000	2,540,641
5.15% 3/15/13	7,716,000	7,948,900
		121,398,196
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,367,000	1,550,491
6.375% 9/15/17	42,765,000	50,027,780
Apache Corp.:
3.25% 4/15/22	15,138,000	15,786,391
4.75% 4/15/43	16,072,000	17,676,789
Canadian Natural Resources Ltd. 5.15% 2/1/13	6,276,000	6,456,479
ConocoPhillips:
4.4% 5/15/13	20,500,000	21,249,132
5.75% 2/1/19	12,956,000	15,941,943
Duke Capital LLC 6.25% 2/15/13	699,000	721,476
Duke Energy Field Services:
5.375% 10/15/15 (c)	1,706,000	1,843,186
6.45% 11/3/36 (c)	7,882,000	9,486,452
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,469,699
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP 4.2% 9/15/21	$ 24,752,000	$ 26,437,190
Encana Corp. 4.75% 10/15/13	930,000	973,056
Encana Holdings Finance Corp. 5.8% 5/1/14	4,029,000	4,359,861
Enterprise Products Operating LP:
5.6% 10/15/14	1,361,000	1,496,086
5.65% 4/1/13	487,000	504,112
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	5,389,000	5,431,137
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	9,551,000	11,110,812
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	23,029,658
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	17,029,000	17,573,111
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	6,844,000	8,014,399
6.85% 1/15/40 (c)	8,433,000	10,804,452
Nakilat, Inc. 6.067% 12/31/33 (c)	5,435,000	5,896,975
Nexen, Inc.:
5.2% 3/10/15	1,267,000	1,350,830
5.875% 3/10/35	4,330,000	4,511,921
6.2% 7/30/19	1,700,000	2,009,363
6.4% 5/15/37	7,493,000	8,253,435
Pemex Project Funding Master Trust 1.0797% 12/3/12 (c)(e)	4,867,000	4,842,665
Petro-Canada 6.05% 5/15/18	2,920,000	3,453,496
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	18,225,827
5.375% 1/27/21	33,457,000	35,705,243
5.75% 1/20/20	28,496,000	31,040,522
7.875% 3/15/19	14,377,000	17,388,608
Petroleos Mexicanos:
4.875% 1/24/22 (c)	17,019,000	17,784,855
5.5% 1/21/21	21,149,000	23,263,900
6% 3/5/20	1,813,000	2,035,093
6.5% 6/2/41 (c)	26,365,000	29,396,975
Phillips 66:
4.3% 4/1/22 (c)	21,152,000	22,045,947
5.875% 5/1/42 (c)	18,112,000	19,385,690
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	24,201,096
3.95% 9/15/15	8,916,000	9,568,116
4.25% 9/1/12	1,368,000	1,377,643
6.125% 1/15/17	5,000,000	5,829,185
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	$ 6,678,000	$ 6,728,085
5.5% 9/30/14 (c)	9,333,000	10,056,308
5.832% 9/30/16 (c)	1,284,247	1,376,070
6.75% 9/30/19 (c)	6,109,000	7,208,620
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	3,795,000	3,880,388
Southeast Supply Header LLC 4.85% 8/15/14 (c)	1,033,000	1,090,479
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	17,350,762
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,853,194
4.6% 6/15/21	4,954,000	5,332,902
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	11,385,625
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	5,077,365
Texas Eastern Transmission LP 6% 9/15/17 (c)	12,691,000	14,763,402
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	5,304,000	5,569,200
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,271,192
Western Gas Partners LP 5.375% 6/1/21	27,148,000	29,964,605
Williams Partners LP 4.125% 11/15/20	4,302,000	4,538,907
XTO Energy, Inc. 6.25% 8/1/17	4,098,000	5,115,099
		676,073,280
TOTAL ENERGY		797,471,476
FINANCIALS - 9.5%
Capital Markets - 1.5%
BlackRock, Inc.:
3.375% 6/1/22	21,893,000	22,180,630
4.25% 5/24/21	5,250,000	5,749,711
Goldman Sachs Group, Inc.:
5.25% 7/27/21	17,979,000	17,797,862
5.75% 1/24/22	81,527,000	83,704,423
5.95% 1/18/18	9,760,000	10,198,048
6% 6/15/20	16,000,000	16,809,648
6.15% 4/1/18	10,942,000	11,428,449
6.75% 10/1/37	13,332,000	13,144,205
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,585,000	1,619,948
JPMorgan Chase Capital XX 6.55% 9/29/36	39,647,000	39,442,223
Lazard Group LLC:
6.85% 6/15/17	7,532,000	8,280,628
7.125% 5/15/15	8,656,000	9,425,674
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	$ 8,583,000	$ 8,247,808
6.875% 4/25/18	9,961,000	10,949,749
Morgan Stanley:
4.75% 4/1/14	6,943,000	6,851,470
5.5% 7/28/21	19,857,000	18,606,029
5.625% 9/23/19	16,919,000	16,152,451
5.75% 1/25/21	18,632,000	17,576,628
6% 4/28/15	3,982,000	4,050,578
6.625% 4/1/18	9,869,000	10,021,200
7.3% 5/13/19	22,127,000	22,951,983
		355,189,345
Commercial Banks - 1.4%
Bank of America NA 5.3% 3/15/17	11,902,000	12,120,961
Credit Suisse New York Branch 6% 2/15/18	25,069,000	26,663,238
Discover Bank:
7% 4/15/20	9,043,000	10,577,516
8.7% 11/18/19	16,188,000	20,664,516
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,718,956
8.25% 3/1/38	12,528,000	17,737,481
Fifth Third Bank 4.75% 2/1/15	2,013,000	2,142,074
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	11,258,000	11,032,840
HBOS PLC 6.75% 5/21/18 (c)	4,594,000	4,211,026
HSBC Holdings PLC 4% 3/30/22	21,390,000	21,789,715
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,268,924
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,748,035
KeyBank NA:
5.45% 3/3/16	10,925,000	12,106,189
5.8% 7/1/14	14,023,000	15,124,128
6.95% 2/1/28	3,200,000	3,665,382
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	8,087,613
5% 1/17/17	23,263,000	25,220,744
5.25% 9/4/12	5,004,000	5,053,520
Regions Bank:
6.45% 6/26/37	21,383,000	21,008,798
7.5% 5/15/18	9,871,000	11,055,520
Regions Financial Corp.:
0.6437% 6/26/12 (e)	951,000	950,315
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.: - continued
5.75% 6/15/15	$ 3,253,000	$ 3,415,650
7.75% 11/10/14	8,459,000	9,199,163
UnionBanCal Corp. 5.25% 12/16/13	925,000	974,194
Wachovia Bank NA:
4.875% 2/1/15	1,893,000	2,015,399
5.85% 2/1/37	7,795,000	8,912,195
Wachovia Corp.:
4.875% 2/15/14	734,000	770,021
5.625% 10/15/16	14,742,000	16,528,789
5.75% 6/15/17	2,050,000	2,378,480
5.75% 2/1/18	4,000,000	4,635,296
Wells Fargo & Co.:
3.625% 4/15/15	8,996,000	9,555,857
3.676% 6/15/16	26,564,000	28,170,644
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	5,390,289
		335,893,468
Consumer Finance - 0.6%
Discover Financial Services:
5.2% 4/27/22	16,852,000	17,895,526
6.45% 6/12/17	16,773,000	19,097,033
General Electric Capital Corp.:
2.25% 11/9/15	18,930,000	19,181,523
2.95% 5/9/16	5,375,000	5,543,872
3.5% 6/29/15	5,553,000	5,832,016
4.625% 1/7/21	16,818,000	18,380,258
5.625% 9/15/17	3,505,000	4,005,626
5.625% 5/1/18	10,000,000	11,368,940
6% 8/7/19	22,000,000	25,841,728
HSBC Finance Corp. 5.9% 6/19/12	11,627,000	11,648,219
SLM Corp. 5.375% 1/15/13	2,851,000	2,898,903
		141,693,644
Diversified Financial Services - 2.1%
Bank of America Corp.:
3.875% 3/22/17	10,761,000	10,729,277
5.65% 5/1/18	16,400,000	17,089,850
5.7% 1/24/22	12,810,000	13,619,144
5.75% 12/1/17	32,792,000	34,131,881
5.875% 1/5/21	5,000,000	5,223,995
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
6.5% 8/1/16	$ 11,950,000	$ 12,943,654
BP Capital Markets PLC:
3.625% 5/8/14	1,176,000	1,231,111
4.5% 10/1/20	11,831,000	13,230,619
4.742% 3/11/21	12,000,000	13,659,912
Capital One Capital V 10.25% 8/15/39	22,477,000	23,263,695
Citigroup, Inc.:
3.953% 6/15/16	21,787,000	22,144,743
4.5% 1/14/22	9,963,000	10,228,255
4.75% 5/19/15	40,390,000	42,085,936
5.875% 1/30/42	36,395,000	38,838,233
6.125% 5/15/18	31,485,000	34,277,216
6.5% 8/19/13	20,989,000	22,033,895
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	21,832,773
JPMorgan Chase & Co.:
3.15% 7/5/16	25,000,000	25,497,900
4.25% 10/15/20	30,000,000	31,132,410
4.35% 8/15/21	52,137,000	54,465,803
4.5% 1/24/22	26,587,000	28,385,690
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,345,317
5.15% 3/15/20	11,097,000	12,765,534
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(e)	2,103,000	2,099,858
		501,256,701
Insurance - 1.5%
Allstate Corp. 6.2% 5/16/14	7,894,000	8,724,717
American International Group, Inc. 4.875% 9/15/16	15,786,000	16,652,178
Aon Corp.:
3.125% 5/27/16	20,350,000	21,156,186
3.5% 9/30/15	6,878,000	7,190,007
5% 9/30/20	5,687,000	6,455,934
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,245,425
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	7,703,000	7,770,825
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	11,133,000	11,077,335
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	22,972,000	23,424,457
5.375% 3/15/17	546,000	580,225
6.625% 4/15/42	16,567,000	17,269,143
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	$ 23,174,000	$ 23,901,710
6.5% 3/15/35 (c)	2,797,000	2,970,201
6.7% 8/15/16 (c)	6,494,000	7,222,166
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,492,953
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	11,809,000	13,181,560
MetLife, Inc.:
4.75% 2/8/21	6,004,000	6,622,490
5% 6/15/15	813,000	891,897
6.75% 6/1/16	9,220,000	10,851,479
Metropolitan Life Global Funding I:
5.125% 4/10/13 (c)	5,256,000	5,443,991
5.125% 6/10/14 (c)	8,554,000	9,208,321
Monumental Global Funding III 5.5% 4/22/13 (c)	3,073,000	3,182,635
New York Life Global Funding 4.65% 5/9/13 (c)	3,983,000	4,118,514
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	10,230,000	12,853,105
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	9,078,000	11,815,816
Pacific LifeCorp 6% 2/10/20 (c)	5,371,000	5,992,247
Prudential Financial, Inc.:
3.625% 9/17/12	13,500,000	13,605,408
4.5% 11/16/21	12,469,000	13,176,429
4.75% 9/17/15	13,500,000	14,607,459
5.15% 1/15/13	3,765,000	3,859,234
5.8% 11/16/41	16,300,000	17,388,384
6.2% 11/15/40	7,705,000	8,574,902
7.375% 6/15/19	3,820,000	4,663,215
Symetra Financial Corp. 6.125% 4/1/16 (c)	11,250,000	11,530,384
Unum Group:
5.625% 9/15/20	18,528,000	20,261,850
7.125% 9/30/16	1,654,000	1,898,602
		368,861,384
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	6,540,000	6,733,597
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,198,161
5.375% 4/15/14	2,899,000	3,085,252
6.125% 11/1/12	2,564,000	2,618,300
Boston Properties, Inc. 3.85% 2/1/23 (d)	16,469,000	16,432,604
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
BRE Properties, Inc. 5.5% 3/15/17	$ 1,861,000	$ 2,063,767
Camden Property Trust:
5.375% 12/15/13	5,530,000	5,825,197
5.875% 11/30/12	1,067,000	1,091,546
Developers Diversified Realty Corp.:
4.75% 4/15/18	17,321,000	17,863,234
5.375% 10/15/12	10,023,000	10,086,696
7.5% 4/1/17	9,638,000	11,070,554
Duke Realty LP:
4.625% 5/15/13	1,515,000	1,552,193
5.875% 8/15/12	837,000	844,145
Equity One, Inc.:
5.375% 10/15/15	2,580,000	2,745,675
6% 9/15/17	3,467,000	3,784,771
6.25% 12/15/14	9,619,000	10,348,659
6.25% 1/15/17	2,204,000	2,391,311
Equity Residential 5.125% 3/15/16	8,850,000	9,775,719
Federal Realty Investment Trust:
5.4% 12/1/13	3,666,000	3,849,821
5.9% 4/1/20	3,969,000	4,525,319
6% 7/15/12	5,468,000	5,493,858
6.2% 1/15/17	1,491,000	1,683,196
HRPT Properties Trust:
5.75% 11/1/15	4,573,000	4,771,395
6.25% 6/15/17	861,000	925,628
6.65% 1/15/18	3,483,000	3,780,065
UDR, Inc. 5.5% 4/1/14	17,798,000	18,819,196
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,654,996
Washington (REIT) 5.25% 1/15/14	907,000	944,278
		159,959,133
Real Estate Management & Development - 1.7%
AMB Property LP:
5.9% 8/15/13	5,754,000	5,978,688
6.3% 6/1/13	4,012,000	4,157,303
BioMed Realty LP:
3.85% 4/15/16	19,180,000	19,676,609
6.125% 4/15/20	5,563,000	6,353,324
Brandywine Operating Partnership LP 5.7% 5/1/17	6,890,000	7,355,537
Colonial Properties Trust:
5.5% 10/1/15	12,454,000	13,148,858
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Properties Trust: - continued
6.875% 8/15/12	$ 4,824,000	$ 4,861,796
Colonial Realty LP 6.05% 9/1/16	3,862,000	4,189,227
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	7,923,825
5.25% 3/15/21	10,656,000	11,372,882
Duke Realty LP:
5.4% 8/15/14	6,754,000	7,171,532
5.5% 3/1/16	10,207,000	11,053,017
5.95% 2/15/17	9,023,000	10,082,778
6.25% 5/15/13	9,569,000	9,903,637
6.5% 1/15/18	12,019,000	13,767,176
6.75% 3/15/20	1,066,000	1,266,482
8.25% 8/15/19	5,060,000	6,277,998
ERP Operating LP:
4.625% 12/15/21	41,736,000	45,533,100
4.75% 7/15/20	31,427,000	34,741,260
5.375% 8/1/16	4,428,000	4,956,708
5.5% 10/1/12	5,487,000	5,571,582
5.75% 6/15/17	24,188,000	27,989,193
Liberty Property LP:
4.75% 10/1/20	17,245,000	18,353,957
5.125% 3/2/15	1,706,000	1,815,708
5.5% 12/15/16	4,865,000	5,367,199
6.375% 8/15/12	4,758,000	4,798,281
6.625% 10/1/17	12,549,000	14,561,671
Mack-Cali Realty LP:
4.5% 4/18/22	7,126,000	7,403,850
7.75% 8/15/19	1,973,000	2,421,731
Post Apartment Homes LP 6.3% 6/1/13	7,452,000	7,752,442
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	9,526,000	9,730,247
5.5% 1/15/14 (c)	4,958,000	5,061,969
5.7% 4/15/17 (c)	2,366,000	2,441,468
Reckson Operating Partnership LP 6% 3/31/16	1,066,000	1,134,599
Regency Centers LP:
4.95% 4/15/14	427,000	445,134
5.25% 8/1/15	1,490,000	1,596,757
5.875% 6/15/17	789,000	888,557
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
2.8% 1/30/17	$ 4,731,000	$ 4,870,115
4.125% 12/1/21	13,242,000	14,384,427
4.2% 2/1/15	5,265,000	5,614,085
5.1% 6/15/15	6,421,000	7,033,088
Tanger Properties LP:
6.125% 6/1/20	24,577,000	28,354,264
6.15% 11/15/15	9,801,000	10,896,311
		418,258,372
TOTAL FINANCIALS		2,281,112,047
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	23,000,000	23,791,959
Celgene Corp. 2.45% 10/15/15	1,728,000	1,767,412
		25,559,371
Health Care Providers & Services - 0.4%
Aristotle Holding, Inc. 4.75% 11/15/21 (c)	31,840,000	35,124,519
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,399,940
6.3% 8/15/14	2,529,000	2,760,335
Express Scripts, Inc.:
3.125% 5/15/16	19,250,000	20,058,385
5.25% 6/15/12	8,958,000	8,968,499
6.25% 6/15/14	3,291,000	3,602,325
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,419,289
4.125% 9/15/20	11,062,000	11,925,732
		87,259,024
Pharmaceuticals - 0.0%
Pfizer, Inc. 6.2% 3/15/19	10,000,000	12,627,710
Watson Pharmaceuticals, Inc. 5% 8/15/14	2,028,000	2,161,718
		14,789,428
TOTAL HEALTH CARE		127,607,823
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	$ 1,610,000	$ 1,699,371
6.375% 6/1/19 (c)	9,485,000	11,181,961
United Technologies Corp.:
3.1% 6/1/22	24,308,000	25,262,429
4.5% 6/1/42	24,308,000	26,122,130
		64,265,891
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	965,774	1,035,792
6.648% 3/15/19	3,126,464	3,318,116
6.795% 2/2/20	357,652	354,076
6.9% 7/2/19	959,038	1,025,020
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	3,774,849	3,925,842
8.36% 1/20/19	8,143,218	8,550,379
		18,209,225
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	8,512,000	9,931,274
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (e)	2,599,000	2,715,955
TOTAL INDUSTRIALS		95,122,345
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	8,642,000	9,266,678
6% 10/1/12	5,409,000	5,501,802
6.55% 10/1/17	3,075,000	3,691,531
		18,460,011
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	1,037,000	1,101,029
4.5% 5/15/21	7,383,000	7,618,865
		8,719,894
TOTAL INFORMATION TECHNOLOGY		27,179,905
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.6%
Chemicals - 0.3%
Dow Chemical Co.:
4.125% 11/15/21	$ 19,768,000	$ 20,764,228
4.25% 11/15/20	10,672,000	11,357,025
5.25% 11/15/41	6,786,000	7,319,916
7.6% 5/15/14	27,938,000	31,222,447
		70,663,616
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,815,147
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (c)	9,430,000	10,705,643
ArcelorMittal SA 3.75% 3/1/16	1,843,000	1,833,842
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	22,911,000	23,916,793
6.375% 11/30/12 (c)	2,818,000	2,882,665
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	22,007,722
6.25% 1/23/17	3,240,000	3,653,032
		64,999,697
TOTAL MATERIALS		138,478,460
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
5.35% 9/1/40	8,247,000	9,322,145
5.55% 8/15/41	30,000,000	35,268,540
6.3% 1/15/38	40,737,000	50,544,555
6.8% 5/15/36	7,223,000	9,355,439
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,658,000	4,731,971
CenturyLink, Inc.:
6.15% 9/15/19	7,618,000	7,994,695
6.45% 6/15/21	17,439,000	18,077,808
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,299,000	4,543,789
Embarq Corp. 7.995% 6/1/36	7,935,000	8,147,864
Telefonica Emisiones SAU:
5.134% 4/27/20	1,471,000	1,300,832
5.462% 2/16/21	12,361,000	11,047,533
5.855% 2/4/13	1,120,000	1,124,947
6.421% 6/20/16	753,000	740,123
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
5.25% 4/15/13	$ 3,032,000	$ 3,151,358
6.1% 4/15/18	23,353,000	28,389,331
6.35% 4/1/19	7,155,000	8,964,414
6.9% 4/15/38	18,370,000	25,076,850
		227,782,194
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV:
2.375% 9/8/16	29,726,000	30,005,989
3.625% 3/30/15	2,060,000	2,183,427
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	8,464,000	8,454,233
5.875% 10/1/19	16,408,000	18,939,377
6.35% 3/15/40	5,301,000	6,082,129
Vodafone Group PLC 5% 12/16/13	3,204,000	3,402,924
		69,068,079
TOTAL TELECOMMUNICATION SERVICES		296,850,273
UTILITIES - 2.0%
Electric Utilities - 1.1%
Alabama Power Co. 3.375% 10/1/20	8,620,000	9,284,154
Ameren Illinois Co. 6.125% 11/15/17	289,000	339,407
AmerenUE 6.4% 6/15/17	5,870,000	7,111,429
Cleveland Electric Illuminating Co. 5.65% 12/15/13	10,449,000	11,098,865
Duke Capital LLC 5.668% 8/15/14	8,362,000	9,055,394
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	14,630,000	16,353,414
6.4% 9/15/20 (c)	26,489,000	30,098,126
Edison International 3.75% 9/15/17	9,811,000	10,382,667
Enel Finance International SA 5.7% 1/15/13 (c)	581,000	590,332
FirstEnergy Corp. 7.375% 11/15/31	26,676,000	34,039,110
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,098,000	3,316,087
6.05% 8/15/21	14,527,000	16,240,881
Florida Power Corp. 5.65% 6/15/18	2,323,000	2,815,146
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,351,059
3.75% 11/15/20	2,232,000	2,327,219
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co.:
6.5% 5/15/18	$ 15,159,000	$ 18,665,883
6.5% 8/1/18	1,094,000	1,355,430
Pacific Gas & Electric Co. 3.25% 9/15/21	3,308,000	3,495,352
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,552,041
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,709,301
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	46,169,768
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	4,711,747
Sierra Pacific Power Co. 5.45% 9/1/13	2,177,000	2,292,725
Tampa Electric Co. 4.1% 6/15/42	4,219,000	4,207,356
		261,562,893
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,827,000	3,259,319
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,196,581
		10,455,900
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,506,364
6.3% 7/15/13	5,310,000	5,615,245
6.5% 5/1/18	6,905,000	7,996,487
PSEG Power LLC 2.75% 9/15/16	5,204,000	5,382,227
		21,500,323
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	5,881,000	7,619,488
Dominion Resources, Inc.:
2.7697% 9/30/66 (e)	33,906,000	30,158,370
7.5% 6/30/66 (e)	7,991,000	8,470,460
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,690,000	3,752,047
National Grid PLC 6.3% 8/1/16	17,348,000	20,110,860
NiSource Finance Corp.:
4.45% 12/1/21	8,962,000	9,469,850
5.25% 9/15/17	590,000	660,069
5.4% 7/15/14	3,094,000	3,353,485
5.45% 9/15/20	1,330,000	1,512,864
5.8% 2/1/42	11,523,000	13,128,477
5.95% 6/15/41	21,763,000	25,265,167
6.4% 3/15/18	9,293,000	10,950,676
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.8% 1/15/19	$ 6,774,000	$ 8,185,031
Sempra Energy 2.3% 4/1/17	24,264,000	24,921,336
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	13,102,000	13,429,550
		180,987,730
TOTAL UTILITIES		474,506,846
TOTAL NONCONVERTIBLE BONDS (Cost $4,363,536,316)		4,869,527,216
U.S. Government and Government Agency Obligations - 33.8%

U.S. Government Agency Obligations - 0.3%
Fannie Mae:
0.5% 7/2/15	10,372,000	10,347,035
5.375% 6/12/17	21,675,000	26,329,424
Freddie Mac 1.75% 9/10/15	38,164,000	39,558,589
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		76,235,048
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	6,918,111	10,031,956
2.125% 2/15/41	255,157,932	371,943,222
2.5% 1/15/29	48,456,464	68,518,394
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		450,493,572
U.S. Treasury Obligations - 31.6%
U.S. Treasury Bonds:
3.125% 2/15/42	34,891,000	38,303,758
4.375% 5/15/41	791,207,000	1,079,008,546
U.S. Treasury Notes:
0.125% 12/31/13	42,978,000	42,885,683
0.25% 1/31/14	242,782,000	242,744,126
0.25% 9/15/14	44,111,000	44,066,183
0.375% 3/15/15	800,800,000	801,487,887
0.5% 8/15/14	224,959,000	225,978,289
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 7/15/14	$ 764,682,000	$ 769,998,834
0.75% 6/15/14	60,680,000	61,248,875
0.875% 11/30/16	23,685,000	23,986,605
0.875% 4/30/17	811,224,000	820,160,444
1% 3/31/17	133,206,000	135,495,545
1.125% 5/31/19	256,977,000	258,783,805
1.375% 11/30/15	5,000	5,158
1.875% 10/31/17	100,143,000	106,002,968
2% 2/15/22	1,356,476,000	1,412,642,243
2.375% 8/31/14	100,000,000	104,625,000
2.375% 2/28/15	205,375,000	216,670,625
2.625% 7/31/14	304,537,000	319,787,604
2.625% 12/31/14	587,750,000	622,463,691
3.125% 4/30/17	118,350,000	132,330,094
3.25% 3/31/17	119,160,000	133,784,983
TOTAL U.S. TREASURY OBLIGATIONS		7,592,460,946
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,640,511,497)		8,119,189,566
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 5.8%
2.066% 10/1/33 (e)	137,006	143,814
2.115% 10/1/35 (e)	166,229	173,074
2.15% 3/1/35 (e)	104,611	110,402
2.235% 2/1/33 (e)	127,265	133,603
2.239% 10/1/33 (e)	59,797	62,832
2.242% 12/1/34 (e)	117,407	123,125
2.257% 7/1/35 (e)	57,266	60,324
2.301% 7/1/34 (e)	83,506	88,543
2.303% 6/1/36 (e)	224,675	240,659
2.332% 3/1/35 (e)	68,980	72,687
2.424% 10/1/33 (e)	107,230	113,357
2.425% 3/1/35 (e)	17,343	17,960
2.434% 12/1/33 (e)	3,816,938	4,023,133
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.564% 11/1/36 (e)	$ 772,608	$ 827,897
2.601% 5/1/35 (e)	273,978	291,563
2.633% 7/1/37 (e)	568,698	609,395
2.678% 7/1/35 (e)	298,114	318,736
2.781% 9/1/36 (e)	1,169,258	1,252,932
3% 11/1/25 to 6/1/27	70,499,988	73,879,608
3% 6/1/27 (d)	39,900,000	41,783,005
3% 6/1/27 (d)	7,600,000	7,958,668
3.5% 12/1/40 to 3/1/42	12,552,538	13,298,533
3.5% 6/1/42 (d)	6,300,000	6,617,025
3.5% 6/1/42	16,000,000	16,805,142
4% 9/1/26 to 4/1/42	202,298,425	217,368,351
4% 10/1/41	10,782,968	11,590,070
4% 10/1/41	247,248	265,755
4% 6/1/42	1,000,000	1,065,318
4.5% 6/1/18 to 11/1/41	303,134,594	328,440,753
4.5% 6/13/42 (d)	17,000,000	18,240,125
4.5% 6/13/42 (d)	17,000,000	18,240,125
4.5% 6/13/42 (d)	36,300,000	38,948,031
5% 5/1/23 to 6/1/40	147,095,921	159,639,734
5.5% 9/1/17 to 3/1/40	178,038,492	195,002,531
6% 3/1/22 to 7/1/41	216,432,309	238,682,048
6.5% 4/1/13 to 1/1/36	690,757	746,596
7% 9/1/12 to 6/1/33	261,172	296,474
7.5% 8/1/13 to 8/1/29	256,512	296,309
8.5% 5/1/21 to 9/1/25	13,229	15,305
9.5% 2/1/25	1,116	1,186
10.5% 8/1/20	3,513	4,135
12.5% 12/1/13 to 4/1/15	1,268	1,373
TOTAL FANNIE MAE		1,397,850,236
Freddie Mac - 2.1%
2.188% 3/1/36 (e)	172,282	181,196
2.301% 4/1/35 (e)	1,107,424	1,175,270
2.374% 1/1/35 (e)	94,047	99,203
3.028% 11/1/35 (e)	335,322	353,033
3.135% 3/1/33 (e)	22,227	23,644
3.342% 10/1/35 (e)	318,285	341,062
3.5% 4/1/32 to 5/1/42	33,873,892	35,754,955
4% 6/1/24 to 4/1/42	45,892,486	48,831,581
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4% 9/1/41	$ 2,799,963	$ 3,000,570
4% 6/1/42 (d)	64,000,000	67,940,378
4.5% 7/1/25 to 10/1/41	130,727,148	140,549,806
4.5% 6/1/42 (d)	700,000	747,673
5% 3/1/19 to 9/1/40	86,880,650	94,076,814
5.5% 9/1/34 to 5/1/40	86,894,706	94,330,694
6% 7/1/37 to 8/1/37	3,546,330	3,904,768
7.5% 6/1/12 to 1/1/33	74,915	86,754
8.5% 9/1/24 to 8/1/27	15,241	18,162
11.5% 10/1/15	541	577
TOTAL FREDDIE MAC		491,416,140
Ginnie Mae - 2.0%
3.5% 1/15/42 to 4/15/42	51,909,254	55,504,837
3.5% 6/1/42 (d)	43,000,000	45,926,399
4% 1/15/25 to 12/15/41	97,096,046	106,079,073
4% 7/15/41	30,127	33,130
4% 6/1/42 (d)	1,900,000	2,076,652
4% 6/1/42 (d)	36,700,000	40,072,029
4.5% 5/15/39 to 4/15/41	103,635,301	114,179,362
5% 3/15/39 to 9/15/41	81,980,596	91,063,951
5.5% 12/20/28 to 7/20/37	4,290,791	4,763,031
6% 6/15/36 to 9/20/38	13,442,190	15,081,978
7% 1/15/28 to 11/15/32	2,245,669	2,594,661
7.5% 3/15/28 to 10/15/28	3,983	4,632
8% 7/15/17 to 11/15/17	436,448	471,208
8.5% 10/15/21	11,709	13,532
11% 7/20/19 to 8/20/19	906	1,021
TOTAL GINNIE MAE		477,865,496
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,325,783,919)		2,367,131,872
Asset-Backed Securities - 2.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7088% 4/25/35 (e)	934,480	493,253
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8888% 3/25/34 (e)	382,933	313,325
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2 Class M2, 0.6888% 4/25/35 (e)	$ 80,833	$ 78,513
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (e)	549,000	5,490
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(e)	7,316,000	109,740
Airspeed Ltd. Series 2007-1A Class C1, 2.7388% 6/15/32 (c)(e)	4,136,835	2,130,470
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	761,296	762,733
Class A4, 3% 10/15/15 (c)	9,105,000	9,213,268
Series 2010-5 Class A4, 1.75% 3/15/16	7,090,000	7,229,286
Series 2011-1 Class A4, 2.23% 3/15/16	31,910,000	32,878,759
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	13,770,000	13,963,906
Series 2011-1 Class A2, 2.15% 1/15/16	14,883,000	15,146,928
Series 2011-3 Class A2, 1.81% 5/15/16	15,410,000	15,609,815
Series 2012-1 Class A2, 1.44% 2/15/17	23,330,000	23,429,677
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	13,060,000	13,135,572
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9388% 12/25/33 (e)	66,168	50,578
Series 2004-R2 Class M3, 0.7888% 4/25/34 (e)	109,017	32,612
Series 2005-R2 Class M1, 0.6888% 4/25/35 (e)	1,743,000	1,539,433
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (e)	40,480	28,945
Series 2004-W11 Class M2, 0.9388% 11/25/34 (e)	457,000	323,200
Series 2004-W7 Class M1, 0.7888% 5/25/34 (e)	1,310,000	938,368
Series 2006-W4 Class A2C, 0.3988% 5/25/36 (e)	1,073,600	255,179
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0638% 4/25/34 (e)	2,050,381	1,576,461
Series 2006-HE2 Class M1, 0.6088% 3/25/36 (e)	79,341	747
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.0682% 4/4/17 (b)(c)(e)	6,174,000	1
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	21,835,920	22,066,088
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3638% 2/25/35 (e)	1,257,000	734,357
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	10,025,463	10,030,770
Series 2011-1 Class A4, 1.4% 8/20/14	20,280,000	20,379,319
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	$ 13,676,000	$ 14,190,271
Capital Trust Ltd. Series 2004-1 Class A2, 0.6898% 7/20/39 (c)(e)	70,637	55,803
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	15,090,000	15,173,485
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3788% 12/25/36 (e)	1,471,000	532,087
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	7,400,000	7,529,983
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	19,252,793	19,263,393
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	48,200,000	48,662,469
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3588% 9/25/37 (e)	176,791	173,564
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,245,451	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2088% 4/25/34 (e)	131,909	47,437
Series 2004-4 Class M2, 1.0338% 6/25/34 (e)	496,195	223,534
Series 2005-3 Class MV1, 0.6588% 8/25/35 (e)	12,340	12,271
Fannie Mae Series 2004-T5 Class AB3, 0.6889% 5/28/35 (e)	31,732	19,855
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4138% 8/25/34 (e)	160,000	78,973
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0638% 3/25/34 (e)	19,043	9,424
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	952,623	955,050
Class A4, 2.98% 8/15/14	5,800,000	5,891,413
Series 2010-B Class A3, 0.98% 10/15/14	9,028,983	9,049,043
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	14,820,000	14,926,763
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9738% 1/25/35 (e)	801,000	247,925
Class M4, 1.2588% 1/25/35 (e)	296,000	44,380
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (c)(e)	2,392,000	837,200
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,052,345	1,010,251
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (c)(e)	171,495	160,911
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust: - continued
Series 2006-2A:
Class A, 0.4188% 11/15/34 (c)(e)	$ 1,655,204	$ 1,435,528
Class B, 0.5188% 11/15/34 (c)(e)	598,415	412,565
Class C, 0.6188% 11/15/34 (c)(e)	992,604	563,909
Class D, 0.9888% 11/15/34 (c)(e)	377,332	115,851
GSAMP Trust Series 2004-AR1 Class B4, 3.621% 6/25/34 (c)(e)	384,545	119,707
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7888% 9/25/46 (c)(e)	1,162,731	1,100,874
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5588% 8/25/33 (e)	335,004	225,818
Series 2003-3 Class M1, 1.5288% 8/25/33 (e)	577,439	410,153
Series 2003-5 Class A2, 0.9388% 12/25/33 (e)	27,804	21,965
Series 2006-1 Class 2A3, 0.4638% 4/25/36 (e)	164,896	164,126
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	360,189	360,547
Series 2011-1 Class A4, 1.8% 4/17/17	10,400,000	10,579,638
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4288% 1/25/37 (e)	1,292,000	450,540
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	760,535	761,705
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	8,830,000	9,013,371
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5388% 7/25/36 (e)	178,000	3,564
Series 2007-CH1 Class AV4, 0.3688% 11/25/36 (e)	1,255,000	1,141,811
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8032% 12/27/29 (e)	470,736	418,275
Series 2006-A Class 2C, 1.6232% 3/27/42 (e)	2,867,000	135,525
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	13,276	13,414
Class C, 5.691% 10/20/28 (c)	5,923	5,962
Class D, 6.01% 10/20/28 (c)	70,874	71,103
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5388% 5/25/37 (e)	641,000	8,410
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (c)	38,910,000	38,999,629
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9888% 7/25/34 (e)	143,541	86,906
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2138% 7/25/34 (e)	465,014	343,629
Series 2006-FM1 Class A2B, 0.3488% 4/25/37 (e)	1,359,726	1,035,512
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.4988% 6/25/35 (e)	$ 2,452,234	$ 1,745,425
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5788% 8/25/34 (e)	48,462	35,913
Series 2005-NC1 Class M1, 0.6788% 1/25/35 (e)	326,000	204,537
Series 2005-NC2 Class B1, 1.4088% 3/25/35 (e)	339,222	40,907
Series 2007-HE2 Class M1, 0.4888% 1/25/37 (e)	38,816	60
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (g)	10,188,500	458,483
Series 2006-4 Class D, 1.3388% 5/25/32 (e)	2,193,000	2,218
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	29,457,235	260,131
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7488% 9/25/35 (e)	1,164,000	496,954
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	8,720,000	8,791,792
Series 2011-A Class A4, 1.94% 9/15/17	21,550,000	22,099,301
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.71% 5/15/17 (e)	20,000,000	19,999,740
Ocala Funding LLC:
Series 2005-1A Class A, 1.7398% 3/20/10 (b)(c)(e)	317,000	0
Series 2006-1A Class A, 1.6398% 3/20/11 (b)(c)(e)	962,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (e)	3,042	3,034
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (e)	39,807	39,203
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4888% 9/25/34 (e)	435,000	183,792
Class M4, 1.6888% 9/25/34 (e)	558,000	117,765
Series 2005-WCH1 Class M4, 1.0688% 1/25/36 (e)	1,245,000	613,418
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (e)	4,173	3,441
Santander Drive Auto Receivables Trust Series 2012-2 Class A3, 1.22% 12/15/15	18,360,000	18,366,400
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0338% 3/25/35 (e)	1,072,015	785,724
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (c)(e)	390,497	381,426
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4237% 6/15/33 (e)	1,043,000	386,189
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	571,164	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9638% 9/25/34 (e)	35,114	11,351
Asset-Backed Securities - continued
	Principal Amount	Value
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	$ 458,659	$ 471,059
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (e)	115,176	83,688
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0292% 4/6/42 (c)(e)	2,360,563	29,507
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	749,203	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	6,399	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2657% 10/25/44 (c)(e)	1,459,789	846,677
TOTAL ASSET-BACKED SECURITIES (Cost $466,779,740)		476,010,450
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9269% 10/25/36 (c)(e)(g)	18,237,442	723,707
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (c)	7,765,243	7,754,878
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7988% 1/25/35 (e)	1,564,763	1,240,749
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,937,000	777,990
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (c)(e)	14,441	14,434
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (e)	577,995	521,649
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3398% 12/20/54 (e)	178,650	103,617
Series 2006-1A:
Class A5, 0.3798% 12/20/54 (c)(e)	25,253,987	24,084,728
Class C2, 1.4398% 12/20/54 (c)(e)	5,526,000	3,205,080
Series 2006-2 Class C1, 1.1798% 12/20/54 (e)	4,563,000	2,646,540
Series 2006-3 Class C2, 0.7398% 12/20/54 (e)	922,000	534,760
Series 2006-4:
Class B1, 0.4198% 12/20/54 (e)	3,812,000	3,202,080
Class C1, 0.9998% 12/20/54 (e)	2,331,000	1,351,980
Class M1, 0.5798% 12/20/54 (e)	1,006,000	749,470
Series 2007-1:
Class 1C1, 0.8398% 12/20/54 (e)	1,847,000	1,071,260
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1M1, 0.5398% 12/20/54 (e)	$ 1,238,000	$ 922,310
Class 2C1, 1.1998% 12/20/54 (e)	842,000	488,360
Class 2M1, 0.7398% 12/20/54 (e)	1,589,000	1,183,805
Series 2007-2 Class 2C1, 1.0988% 12/17/54 (e)	2,199,000	1,275,420
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9157% 1/20/44 (e)	365,737	257,827
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	2,829,840	2,940,971
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.7693% 8/25/36 (e)	991,735	747,288
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	881,634
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (e)	672,699	417,279
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (e)	1,204,972	809,749
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5288% 7/25/35 (e)	1,635,594	1,288,743
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5888% 7/10/35 (c)(e)	1,011,336	822,685
Class B6, 3.0888% 7/10/35 (c)(e)	944,778	757,774
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6888% 6/25/33 (c)(e)	215,935	202,609
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	245,000	84,095
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (e)	28,506	20,755
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3146% 4/25/33 (e)	187,697	171,516
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (e)	2,763,000	2,205,066
WaMu Mortgage pass-thru certificates Series 2005-AR14 Class 1A1, 2.4572% 12/25/35 (e)	839,590	824,312
TOTAL PRIVATE SPONSOR		64,285,120
U.S. Government Agency - 0.0%
Fannie Mae:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	123,306	132,510
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	$ 411,212	$ 439,836
Series 2004-86 Class KC, 4.5% 5/25/19	265,461	273,966
Freddie Mac planned amortization class:
Series 2356 Class GD, 6% 9/15/16	421,729	448,995
Series 2363 Class PF, 6% 9/15/16	548,989	580,987
Series 2425 Class JH, 6% 3/15/17	436,536	471,037
TOTAL U.S. GOVERNMENT AGENCY		2,347,331
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,192,345)		66,632,451
Commercial Mortgage Securities - 4.8%

Asset Securitization Corp. Series 1997-D5:
Class A3, 7.2034% 2/14/43 (e)	467,544	468,160
Class A6, 7.5234% 2/14/43 (e)	2,029,000	2,042,511
Class PS1, 1.4221% 2/14/43 (e)(g)	2,679,904	33,595
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9026% 5/10/45 (e)	1,556,302	1,642,052
Series 2006-5:
Class A2, 5.317% 9/10/47	6,771,346	6,776,295
Class A3, 5.39% 9/10/47	2,418,000	2,531,743
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,698,834
Series 2007-4 Class A3, 5.9835% 2/10/51 (e)	1,729,000	1,801,808
Series 2006-6 Class E, 5.619% 10/10/45 (c)	1,002,000	78,852
Series 2007-3:
Class A3, 5.8366% 6/10/49 (e)	2,896,000	2,967,007
Class A4, 5.8366% 6/10/49 (e)	3,615,000	4,028,520
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	4,258,529
Series 2004-2:
Class A3, 4.05% 11/10/38	211,597	213,406
Class A4, 4.153% 11/10/38	2,199,000	2,256,392
Series 2005-1 Class A3, 4.877% 11/10/42	653,182	652,661
Series 2001-3 Class H, 6.562% 4/11/37 (c)	969,000	967,519
Series 2001-PB1 Class K, 6.15% 5/11/35 (c)	306,890	306,751
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	5,387,000	5,628,682
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater:
2006-BIX1 Class J, 0.8188% 10/15/19 (c)(e)	$ 3,566,622	$ 2,781,965
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (c)(e)	745,000	730,174
Class D, 0.5988% 3/15/22 (c)(e)	754,000	733,340
Class E, 0.6388% 3/15/22 (c)(e)	623,000	605,306
Class F, 0.7088% 3/15/22 (c)(e)	502,000	486,990
Class G, 0.7688% 3/15/22 (c)(e)	5,066,000	4,762,542
Class H, 1.0188% 3/15/22 (c)(e)	8,850,000	8,187,126
Series 2006-BIX1:
Class D, 0.4488% 10/15/19 (c)(e)	754,726	739,631
Class E, 0.4788% 10/15/19 (c)(e)	1,261,000	1,204,255
Class F, 0.5488% 10/15/19 (c)(e)	2,713,000	2,577,350
Class G, 0.5688% 10/15/19 (c)(e)	3,234,000	3,039,960
Class H, 0.6088% 10/15/19 (c)(e)	6,167,000	5,488,630
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0888% 12/25/33 (c)(e)	34,412	24,793
Series 2004-1:
Class A, 0.5988% 4/25/34 (c)(e)	934,398	771,105
Class B, 2.1388% 4/25/34 (c)(e)	102,202	59,582
Class M1, 0.7988% 4/25/34 (c)(e)	81,727	58,032
Class M2, 1.4388% 4/25/34 (c)(e)	75,654	53,095
Series 2005-2A:
Class A1, 0.5488% 8/25/35 (c)(e)	1,348,445	930,983
Class M1, 0.6688% 8/25/35 (c)(e)	63,575	32,748
Class M2, 0.7188% 8/25/35 (c)(e)	104,755	47,285
Class M3, 0.7388% 8/25/35 (c)(e)	58,157	22,856
Series 2005-3A:
Class A2, 0.6388% 11/25/35 (c)(e)	477,556	301,050
Class M2, 0.7288% 11/25/35 (c)(e)	47,132	25,571
Class M3, 0.7488% 11/25/35 (c)(e)	42,458	22,067
Class M4, 0.8388% 11/25/35 (c)(e)	52,586	25,050
Series 2005-4A:
Class A2, 0.6288% 1/25/36 (c)(e)	1,055,687	732,677
Class B1, 1.6388% 1/25/36 (c)(e)	61,520	8,558
Class M1, 0.6888% 1/25/36 (c)(e)	340,412	148,863
Class M2, 0.7088% 1/25/36 (c)(e)	68,903	26,980
Class M3, 0.7388% 1/25/36 (c)(e)	149,289	52,684
Class M4, 0.8488% 1/25/36 (c)(e)	55,778	17,369
Class M5, 0.8888% 1/25/36 (c)(e)	55,778	15,037
Class M6, 0.9388% 1/25/36 (c)(e)	59,059	10,848
Series 2006-1 Class A2, 0.5988% 4/25/36 (c)(e)	165,405	106,702
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class A1, 0.4688% 7/25/36 (c)(e)	$ 3,172,048	$ 2,141,043
Class A2, 0.5188% 7/25/36 (c)(e)	146,111	97,087
Class B3, 2.9388% 7/25/36 (c)(e)	45,755	1,617
Class M1, 0.5488% 7/25/36 (c)(e)	153,326	62,249
Class M2, 0.5688% 7/25/36 (c)(e)	73,055	26,017
Class M3, 0.5888% 7/25/36 (c)(e)	60,880	18,942
Class M5, 0.7088% 7/25/36 (c)(e)	50,507	8,963
Class M6, 0.7788% 7/25/36 (c)(e)	75,310	9,622
Series 2006-3A:
Class B1, 1.0388% 10/25/36 (c)(e)	29,294	341
Class M4, 0.6688% 10/25/36 (c)(e)	81,033	6,865
Class M5, 0.7188% 10/25/36 (c)(e)	96,888	5,685
Class M6, 0.7988% 10/25/36 (c)(e)	281,007	9,060
Series 2006-4A:
Class A1, 0.4688% 12/25/36 (c)(e)	632,600	409,515
Class A2, 0.5088% 12/25/36 (c)(e)	3,341,946	1,476,211
Class B1, 0.9388% 12/25/36 (c)(e)	17,410	679
Class B2, 1.4888% 12/25/36 (c)(e)	6,334	175
Class M1, 0.5288% 12/25/36 (c)(e)	153,786	42,408
Class M2, 0.5488% 12/25/36 (c)(e)	102,137	19,986
Class M3, 0.5788% 12/25/36 (c)(e)	103,878	13,951
Class M4, 0.6388% 12/25/36 (c)(e)	124,189	14,454
Class M5, 0.6788% 12/25/36 (c)(e)	114,323	10,712
Class M6, 0.7588% 12/25/36 (c)(e)	102,137	6,642
Series 2007-1 Class A2, 0.5088% 3/25/37 (c)(e)	702,209	350,891
Series 2007-2A:
Class A1, 0.5088% 7/25/37 (c)(e)	1,396,925	750,911
Class A2, 0.5588% 7/25/37 (c)(e)	1,308,706	436,976
Class B1, 1.8388% 7/25/37 (c)(e)	339,774	10,579
Class M1, 0.6088% 7/25/37 (c)(e)	400,996	55,988
Class M2, 0.6488% 7/25/37 (c)(e)	209,247	17,568
Class M3, 0.7288% 7/25/37 (c)(e)	211,434	15,034
Class M4, 0.8888% 7/25/37 (c)(e)	440,367	28,196
Class M5, 0.9888% 7/25/37 (c)(e)	389,331	20,541
Class M6, 1.2388% 7/25/37 (c)(e)	494,319	20,710
Series 2007-3:
Class A2, 0.5288% 7/25/37 (c)(e)	633,680	297,790
Class B1, 1.1888% 7/25/37 (c)(e)	284,697	20,917
Class B2, 1.8388% 7/25/37 (c)(e)	817,355	28,785
Class B3, 4.2388% 7/25/37 (c)(e)	15,118	166
Class M1, 0.5488% 7/25/37 (c)(e)	251,980	64,511
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M2, 0.5788% 7/25/37 (c)(e)	$ 268,625	$ 49,776
Class M3, 0.6088% 7/25/37 (c)(e)	433,359	61,052
Class M4, 0.7388% 7/25/37 (c)(e)	760,530	93,322
Class M5, 0.8388% 7/25/37 (c)(e)	346,113	37,699
Class M6, 1.0388% 7/25/37 (c)(e)	262,885	24,578
Series 2007-4A:
Class B1, 2.7888% 9/25/37 (c)(e)	59,973	2,419
Class M1, 1.1888% 9/25/37 (c)(e)	197,743	14,490
Class M2, 1.2888% 9/25/37 (c)(e)	197,743	10,777
Class M4, 1.8388% 9/25/37 (c)(e)	635,940	25,791
Class M5, 1.9888% 9/25/37 (c)(e)	635,940	19,572
Class M6, 2.1888% 9/25/37 (c)(e)	639,104	12,214
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(g)	3,137,835	118,296
Series 2007-5A, Class IO, 4.1484% 10/25/37 (c)(e)(g)	7,801,532	713,403
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8888% 3/15/19 (c)(e)	333,272	319,223
Class J, 1.0888% 3/15/19 (c)(e)	332,000	301,820
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (c)(e)	554,000	501,105
Class E, 0.5388% 3/15/22 (c)(e)	2,884,000	2,550,959
Class F, 0.5888% 3/15/22 (c)(e)	1,770,000	1,530,202
Class G, 0.6388% 3/15/22 (c)(e)	364,000	307,406
Class H, 0.7888% 3/15/22 (c)(e)	554,000	434,625
Class J, 0.9388% 3/15/22 (c)(e)	554,000	418,005
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	453,410	458,906
Series 2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	10,735,120
Series 2007-PW16 Class A4, 5.9046% 6/11/40 (e)	2,484,000	2,809,809
Series 2007-PW18:
Class A2, 5.613% 6/11/50	508,432	523,192
Class A4, 5.7% 6/11/50	20,000,000	22,868,240
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	6,391,563
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (c)(e)(g)	18,258,424	183,714
Series 2006-T22 Class A4, 5.7138% 4/12/38 (e)	217,000	245,117
Series 2006-T24 Class X2, 0.6233% 10/12/41 (c)(e)(g)	2,989,223	18,240
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.4794% 6/11/50 (c)(e)(g)	$ 122,045,910	$ 1,252,557
Series 2007-T28 Class X2, 0.3209% 9/11/42 (c)(e)(g)	65,663,656	389,320
C-BASS Trust floater Series 2006-SC1 Class A, 0.5088% 5/25/36 (c)(e)	584,859	489,140
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	2,037,000	2,099,448
Class XCL, 1.3344% 5/15/35 (c)(e)(g)	7,073,920	151,127
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5698% 8/15/21 (c)(e)	168,660	162,398
Class H, 0.6098% 8/15/21 (c)(e)	368,000	343,479
Series 2007-C6 Class A2, 5.8852% 12/10/49 (e)	1,980,685	1,979,839
Series 2007-FL3A Class A2, 0.3788% 4/15/22 (c)(e)	794,571	755,951
Series 2008-C7 Class A2B, 6.2761% 12/10/49 (e)	1,558,664	1,584,461
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A3, 5.607% 10/15/48	1,905,591	1,913,383
Series 2007-CD4 Class A4, 5.322% 12/11/49	37,721,000	41,436,858
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,780,573
Class C, 5.476% 12/11/49	3,265,000	718,545
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (e)	1,734,000	1,847,539
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	364,140
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7888% 4/15/17 (c)(e)	55,348	54,072
Class H, 0.8588% 4/15/17 (c)(e)	140,000	124,600
Class J, 1.0888% 4/15/17 (c)(e)	108,000	79,920
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (c)(e)	1,065,225	1,011,153
Class D, 0.5788% 11/15/17 (c)(e)	55,416	51,495
Class E, 0.6288% 11/15/17 (c)(e)	196,500	180,631
Class F, 0.6888% 11/15/17 (c)(e)	122,077	111,302
Class G, 0.7388% 11/15/17 (c)(e)	84,865	76,738
Series 2006-CN2A:
Class A2FL, 0.4588% 2/5/19 (c)(e)	4,120,000	3,893,124
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2006:
Class AJFL, 0.4988% 2/5/19 (e)	$ 1,890,000	$ 1,828,688
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (c)(e)	2,471,000	2,236,930
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	4,941,000	5,062,129
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	3,071,000	2,981,130
Class AJFX, 5.478% 2/5/19 (c)	8,710,000	8,636,914
Series 2006-C8 Class XP, 0.6588% 12/10/46 (e)(g)	14,640,607	107,901
Commercial Mortgage pass-thru certificates:
sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (e)	1,304	1,303
Series 2004-LB4A Class A5, 4.84% 10/15/37	20,000,000	20,906,940
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (e)	3,479,968	3,513,170
Class A3, 5.542% 1/15/49 (e)	3,468,000	3,716,201
Series 2007-C3 Class A4, 5.8672% 6/15/39 (e)	51,983,000	55,364,130
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,340,222	5,408,032
Series 2006-C5 Class ASP, 0.8651% 12/15/39 (e)(g)	9,786,016	98,623
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	19,378,000	20,526,980
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (c)(e)	6,186,000	4,665,599
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	2,964	2,961
Class A4, 4.75% 1/15/37	807,000	841,937
Series 2001-CK6 Class AX, 1.2267% 8/15/36 (e)(g)	554,825	1,296
Series 2001-CKN5 Class AX, 1.9496% 9/15/34 (c)(e)(g)	2,369,484	3,405
Series 2006-C1 Class A3, 5.5958% 2/15/39 (e)	6,279,578	6,648,993
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3888% 2/15/22 (c)(e)	656,000	603,520
Class C:
0.4088% 2/15/22 (c)(e)	1,521,000	1,384,110
0.5088% 2/15/22 (c)(e)	543,000	483,270
Class F, 0.5588% 2/15/22 (c)(e)	1,086,000	944,820
Series 2007-C1:
Class ASP, 0.5749% 2/15/40 (e)(g)	25,153,711	170,341
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class B, 5.487% 2/15/40 (c)(e)	$ 2,651,000	$ 444,668
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	1,141,000	1,150,861
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	56,230,705	61,354,672
Series 2001-1 Class X1, 1.7136% 5/15/33 (c)(e)(g)	1,739,280	15,780
Series 2007-C1 Class XP, 0.3359% 12/10/49 (e)(g)	22,072,917	85,952
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7319% 5/10/43 (e)(g)	6,012,669	60
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4288% 11/5/21 (c)(e)	652,000	612,040
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	3,468,000	3,562,527
Series 2007-GG9 Class A4, 5.444% 3/10/39	16,142,000	17,604,465
Series 2006-GG7 Class A3, 6.0811% 7/10/38 (e)	1,477,144	1,476,321
Series 2007-GG11 Class A1, 0.4392% 12/10/49 (c)(e)(g)	32,994,774	198,101
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6088% 6/6/20 (c)(e)	393,042	385,962
Class F, 0.6788% 6/6/20 (c)(e)	681,000	657,305
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (c)(e)	1,781,000	1,760,818
Class D, 2.2018% 3/6/20 (c)(e)	7,692,000	7,604,180
Class F, 2.6334% 3/6/20 (c)(e)	146,000	144,356
Class G, 2.7903% 3/6/20 (c)(e)	74,000	73,136
Class H, 3.3004% 3/6/20 (c)(e)	446,000	441,908
Class J, 4.0852% 3/6/20 (c)(e)	639,000	636,169
sequential payer:
Series 2004-GG2 Class A4, 4.964% 8/10/38	375,784	379,126
Series 2005-GG4 Class A3, 4.607% 7/10/39	4,960,464	4,957,820
Series 2005-GG4 Class XP, 0.8966% 7/10/39 (c)(e)(g)	26,387,173	264
Series 2006-GG6:
Class A2, 5.506% 4/10/38	4,990,655	4,995,601
Class A3, 5.7535% 4/10/38 (e)	20,000,000	21,180,060
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	3,013,825	3,023,177
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust sequential payer: - continued
Series 2007-GG10 Class A2, 5.778% 8/10/45	$ 394,337	$ 399,714
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (c)(e)	865,503	842,784
Class C, 0.4488% 11/15/18 (c)(e)	614,706	597,225
Class D, 0.4688% 11/15/18 (c)(e)	136,515	132,283
Class E, 0.5188% 11/15/18 (c)(e)	249,627	236,209
Class F, 0.5688% 11/15/18 (c)(e)	374,050	336,645
Class G, 0.5988% 11/15/18 (c)(e)	325,295	269,995
Class H, 0.7388% 11/15/18 (c)(e)	249,683	202,243
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (e)	4,261,003	4,366,897
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	581,938	598,079
Class A3, 5.336% 5/15/47	10,293,000	11,171,878
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,100,000	11,209,051
Series 2007-CB19 Class A4, 5.9254% 2/12/49 (e)	16,081,000	18,057,281
Series 2007-LD11:
Class A2, 5.9877% 6/15/49 (e)	4,320,180	4,334,760
Class A4, 6.0027% 6/15/49 (e)	60,756,000	65,601,352
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,768,788	2,791,177
Class A3, 5.42% 1/15/49	17,230,000	18,932,738
Series 2005-CB13 Class E, 5.5314% 1/12/43 (c)(e)	877,000	28,004
Series 2006-CB17 Class A3, 5.45% 12/12/43	455,032	460,094
Series 2007-CB19:
Class B, 5.9254% 2/12/49 (e)	148,000	44,433
Class C, 5.9254% 2/12/49 (e)	388,000	73,766
Class D, 5.9254% 2/12/49 (e)	407,000	61,083
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (e)	331,000	84,963
Class CS, 5.466% 1/15/49 (e)	143,000	17,544
Class ES, 5.7393% 1/15/49 (c)(e)	896,000	49,632
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1105% 7/15/44 (e)	1,403,000	1,603,709
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	235,031	236,267
Series 2006-C6 Class A2, 5.262% 9/15/39 (e)	95,608	95,668
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7:
Class A2, 5.3% 11/15/38	$ 1,012,161	$ 1,018,409
Class A3, 5.347% 11/15/38	3,172,000	3,549,579
Series 2007-C1 Class A4, 5.424% 2/15/40	20,427,000	22,955,679
Series 2007-C2 Class A3, 5.43% 2/15/40	4,646,000	5,084,982
Series 2005-C3 Class XCP, 0.9022% 7/15/40 (e)(g)	3,944,883	990
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (e)(g)	7,393,961	65,126
Series 2007-C1 Class XCP, 0.6211% 2/15/40 (e)(g)	2,764,381	20,036
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	3,957,000	4,484,725
Series 2007-C7:
Class A3, 5.866% 9/15/45	26,850,000	30,271,146
Class XCP, 0.4289% 9/15/45 (e)(g)	111,343,996	819,269
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (c)(e)	555,142	506,158
Class E, 0.5288% 9/15/21 (c)(e)	2,003,583	1,766,685
Class F, 0.5788% 9/15/21 (c)(e)	4,709,782	4,011,618
Class G, 0.5988% 9/15/21 (c)(e)	8,942,386	7,348,522
Class H, 0.6388% 9/15/21 (c)(e)	492,207	384,789
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	3,078,000	3,081,118
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	1,216,319	1,214,739
Series 2005-CKI1 Class A3, 5.3909% 11/12/37 (e)	981,539	984,462
Series 2005-LC1 Class F, 5.5591% 1/12/44 (c)(e)	1,509,000	841,865
Series 2006-C1 Class A2, 5.803% 5/12/39 (e)	1,600,898	1,637,128
Series 2007-C1:
Class A3, 6.0324% 6/12/50 (e)	7,212,000	7,428,187
Class A4, 6.0324% 6/12/50 (e)	6,564,000	7,253,857
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	4,194,558
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3603% 12/12/49 (e)	175,997	175,520
sequential payer:
Series 2006-1 Class A3, 5.6555% 2/12/39 (e)	1,845,000	1,856,898
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	1,344,677	1,407,471
Series 2007-5:
Class A3, 5.364% 8/12/48	676,000	693,093
Class A4, 5.378% 8/12/48	44,314,000	47,300,675
Class B, 5.479% 8/12/48	5,202,000	1,184,870
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-6:
Class A2, 5.331% 3/12/51	$ 10,013,550	$ 10,247,006
Class A4, 5.485% 3/12/51 (e)	24,350,000	26,172,695
Series 2007-7 Class A4, 5.81% 6/12/50 (e)	6,069,000	6,525,013
Series 2007-9:
Class A2, 5.59% 9/12/49	5,906,097	5,913,101
Class A4, 5.7% 9/12/49	185,000	201,137
Class ASB, 5.644% 9/12/49	12,500,000	13,130,875
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	6,362,782	6,612,826
Series 2006-4 Class XP, 0.8105% 12/12/49 (e)(g)	25,194,740	377,064
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,734,000	488,659
Series 2007-7 Class B, 5.936% 6/12/50 (e)	1,295,000	81,007
Series 2007-8 Class A3, 6.1649% 8/12/49 (e)	1,496,000	1,643,604
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.439% 7/15/19 (c)(e)	291,739	169,209
Series 2007-XLFA:
Class C, 0.399% 10/15/20 (c)(e)	6,487,000	5,838,300
Class D, 0.429% 10/15/20 (c)(e)	4,105,000	3,571,350
Class E, 0.489% 10/15/20 (c)(e)	8,181,000	6,790,230
Class F, 0.539% 10/15/20 (c)(e)	9,173,000	6,971,480
Class G, 0.579% 10/15/20 (c)(e)	505,000	363,600
Class H, 0.669% 10/15/20 (c)(e)	318,000	213,060
Class J, 0.819% 10/15/20 (c)(e)	186,032	78,391
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,716,789	1,736,247
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	7,959,000	8,367,830
Series 2006-HQ10 Class X2, 0.691% 11/12/41 (c)(e)(g)	7,693,875	19,466
Series 2006-HQ8 Class A3, 5.653% 3/12/44 (e)	573,040	572,457
Series 2006-IQ11:
Class A3, 5.8615% 10/15/42 (e)	1,070,177	1,100,512
Class A4, 5.8975% 10/15/42 (e)	520,000	585,190
Series 2006-T23 Class A3, 5.9838% 8/12/41 (e)	885,000	905,357
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (e)	2,601,000	2,825,856
Class AAB, 5.654% 4/15/49	4,937,457	5,277,584
Class B, 5.9075% 4/15/49 (e)	426,000	117,589
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	2,834,329	2,934,380
Commercial Mortgage Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	$ 62,776	$ 62,848
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5198% 9/15/21 (c)(e)	1,481,000	1,174,803
Class F, 0.5798% 9/15/21 (c)(e)	1,532,000	1,169,299
Class G, 0.5998% 9/15/21 (c)(e)	1,452,000	1,061,049
Class J, 0.8398% 9/15/21 (c)(e)	323,000	148,822
Series 2007-WHL8:
Class F, 0.7188% 6/15/20 (c)(e)	3,844,000	2,806,120
Class LXR1, 0.9388% 6/15/20 (c)(e)	212,473	169,979
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	1,373,609	1,383,417
Series 2003-C8 Class A3, 4.445% 11/15/35	6,123,933	6,166,843
Series 2006-C29 Class A3, 5.313% 11/15/48	4,606,000	4,723,735
Series 2007-C30:
Class A3, 5.246% 12/15/43	554,879	555,058
Class A4, 5.305% 12/15/43	510,000	541,958
Class A5, 5.342% 12/15/43	40,290,000	42,715,579
Series 2007-C31 Class A4, 5.509% 4/15/47	55,116,176	59,306,714
Series 2007-C32:
Class A2, 5.9223% 6/15/49 (e)	1,739,684	1,752,940
Class A3, 5.9273% 6/15/49 (e)	28,312,000	30,050,895
Series 2003-C6 Class G, 5.125% 8/15/35 (c)(e)	824,000	819,087
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,573,598
Series 2005-C22:
Class B, 5.5332% 12/15/44 (e)	3,845,000	2,623,444
Class F, 5.5332% 12/15/44 (c)(e)	2,892,000	725,314
Series 2007-C30:
Class C, 5.483% 12/15/43 (e)	5,202,000	1,592,395
Class D, 5.513% 12/15/43 (e)	2,774,000	637,435
Class XP, 0.6679% 12/15/43 (c)(e)(g)	15,007,832	130,253
Series 2007-C31 Class C, 5.8735% 4/15/47 (e)	4,147,000	878,749
Series 2007-C31A Class A2, 5.421% 4/15/47	12,132,906	12,518,077
Series 2007-C32:
Class D, 5.9273% 6/15/49 (e)	1,303,000	340,995
Class E, 5.9273% 6/15/49 (e)	2,054,000	481,973
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 6.0975% 2/15/51 (e)	$ 45,972,848	$ 51,103,372
Class A5, 6.0975% 2/15/51 (e)	12,818,000	14,220,174
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $977,923,592)		1,140,847,016
Municipal Securities - 0.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (e)	5,700,000	5,885,820
California Gen. Oblig.:
5.25% 4/1/14	9,500,000	10,221,715
7.5% 4/1/34	18,570,000	23,373,688
7.55% 4/1/39	5,275,000	6,812,241
7.6% 11/1/40	14,980,000	19,564,030
7.625% 3/1/40	8,000,000	10,385,920
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	9,780,000	10,312,619
Series 2011, 5.877% 3/1/19	4,650,000	5,193,957
TOTAL MUNICIPAL SECURITIES (Cost $86,880,058)		91,749,990
Foreign Government and Government Agency Obligations - 0.2%

Russian Federation:
4.5% 4/4/22 (c)	10,600,000	10,759,000
5.625% 4/4/42 (c)	15,600,000	15,873,000
United Mexican States 4.75% 3/8/44	27,584,000	27,859,840
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $52,928,145)		54,491,840
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $6,850,228)	6,320,000	7,295,922
Fixed-Income Funds - 27.2%
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (f)	57,845,256	$ 6,316,701,973
Fidelity Specialized High Income Central Fund (f)	2,057,791	209,874,060
TOTAL FIXED-INCOME FUNDS (Cost $6,195,119,810)		6,526,576,033
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.17% (a) (Cost $1,450,893,680)	1,450,893,680	1,450,893,680
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $23,615,399,330)		25,170,346,036
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(1,165,341,122)
NET ASSETS - 100%		$ 24,005,004,914
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 6/1/42	$ (1,000,000)	(1,050,321)
3.5% 6/1/42	(2,000,000)	(2,100,643)
3.5% 6/1/42	(17,000,000)	(17,855,464)
3.5% 6/1/42	(10,000,000)	(10,503,214)
4% 6/1/42	(16,000,000)	(17,045,094)
4.5% 6/13/42	(37,000,000)	(39,699,094)
4.5% 6/13/42	(17,000,000)	(18,240,125)
TOTAL TBA SALE COMMITMENTS (Proceeds $106,115,899)		$ (106,493,955)
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 325,000,000	$ 1,684,345
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $877,611,811 or 3.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 952,924
Fidelity Mortgage Backed Securities Central Fund	118,484,481
Fidelity Specialized High Income Central Fund	9,889,534
Total	$ 129,326,939
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 5,244,512,062	$ 1,018,896,798	$ -	$ 6,316,701,973	42.3%
Fidelity Specialized High Income Central Fund	193,376,114	9,889,533	-	209,874,060	47.1%
Total	$ 5,437,888,176	$ 1,028,786,331	$ -	$ 6,526,576,033
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,869,527,216	$ -	$ 4,869,527,216	$ -
U.S. Government and Government Agency Obligations	8,119,189,566	-	8,119,189,566	-
U.S. Government Agency - Mortgage Securities	2,367,131,872	-	2,367,131,872	-
Asset-Backed Securities	476,010,450	-	464,483,870	11,526,580
Collateralized Mortgage Obligations	66,632,451	-	64,189,907	2,442,544
Commercial Mortgage Securities	1,140,847,016	-	1,068,143,905	72,703,111
Municipal Securities	91,749,990	-	91,749,990	-
Foreign Government and Government Agency Obligations	54,491,840	-	54,491,840	-
Bank Notes	7,295,922	-	7,295,922	-
Fixed-Income Funds	6,526,576,033	6,526,576,033	-	-
Money Market Funds	1,450,893,680	1,450,893,680	-	-
Total Investments in Securities:	$ 25,170,346,036	$ 7,977,469,713	$ 17,106,204,088	$ 86,672,235
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Swap Agreements	$ 1,684,345	$ -	$ 1,684,345	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (106,493,955)	$ -	$ (106,493,955)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 84,732,597
Total Realized Gain (Loss)	2,556,756
Total Unrealized Gain (Loss)	(9,810,781)
Cost of Purchases	-
Proceeds of Sales	(13,201,468)
Amortization/Accretion	1,368,606
Transfers in to Level 3	44,705,217
Transfers out of Level 3	(23,678,692)
Ending Balance	$ 86,672,235
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (7,448,176)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $23,544,818,151. Net unrealized appreciation aggregated $1,625,527,885, of which $1,646,803,893 related to appreciated investment securities and $21,276,008 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Short-Term Bond Fund -
Short-Term Bond
Class F

May 31, 2012

1.804842.108

STP-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 6,814	$ 7,336
Automobiles - 0.7%
Daimler Finance North America LLC:
1.65% 4/10/15 (d)	8,910	8,908
1.875% 9/15/14 (d)	8,785	8,838
1.95% 3/28/14 (d)	16,316	16,492
2.3% 1/9/15 (d)	8,860	9,011
Volkswagen International Finance NV 1.625% 3/22/15 (d)	16,952	17,020
		60,269
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,620
Media - 1.0%
COX Communications, Inc. 7.125% 10/1/12	18,400	18,774
NBCUniversal Media LLC:
2.875% 4/1/16	8,800	9,214
3.65% 4/30/15	7,820	8,328
News America, Inc. 5.3% 12/15/14	9,474	10,407
Time Warner Cable, Inc. 5.4% 7/2/12	20,680	20,748
Time Warner, Inc. 3.15% 7/15/15	11,388	12,004
Viacom, Inc. 1.25% 2/27/15	10,835	10,821
		90,296
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	6,373	6,505
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp. 1.2169% 8/23/13 (h)	5,238	5,237
TOTAL CONSUMER DISCRETIONARY		175,263
CONSUMER STAPLES - 2.1%
Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	12,500	12,652
2.5% 3/26/13	17,822	18,053
Beam, Inc. 1.875% 5/15/17	1,846	1,850
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	8,628	8,672
Diageo Capital PLC 1.5% 5/11/17	10,000	9,999
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
FBG Finance Ltd. 5.125% 6/15/15 (d)	$ 6,866	$ 7,557
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	18,776	19,270
		78,053
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,881
Food Products - 0.8%
Cargill, Inc. 5.2% 1/22/13 (d)	2,175	2,236
General Mills, Inc. 1.55% 5/16/14	9,300	9,417
Kraft Foods Group, Inc. 1.625% 6/4/15 (d)	17,580	17,800
Kraft Foods, Inc.:
1.3442% 7/10/13 (h)	10,050	10,101
2.625% 5/8/13	27,534	27,959
		67,513
Tobacco - 0.3%
Altria Group, Inc. 4.125% 9/11/15	19,900	21,660
Reynolds American, Inc. 6.75% 6/15/17	6,891	8,302
		29,962
TOTAL CONSUMER STAPLES		185,409
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	6,703	6,703
Weatherford International Ltd. 5.15% 3/15/13	401	413
		7,116
Oil, Gas & Consumable Fuels - 1.8%
BG Energy Capital PLC 2.875% 10/15/16 (d)	8,959	9,414
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,492
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,085
Enterprise Products Operating LP:
4.6% 8/1/12	9,289	9,347
5.65% 4/1/13	8,773	9,081
Gazstream SA 5.625% 7/22/13 (d)	2,321	2,376
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,527
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	8,790	8,920
3.875% 1/27/16	8,216	8,502
Phillips 66:
1.95% 3/5/15 (d)	18,490	18,664
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66: - continued
2.95% 5/1/17 (d)	$ 4,000	$ 4,078
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	9,200	9,265
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	3,544	3,571
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	8,777	8,974
Southeast Supply Header LLC 4.85% 8/15/14 (d)	10,282	10,854
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,195
Total Capital Canada Ltd. 1.625% 1/28/14	8,680	8,816
		157,161
TOTAL ENERGY		164,277
FINANCIALS - 19.1%
Capital Markets - 2.2%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	10,300	10,147
3.7% 8/1/15	13,094	12,990
5.125% 1/15/15	26,483	27,301
HSBC Bank PLC 3.1% 5/24/16 (d)	8,670	8,945
JPMorgan Chase & Co. 1.2657% 1/24/14 (h)	23,000	23,024
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,824
Morgan Stanley:
2.875% 1/24/14	8,670	8,466
2.875% 7/28/14	10,008	9,725
4.2% 11/20/14	4,995	4,913
6% 5/13/14	12,430	12,646
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	16,500	16,893
State Street Corp. 4.3% 5/30/14	9,030	9,630
The Bank of New York Mellon Corp. 1.7% 11/24/14	21,244	21,536
UBS AG Stamford Branch:
1.4659% 1/28/14 (h)	6,500	6,455
2.25% 1/28/14	16,500	16,522
		194,017
Commercial Banks - 8.0%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	8,540	8,655
Bank of England 0.5% 3/6/15 (d)	12,018	12,009
Bank of Montreal:
0.9359% 4/29/14 (h)	8,000	8,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Bank of Montreal: - continued
2.125% 6/28/13	$ 15,550	$ 15,775
Bank of Nova Scotia 1.85% 1/12/15	29,920	30,496
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	13,006	13,124
Barclays Bank PLC:
2.375% 1/13/14	22,100	22,112
2.5% 1/23/13	8,290	8,354
BB&T Corp.:
2.05% 4/28/14	15,000	15,305
3.2% 3/15/16	5,000	5,299
BNP Paribas:
0.8692% 4/8/13 (h)	8,035	7,950
2.125% 12/21/12	11,280	11,315
Canadian Imperial Bank of Commerce 1.45% 9/13/13	13,791	13,929
Commonwealth Bank of Australia:
1.1659% 8/7/13 (d)(h)	7,000	7,029
1.2037% 3/17/14 (d)(h)	2,931	2,933
1.95% 3/16/15	8,750	8,807
3.5% 3/19/15 (d)	15,000	15,684
Credit Suisse New York Branch:
1.4267% 1/14/14 (h)	6,000	6,001
2.2% 1/14/14	31,458	31,743
5% 5/15/13	10,000	10,335
Danske Bank A/S 1.5167% 4/14/14 (d)(h)	12,690	12,394
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,059
Fifth Third Bank 0.5759% 5/17/13 (h)	6,500	6,466
ING Bank NV:
2% 10/18/13 (d)	5,000	4,975
2.65% 1/14/13 (d)	14,190	14,273
KeyBank NA 5.8% 7/1/14	24,452	26,372
KeyCorp. 6.5% 5/14/13	7,000	7,351
Manufacturers & Traders Trust Co. 1.9682% 4/1/13 (h)	11,532	11,547
National Australia Bank Ltd. 2% 3/9/15	8,730	8,740
Nordea Bank AB 1.75% 10/4/13 (d)	12,260	12,257
PNC Funding Corp.:
3% 5/19/14	8,490	8,807
3.625% 2/8/15	8,119	8,647
Rabobank (Netherlands) NV 1.85% 1/10/14	34,061	34,320
Regions Financial Corp. 4.875% 4/26/13	7,700	7,816
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Royal Bank of Canada:
0.7662% 4/17/14 (h)	$ 8,000	$ 8,015
1.125% 1/15/14	10,316	10,395
1.45% 10/30/14	11,000	11,121
Santander U.S. Debt SA Unipersonal 2.485% 1/18/13 (d)	13,200	12,979
Sumitomo Mitsui Banking Corp.:
1.9% 1/12/15 (d)	10,070	10,173
1.95% 1/14/14 (d)	18,000	18,183
SunTrust Bank 5% 9/1/15	7,068	7,490
SunTrust Banks, Inc. 3.6% 4/15/16	7,229	7,511
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	30,266	30,450
The Toronto Dominion Bank:
0.9159% 11/1/13 (h)	10,100	10,155
1.375% 7/14/14	22,000	22,326
U.S. Bancorp 4.2% 5/15/14	8,510	9,073
Union Bank NA 2.125% 12/16/13	21,794	22,110
Wachovia Bank NA 0.8459% 11/3/14 (h)	13,000	12,685
Wells Fargo & Co.:
0.6659% 10/28/15 (h)	23,000	22,544
1.25% 2/13/15	21,287	21,193
3.625% 4/15/15	17,400	18,483
Westpac Banking Corp.:
1.1997% 3/31/14 (d)(h)	9,700	9,718
1.85% 12/9/13	10,339	10,446
2.1% 8/2/13	3,181	3,224
		702,173
Consumer Finance - 3.4%
American Express Credit Corp.:
1.3237% 6/24/14 (h)	21,521	21,532
2.75% 9/15/15	14,274	14,737
2.8% 9/19/16	5,476	5,643
American Honda Finance Corp.:
0.9159% 5/8/14 (d)(h)	7,500	7,510
1.45% 2/27/15 (d)	8,795	8,847
Capital One Financial Corp.:
1.6167% 7/15/14 (h)	3,250	3,225
2.125% 7/15/14	18,863	19,006
2.15% 3/23/15	8,820	8,859
7.375% 5/23/14	13,000	14,305
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC 2.75% 5/15/15	$ 13,438	$ 13,663
General Electric Capital Corp.:
1.1659% 4/24/14 (h)	18,100	18,124
2.1% 1/7/14	7,727	7,833
2.15% 1/9/15	73,708	74,681
2.25% 11/9/15	4,902	4,967
2.95% 5/9/16	1,460	1,506
3.5% 6/29/15	3,508	3,684
5.4% 9/20/13	34,426	36,380
HSBC Finance Corp. 5.9% 6/19/12	6,125	6,136
HSBC USA, Inc. 2.375% 2/13/15	15,658	15,709
Toyota Motor Credit Corp. 0.8662% 1/17/14 (h)	17,000	17,073
		303,420
Diversified Financial Services - 3.6%
ABB Finance (USA), Inc. 1.625% 5/8/17	3,415	3,409
Bank of America Corp.:
2.0192% 7/11/14 (h)	17,700	17,390
3.7% 9/1/15	10,610	10,617
4.9% 5/1/13	23,620	24,188
BP Capital Markets PLC:
0.9258% 6/6/13 (h)	3,775	3,790
1.0736% 3/11/14 (h)	15,507	15,607
1.7% 12/5/14	10,290	10,415
2.248% 11/1/16	9,110	9,379
Citigroup, Inc.:
1.3982% 4/1/14 (h)	8,500	8,333
1.9187% 1/13/14 (h)	23,691	23,516
2.4669% 8/13/13 (h)	4,050	4,078
2.65% 3/2/15	31,563	31,316
4.75% 5/19/15	8,020	8,357
5.125% 5/5/14	4,158	4,358
6.375% 8/12/14	19,196	20,587
6.5% 8/19/13	9	9
Deutsche Bank AG London Branch 2.375% 1/11/13	31,170	31,336
Export Development Canada 1.5% 5/15/14	5,655	5,774
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	11,802
3.7% 1/20/15	34,170	35,445
MassMutual Global Funding II:
0.8467% 1/14/14 (d)(h)	12,292	12,291
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
MassMutual Global Funding II: - continued
3.625% 7/16/12 (d)	$ 4,300	$ 4,314
MetLife Institutional Funding II 1.3682% 4/4/14 (d)(h)	9,000	9,030
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)	1,425	1,377
USAA Capital Corp. 3.5% 7/17/14 (d)	9,044	9,415
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	500	499
		316,632
Insurance - 1.4%
American International Group, Inc.:
3% 3/20/15	4,420	4,464
4.25% 9/15/14	16,573	17,160
Aon Corp. 3.5% 9/30/15	6,775	7,082
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,047
Berkshire Hathaway, Inc. 1.1669% 8/15/14 (h)	10,000	10,111
Metropolitan Life Global Funding I:
2% 1/9/15 (d)	23,161	23,545
2.5% 9/29/15 (d)	5,000	5,153
New York Life Global Funding:
2.25% 12/14/12 (d)	6,570	6,621
5.25% 10/16/12 (d)	10,930	11,109
Pricoa Global Funding I 5.45% 6/11/14 (d)	5,730	6,143
Prudential Financial, Inc.:
3.625% 9/17/12	14,839	14,955
5.15% 1/15/13	4,416	4,527
		120,917
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 6.125% 11/1/12	4,379	4,472
Developers Diversified Realty Corp. 5.375% 10/15/12	5,783	5,820
Duke Realty LP 4.625% 5/15/13	114	117
Equity One, Inc.:
5.375% 10/15/15	1,026	1,092
6.25% 12/15/14	8,778	9,444
Federal Realty Investment Trust 5.4% 12/1/13	150	158
		21,103
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.2% 4/1/13	3,570	3,684
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.5% 10/1/12	$ 117	$ 119
Liberty Property LP 6.375% 8/15/12	7,473	7,536
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,059	1,082
5.5% 1/15/14 (d)	144	147
Simon Property Group LP:
4.2% 2/1/15	2,715	2,895
5.3% 5/30/13	7,322	7,601
Tanger Properties LP 6.15% 11/15/15	2,689	2,990
		26,054
TOTAL FINANCIALS		1,684,316
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	9,340	9,504
Health Care Providers & Services - 0.3%
Aristotle Holding, Inc. 2.1% 2/12/15 (d)	14,095	14,262
Express Scripts, Inc. 5.25% 6/15/12	10,265	10,277
		24,539
Pharmaceuticals - 0.4%
Sanofi SA:
1.2% 9/30/14	5,963	6,028
2.625% 3/29/16	8,904	9,343
Teva Pharmaceutical Finance III BV:
0.9737% 3/21/14 (h)	3,875	3,880
1.7% 3/21/14	8,730	8,851
Teva Pharmaceutical Finance IV LLC 1.7% 11/10/14	8,705	8,845
		36,947
TOTAL HEALTH CARE		70,990
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	7,300	7,705
United Technologies Corp. 1.2% 6/1/15	14,580	14,731
		22,436
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	$ 126	$ 125
Iberbond 2004 PLC 4.826% 12/24/17 (k)	4,294	4,251
		4,376
Industrial Conglomerates - 0.1%
Covidien International Finance SA 1.875% 6/15/13	7,770	7,838
TOTAL INDUSTRIALS		34,650
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	8,098	8,081
2.625% 12/9/14	9,430	9,623
		17,704
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	4,513	4,532
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	11,579	12,017
The Western Union Co. 1.0546% 3/7/13 (h)	8,690	8,729
		20,746
Office Electronics - 0.5%
Xerox Corp.:
1.2859% 5/16/14 (h)	33,233	33,016
4.25% 2/15/15	8,040	8,536
		41,552
TOTAL INFORMATION TECHNOLOGY		84,534
MATERIALS - 0.5%
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	16,540	16,626
BHP Billiton Financial (USA) Ltd. 1.125% 11/21/14	13,150	13,214
Corporacion Nacional del Cobre de Chile (Codelco) 6.375% 11/30/12 (d)	3,300	3,376
Rio Tinto Finance Ltd. (United States) 8.95% 5/1/14	6,662	7,631
		40,847
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.5%
AT&T Broadband Corp. 8.375% 3/15/13	$ 3,140	$ 3,320
AT&T, Inc.:
2.5% 8/15/15	15,110	15,725
2.95% 5/15/16	8,570	9,108
4.95% 1/15/13	10,874	11,174
6.7% 11/15/13	2,385	2,597
British Telecommunications PLC 5.15% 1/15/13	2,730	2,800
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	8,640	8,929
Qwest Corp. 3.7237% 6/15/13 (h)	23,280	23,449
SBC Communications, Inc. 5.1% 9/15/14	7,403	8,091
Telefonica Emisiones SAU 2.582% 4/26/13	22,310	22,005
Verizon Communications, Inc.:
2% 11/1/16	18,076	18,536
5.25% 4/15/13	6,850	7,120
		132,854
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 2.375% 9/8/16	12,066	12,180
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,559
Verizon Wireless Capital LLC 5.55% 2/1/14	21,940	23,557
Vodafone Group PLC 4.15% 6/10/14	3,995	4,246
		55,542
TOTAL TELECOMMUNICATION SERVICES		188,396
UTILITIES - 3.4%
Electric Utilities - 2.1%
Alabama Power Co. 4.85% 12/15/12	11,341	11,599
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,200	8,710
Commonwealth Edison Co. 1.625% 1/15/14	15,206	15,429
EDP Finance BV 5.375% 11/2/12 (d)	18,575	18,621
Entergy Louisiana LLC 1.875% 12/15/14	4,914	5,021
FirstEnergy Solutions Corp. 4.8% 2/15/15	14,720	15,756
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	15,682
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	14,889	14,946
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	14,230	15,039
Northeast Utilities 1.2242% 9/20/13 (h)	23,577	23,656
Pacific Gas & Electric Co. 6.25% 12/1/13	8,741	9,447
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,399
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 6.05% 3/15/14	$ 8,651	$ 9,400
Southern Co.:
2.375% 9/15/15	9,325	9,661
4.15% 5/15/14	1,976	2,091
		182,457
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	16,066	16,300
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
1.95% 8/15/16	5,976	6,082
2.25% 9/1/15	13,949	14,481
2.7697% 9/30/66 (h)	7,611	6,770
6.25% 6/30/12	8,000	8,031
DTE Energy Co. 1.1797% 6/3/13 (h)	21,449	21,477
NiSource Finance Corp. 6.15% 3/1/13	12,000	12,433
PG&E Corp. 5.75% 4/1/14	4,180	4,528
Sempra Energy:
1.2337% 3/15/14 (h)	2,500	2,500
2% 3/15/14	17,216	17,483
2.3% 4/1/17	8,835	9,074
		102,859
TOTAL UTILITIES		301,616
TOTAL NONCONVERTIBLE BONDS (Cost $2,896,751)		2,930,298
U.S. Government and Government Agency Obligations - 36.8%

U.S. Government Agency Obligations - 11.2%
Fannie Mae:
0.375% 3/16/15	95,094	94,722
0.5% 5/27/15	119,842	119,637
0.5% 7/2/15	44,640	44,533
0.625% 10/30/14	12,000	12,048
0.75% 12/19/14	78,025	78,542
0.875% 8/28/14	244,214	246,700
Freddie Mac:
0.5% 4/17/15	30,874	30,856
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
0.625% 12/29/14	$ 52,431	$ 52,608
0.75% 11/25/14	50,148	50,436
1% 7/30/14	99,875	101,167
1% 8/27/14	109,986	111,536
1.75% 9/10/15	39,000	40,425
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		983,210
U.S. Treasury Obligations - 25.5%
U.S. Treasury Notes:
0.25% 9/15/14	144,095	143,949
0.25% 1/15/15	180,000	179,648
0.375% 11/15/14	180,559	180,827
0.5% 8/15/14	404,272	406,104
0.625% 7/15/14	972,352	979,118
1.375% 11/30/15	175,000	180,537
1.75% 7/31/15 (e)(f)	79,925	83,303
2.375% 9/30/14	23,131	24,250
2.375% 10/31/14	63,074	66,188
TOTAL U.S. TREASURY OBLIGATIONS		2,243,924
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,215
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,221,225)		3,239,349
U.S. Government Agency - Mortgage Securities - 5.5%

Fannie Mae - 4.3%
2.066% 10/1/33 (h)	224	235
2.115% 10/1/35 (h)	352	366
2.15% 3/1/35 (h)	182	192
2.235% 2/1/33 (h)	215	226
2.239% 10/1/33 (h)	116	121
2.242% 12/1/34 (h)	196	206
2.257% 7/1/35 (h)	94	99
2.301% 7/1/34 (h)	120	127
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.303% 6/1/36 (h)	$ 220	$ 236
2.321% 5/1/33 (h)	48	51
2.332% 3/1/35 (h)	110	115
2.37% 5/1/35 (h)	2,710	2,853
2.375% 11/1/34 (h)	1,418	1,512
2.424% 10/1/33 (h)	306	323
2.425% 3/1/35 (h)	29	30
2.425% 11/1/36 (h)	410	435
2.426% 7/1/35 (h)	2,278	2,402
2.427% 12/1/34 (h)	1,585	1,677
2.434% 12/1/33 (h)	1,325	1,397
2.438% 8/1/35 (h)	2,057	2,202
2.493% 3/1/35 (h)	2,126	2,246
2.496% 11/1/34 (h)	11,771	12,477
2.498% 10/1/35 (h)	10,458	11,119
2.561% 2/1/35 (h)	2,862	3,051
2.564% 11/1/36 (h)	3,109	3,331
2.571% 10/1/41 (h)	6,758	7,050
2.612% 4/1/35 (h)	4,634	4,950
2.678% 7/1/35 (h)	889	950
2.696% 9/1/41 (h)	8,551	8,942
2.866% 10/1/35 (h)	552	592
3% 7/1/21 to 11/1/21	129,171	135,960
3.033% 8/1/41 (h)	3,071	3,208
3.184% 1/1/40 (h)	5,041	5,248
3.268% 2/1/40 (h)	8,145	8,479
3.299% 1/1/40 (h)	11,749	12,323
3.483% 3/1/40 (h)	4,738	4,926
3.5% 5/1/27	36,831	39,368
3.524% 12/1/39 (h)	1,334	1,401
3.548% 2/1/40 (h)	2,800	2,941
3.612% 3/1/40 (h)	5,407	5,669
4.5% 8/1/18 to 7/1/20	25,624	27,420
5.5% 10/1/17 to 11/1/34	50,162	54,950
6.5% 9/1/12 to 8/1/17	2,648	2,773
7% 9/1/14 to 11/1/18	670	717
7.5% 8/1/12 to 11/1/31	6	7
TOTAL FANNIE MAE		374,903
Freddie Mac - 1.2%
2.374% 1/1/35 (h)	127	134
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.415% 11/1/35 (h)	$ 1,570	$ 1,660
2.551% 4/1/35 (h)	3,459	3,680
2.61% 8/1/34 (h)	827	886
2.71% 8/1/36 (h)	1,125	1,205
2.752% 6/1/37 (h)	2,072	2,220
2.992% 8/1/41 (h)	6,209	6,508
3% 8/1/21	18,334	19,311
3.076% 9/1/41 (h)	3,768	3,956
3.135% 3/1/33 (h)	36	39
3.342% 10/1/35 (h)	314	336
3.564% 4/1/40 (h)	3,033	3,175
3.566% 4/1/40 (h)	3,497	3,659
3.609% 2/1/40 (h)	6,588	6,860
4% 9/1/25 to 4/1/26	16,076	17,299
4.5% 8/1/18 to 11/1/18	20,644	22,004
5% 4/1/20	9,018	9,679
8.5% 5/1/27 to 7/1/28	241	288
12% 11/1/19	5	5
TOTAL FREDDIE MAC		102,904
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	2,105	2,424
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $470,326)		480,231
Asset-Backed Securities - 12.2%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	1,910	1,591
Series 2005-1 Class M1, 0.7088% 4/25/35 (h)	743	392
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8888% 3/25/34 (h)	105	86
Series 2005-HE2 Class M2, 0.6888% 4/25/35 (h)	67	65
Series 2006-OP1 Class M1, 0.5188% 4/25/36 (h)	8,000	580
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	352	4
Ally Auto Receivables Trust:
Series 2010-1 Class A4, 2.3% 12/15/14	12,920	13,165
Series 2011-1 Class A3, 1.38% 1/15/15	9,980	10,039
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Auto Receivables Trust: - continued
Series 2011-2 Class A3, 1.18% 4/15/15	$ 8,520	$ 8,562
Series 2011-3 Class A3, 0.97% 8/17/15	10,980	11,014
Series 2012-1 Class A2, 0.71% 9/15/14	14,300	14,313
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	2,980	3,022
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	27,275
Series 2011-3 Class A2, 1.81% 5/15/16	23,340	23,643
Series 2011-5 Class A1, 0.8888% 6/15/15 (h)	17,700	17,728
Series 2012-1 Class A2, 1.44% 2/15/17	17,510	17,585
Series 2012-2 Class A, 0.7413% 3/15/16 (h)	10,830	10,830
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	10,300	10,344
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	296	296
Series 2011-1 Class A3, 1.39% 9/8/15	6,060	6,095
Series 2011-2 Class A3, 1.61% 10/8/15	12,680	12,793
Series 2011-3 Class A3, 1.17% 1/8/16	4,620	4,643
Series 2011-4 Class A/S, 0.92% 3/9/15	11,325	11,336
Series 2011-5 Class A2, 1.19% 8/8/15	4,089	4,100
Series 2012-1 Class A2, 0.91% 10/8/15	5,000	5,006
Series 2012-2 Class A3, 1.05% 10/11/16	5,480	5,478
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.7888% 4/25/34 (h)	90	27
Series 2005-R2 Class M1, 0.6888% 4/25/35 (h)	1,390	1,228
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (h)	378	270
Series 2004-W7 Class M1, 0.7888% 5/25/34 (h)	227	163
Series 2006-W4 Class A2C, 0.3988% 5/25/36 (h)	886	211
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.6088% 3/25/36 (h)	22	0*
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (d)	12,921	13,148
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.0682% 4/4/17 (b)(d)(h)	2,749	0
Bank of America Automobile Trust Series 2012-1 Class A3, 0.78% 6/15/16	12,370	12,340
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.7388% 6/15/15 (h)	10,000	10,072
Bank One Issuance Trust Series 2003-A8, 0.4888% 5/16/16 (h)	9,000	9,033
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
BMW Vehicle Lease Trust:
Series 2011-1 Class A3, 1.06% 2/20/14	$ 12,450	$ 12,490
Series 2012-1 Class A3, 1.02% 2/20/15	9,480	9,469
BMW Vehicle Owner Trust Series 2011-A Class A3, 0.76% 8/25/15	7,890	7,891
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (d)	9,553	9,909
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,254
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6898% 7/20/39 (d)(h)	86	68
Class B, 0.9898% 7/20/39 (d)(h)	178	78
Class C, 1.3398% 7/20/39 (d)(h)	229	5
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3788% 12/25/36 (h)	1,214	439
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	19,008	19,342
Series 2008-A4 Class A4, 4.65% 3/15/15	7,180	7,412
Series 2011-A1 Class A1, 0.4288% 3/16/15 (h)	20,170	20,193
Series 2011-A2 Class A2, 0.3288% 5/15/15 (h)	32,650	32,663
Series 2011-A3 Class A3, 0.3588% 12/15/15 (h)	30,000	30,000
CIT Equipment Collateral Series 2012-VT1 Class A3, 1.1% 8/22/16 (d)	12,070	12,057
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	28,416	29,488
Series 2009-A5 Class A5, 2.25% 12/23/14	35,560	35,901
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3588% 9/25/37 (h)	49	48
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	222	0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.7388% 7/25/34 (h)	302	239
Series 2004-3 Class M4, 1.2088% 4/25/34 (h)	107	39
Series 2004-4 Class M2, 1.0338% 6/25/34 (h)	396	178
Series 2005-3 Class MV1, 0.6588% 8/25/35 (h)	10	10
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4488% 11/16/15 (h)	15,310	15,334
Series 2012-A1 Class A1, 0.81% 8/15/17	19,410	19,399
Series 2012-A2 Class A2, 0.3903% 10/17/16 (h)	20,000	19,985
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	11,240	11,223
Fannie Mae Series 2004-T5:
Class AB1, 0.7418% 5/28/35 (h)	634	455
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Series 2004-T5: - continued
Class AB3, 0.6889% 5/28/35 (h)	$ 273	$ 171
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4138% 8/25/34 (h)	196	97
Ford Credit Auto Lease Trust:
Series 2011-B Class A3, 1.05% 10/15/14	13,750	13,789
Series 2011-A Class A3, 1.03% 7/15/14	15,460	15,518
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	6,210	6,377
Series 2011-B Class A3, 0.84% 6/15/15	7,140	7,154
Series 2012-A Class A2, 0.62% 9/15/14	8,840	8,841
Series 2012-B Class A3, 1.01% 12/15/16	13,080	13,069
Ford Credit Automobile Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	5,450	5,445
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8888% 12/15/14 (d)(h)	7,380	7,441
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,484
Series 2012-1 Class A, 0.7103% 1/15/16 (h)	30,000	30,095
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6638% 11/25/34 (h)	410	34
Class M5, 1.7388% 11/25/34 (h)	262	10
Series 2005-A:
Class M3, 0.9738% 1/25/35 (h)	639	198
Class M4, 1.2588% 1/25/35 (h)	245	37
Series 2006-A Class M1, 0.5388% 5/25/36 (h)	5,133	33
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (d)(h)	1,714	600
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,605	1,541
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (d)(h)	142	133
Series 2006-2A:
Class A, 0.4188% 11/15/34 (d)(h)	202	175
Class B, 0.5188% 11/15/34 (d)(h)	73	50
Class C, 0.6188% 11/15/34 (d)(h)	121	69
Class D, 0.9888% 11/15/34 (d)(h)	46	14
GE Capital Credit Card Master Note Trust Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,397
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	6,910	6,909
GE Equipment Transportation LLC Series 2012-1 Class A2, 0.74% 9/22/14	9,780	9,779
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7888% 9/25/46 (d)(h)	$ 8,805	$ 8,337
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5588% 8/25/33 (h)	92	62
Series 2003-3 Class M1, 1.5288% 8/25/33 (h)	461	327
Series 2003-5 Class A2, 0.9388% 12/25/33 (h)	205	162
Series 2004-1 Class M2, 1.9388% 6/25/34 (h)	374	247
Series 2006-1 Class 2A3, 0.4638% 4/25/36 (h)	115	114
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	10,420	10,427
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	2,870	2,901
Series 2010-3 Class A3, 0.7% 4/21/14	13,301	13,309
Series 2011-1 Class A4, 1.8% 4/17/17	4,540	4,618
Series 2011-2 Class A3, 0.94% 3/18/15	11,080	11,110
Honda Automobiles Receivables Trust Series 2012-2 Class A3, 0.7% 2/16/16	10,780	10,769
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4288% 1/25/37 (h)	902	314
Huntington Auto Trust Series 2012-1 Class A2, 0.54% 11/17/14	8,500	8,493
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (d)	9,680	9,706
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	1,490	1,523
Series 2011-A Class A3, 1.16% 4/15/15	5,780	5,808
John Deere Owner Trust Seires 2011-A Class A3, 1.29% 1/15/16	12,090	12,163
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5388% 7/25/36 (h)	49	1
Series 2007-CH1 Class AV4, 0.3688% 11/25/36 (h)	903	822
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8032% 12/27/29 (h)	375	333
Series 2006-A Class 2C, 1.6232% 3/27/42 (h)	516	24
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3888% 7/25/36 (h)	9,653	2,882
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	624	628
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	273	277
Class C, 6.125% 4/20/28 (d)	273	276
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5388% 5/25/37 (h)	528	7
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (d)	$ 17,060	$ 17,099
Series 2011-B Class A3, 1.07% 8/15/14 (d)	9,390	9,424
Series 2012-A Class A3, 0.88% 11/17/14	8,740	8,739
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	10,480	10,501
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9888% 7/25/34 (h)	39	24
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2138% 7/25/34 (h)	110	81
Series 2006-FM1 Class A2B, 0.3488% 4/25/37 (h)	949	723
Series 2006-OPT1 Class A1A, 0.4988% 6/25/35 (h)	1,290	918
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5788% 8/25/34 (h)	367	272
Series 2005-NC1 Class M1, 0.6788% 1/25/35 (h)	269	169
Series 2005-NC2 Class B1, 1.4088% 3/25/35 (h)	280	34
Series 2006-NC4 Class A2D, 0.4788% 6/25/36 (h)	7,135	2,309
Series 2007-HE2 Class M1, 0.4888% 1/25/37 (h)	11	0*
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (j)	3,708	167
Series 2006-4 Class D, 1.3388% 5/25/32 (h)	398	0*
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	256	2
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	3,970	3,993
Series 2011-A Class A3, 1.04% 8/15/14	13,170	13,219
Series 2011-B Class A3, 0.92% 2/16/15	6,510	6,502
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	5,520	5,565
Series 2011-A Class A3, 1.18% 2/16/15	7,200	7,244
Series 2011-B Class A3, 0.95% 2/16/16	6,300	6,322
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.71% 5/15/17 (h)	18,000	18,000
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.3031% 10/30/45 (h)	4,140	3,865
Ocala Funding LLC:
Series 2005-1A Class A, 1.7398% 3/20/10 (b)(d)(h)	381	0
Series 2006-1A Class A, 1.6398% 3/20/11 (b)(d)(h)	792	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (h)	0*	0*
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (h)	4	4
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4888% 9/25/34 (h)	3,309	1,398
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Class M4, 1.6888% 9/25/34 (h)	$ 460	$ 97
Series 2005-WCH1 Class M4, 1.0688% 1/25/36 (h)	994	490
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (h)	3	3
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	2,151	2,151
Series 2010-3 Class A2, 0.93% 6/17/13	317	317
Series 2011-1, Class A2, 0.94% 2/18/14	5,603	5,601
Series 2011-4 Class A2, 1.37% 3/16/15	8,454	8,487
Series 2012-1 Class A2, 1.25% 4/15/15	7,860	7,889
Series 2012-2 Class A2, 0.91% 5/15/15	13,000	12,996
Series 2012-3 Class A3, 1.08% 4/15/16	6,050	6,057
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0338% 3/25/35 (h)	881	646
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (d)(h)	279	272
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.6737% 6/15/21 (h)	6,391	6,139
Series 2004-A:
Class B, 1.0537% 6/15/33 (h)	1,755	1,130
Class C, 1.4237% 6/15/33 (h)	5,771	2,137
Series 2004-B Class C, 1.3437% 9/15/33 (h)	8,600	4,456
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	157	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9638% 9/25/34 (h)	43	14
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	126	130
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (h)	386	281
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0292% 4/6/42 (d)(h)	268	3
Volkswagen Auto Lease Trust:
Series 2010-A:
Class A3, 0.99% 11/20/13	14,330	14,351
Class A4, 1.18% 10/20/15	5,990	6,016
Series 2011-A Class A2, 1% 2/20/14	6,220	6,233
Volkswagen Auto Loan Enhanced Trust:
Series 2011-1 Class A3, 1.22% 6/22/15	22,960	23,110
Series 2012-1 Series A2, 0.61% 10/20/14	8,560	8,562
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3898% 3/20/14 (h)	2,596	2,597
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	$ 598	$ 0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	5	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2657% 10/25/44 (d)(h)	5,586	3,240
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	7,210	7,250
TOTAL ASSET-BACKED SECURITIES (Cost $1,110,498)		1,069,375
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 1.8%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6159% 5/17/60 (d)(h)	7,000	7,017
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (d)(h)	9,452	9,467
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0032% 5/20/36 (h)	977	982
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	2,020	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4888% 8/28/47 (d)(h)	6,159	6,051
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	3,427	3,348
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.5669% 11/20/56 (d)(h)	9,095	9,071
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3398% 12/20/54 (h)	49	28
Series 2006-1A:
Class A5, 0.3798% 12/20/54 (d)(h)	9,313	8,881
Class C2, 1.4398% 12/20/54 (d)(h)	4,170	2,419
Series 2006-2:
Class C1, 1.1798% 12/20/54 (h)	15,090	8,752
Class M2, 0.6998% 12/20/54 (h)	3,000	2,235
Series 2006-3 Class C2, 0.7398% 12/20/54 (h)	6,611	3,834
Series 2006-4:
Class B1, 0.4198% 12/20/54 (h)	13,366	11,227
Class C1, 0.9998% 12/20/54 (h)	8,172	4,740
Class M1, 0.5798% 12/20/54 (h)	3,521	2,623
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1C1, 0.8398% 12/20/54 (h)	$ 1,340	$ 777
Class 1M1, 0.5398% 12/20/54 (h)	881	656
Class 2C1, 1.1998% 12/20/54 (h)	610	354
Class 2M1, 0.7398% 12/20/54 (h)	1,132	843
Series 2007-2 Class 2C1, 1.0988% 12/17/54 (h)	1,568	909
Granite Mortgages Series 2003-2 Class 1A3, 0.9657% 7/20/43 (h)	4,500	4,310
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.8657% 1/20/44 (h)	2,690	2,574
Class 1C, 2.9157% 1/20/44 (h)	2,644	1,864
Series 2004-1 Class 2A1, 0.7937% 3/20/44 (h)	10,710	10,196
Series 2004-3 Class 2A1, 0.7537% 9/20/44 (h)	8,815	8,387
Holmes Master Issuer PLC floater:
Series 2007-2A Class 4A, 0.5667% 7/15/20 (h)	16,530	16,522
Series 2012-1A Class A1, 0.4403% 1/15/13 (d)(h)	14,130	14,138
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (h)	537	333
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (h)	843	566
Morgan Stanley Reremic Trust Series 2010-R3 Class 3A, 0.4788% 6/26/36 (d)(h)	3,164	3,151
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5888% 7/10/35 (d)(h)	541	440
Class B6, 3.0888% 7/10/35 (d)(h)	64	51
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6888% 6/25/33 (d)(h)	122	115
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	7,013	7,026
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (d)	1,466	0
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (h)	24	17
Structured Asset Securities Corp. Series 2004-21XS Class 2A3, 4.32% 12/25/34	384	382
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (h)	2,204	1,759
TOTAL PRIVATE SPONSOR		156,045
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 2.8%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7388% 9/25/23 (h)	$ 1,739	$ 1,744
Series 2010-86 Class FE, 0.6888% 8/25/25 (h)	6,594	6,618
floater planned amortization Series 2005-90 Class FC, 0.4888% 10/25/35 (h)	6,609	6,597
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	266	266
Series 2006-53 Class WB, 6% 12/25/31	2,458	2,472
Series 2006-54 Class PE, 6% 2/25/33	2,447	2,601
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,549	1,720
Series 2002-56 Class MC, 5.5% 9/25/17	787	841
Series 2003-129 Class GF, 0.6388% 4/25/30 (h)	145	145
Series 2003-76 Class BA, 4.5% 3/25/18	2,848	2,971
Series 2009-31 Class A, 4% 2/25/24	3,069	3,201
Series 2010-135 Class DE, 2.25% 4/25/24	10,859	11,034
Series 2011-16 Class FB, 0.3888% 3/25/31 (h)	19,493	19,479
Series 2010-123 Class DL, 3.5% 11/25/25	4,713	4,915
Series 2010-143 Class B, 3.5% 12/25/25	7,431	7,806
Series 2011-23 Class AB, 2.75% 6/25/20	5,873	6,099
Series 2011-88 Class AB, 2.5% 9/25/26	8,117	8,344
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4888% 2/15/26 (h)	10,650	10,632
Freddie Mac:
floater:
Series 2711 Class FC, 1.1388% 2/15/33 (h)	13,557	13,774
Series 3346 Class FA, 0.4688% 2/15/19 (h)	29,602	29,643
floater planned amortization Series 3117 Class JF, 0.5388% 2/15/36 (h)	7,441	7,447
floater sequential payer Series 3387 Class DF, 0.4188% 10/15/17 (h)	8,635	8,634
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	1,517	1,628
Series 2394 Class KD, 6% 12/15/16	790	835
Series 2417 Class EH, 6% 2/15/17	465	501
Series 2535 Class PC, 6% 9/15/32	1,477	1,563
Series 2770 Class UD, 4.5% 5/15/17	2,226	2,243
Series 2866 Class XE, 4% 12/15/18	5,545	5,737
Series 2901 Class UM, 4.5% 1/15/30	1,143	1,147
Series 3792 Class DF, 0.6388% 11/15/40 (h)	22,846	22,887
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	$ 3,001	$ 3,109
Series 2915 Class DC, 4.5% 3/15/19	2,470	2,522
Series 3560 Class LA, 2% 8/15/14	2,448	2,464
Series 3573 Class LC, 1.85% 8/15/14	5,062	5,093
Series 3659 Class EJ 3% 6/15/18	13,443	13,877
Series 3696 Class AE, 1.2% 7/15/15	6,338	6,352
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2010-120 Class FB 0.5398% 9/20/35 (h)	12,222	12,232
Government National Mortgage Association floater sequential payer Series 2011-150 Class D, 3% 4/20/37	7,516	7,724
TOTAL U.S. GOVERNMENT AGENCY		246,897
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $409,824)		402,942
Commercial Mortgage Securities - 5.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4221% 2/14/43 (h)(j)	8,223	103
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	440	440
Series 2005-4 Class XP, 0.3455% 7/10/45 (h)(j)	32,225	26
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7088% 3/15/22 (d)(h)	415	402
Class G, 0.7688% 3/15/22 (d)(h)	2,159	2,029
Class H, 1.0188% 3/15/22 (d)(h)	3,540	3,275
Series 2006-BIX1:
Class F, 0.5488% 10/15/19 (d)(h)	1,104	1,049
Class G, 0.5688% 10/15/19 (d)(h)	1,645	1,546
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0888% 12/25/33 (d)(h)	42	30
Series 2004-1:
Class A, 0.5988% 4/25/34 (d)(h)	1,964	1,620
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class B, 2.1388% 4/25/34 (d)(h)	$ 209	$ 122
Class M1, 0.7988% 4/25/34 (d)(h)	178	126
Class M2, 1.4388% 4/25/34 (d)(h)	156	109
Series 2005-2A:
Class A1, 0.5488% 8/25/35 (d)(h)	759	524
Class M1, 0.6688% 8/25/35 (d)(h)	53	27
Class M2, 0.7188% 8/25/35 (d)(h)	87	39
Class M3, 0.7388% 8/25/35 (d)(h)	48	19
Series 2005-3A:
Class A2, 0.6388% 11/25/35 (d)(h)	268	169
Class M1, 0.6788% 11/25/35 (d)(h)	46	26
Class M2, 0.7288% 11/25/35 (d)(h)	58	31
Class M3, 0.7488% 11/25/35 (d)(h)	52	27
Class M4, 0.8388% 11/25/35 (d)(h)	64	31
Series 2005-4A:
Class A2, 0.6288% 1/25/36 (d)(h)	3,578	2,483
Class B1, 1.6388% 1/25/36 (d)(h)	280	39
Class M1, 0.6888% 1/25/36 (d)(h)	1,142	500
Class M2, 0.7088% 1/25/36 (d)(h)	371	145
Class M3, 0.7388% 1/25/36 (d)(h)	492	174
Class M4, 0.8488% 1/25/36 (d)(h)	273	85
Class M5, 0.8888% 1/25/36 (d)(h)	273	74
Class M6, 0.9388% 1/25/36 (d)(h)	277	51
Series 2006-1:
Class A2, 0.5988% 4/25/36 (d)(h)	1,215	784
Class M1, 0.6188% 4/25/36 (d)(h)	377	222
Class M2, 0.6388% 4/25/36 (d)(h)	399	220
Class M3, 0.6588% 4/25/36 (d)(h)	343	173
Class M4, 0.7588% 4/25/36 (d)(h)	195	90
Class M5, 0.7988% 4/25/36 (d)(h)	188	77
Class M6, 0.8788% 4/25/36 (d)(h)	409	161
Series 2006-2A:
Class A1, 0.4688% 7/25/36 (d)(h)	1,338	903
Class A2, 0.5188% 7/25/36 (d)(h)	991	659
Class B1, 1.1088% 7/25/36 (d)(h)	359	36
Class B3, 2.9388% 7/25/36 (d)(h)	484	17
Class M1, 0.5488% 7/25/36 (d)(h)	1,040	422
Class M2, 0.5688% 7/25/36 (d)(h)	732	261
Class M3, 0.5888% 7/25/36 (d)(h)	579	180
Class M4, 0.6588% 7/25/36 (d)(h)	388	102
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class M5, 0.7088% 7/25/36 (d)(h)	$ 479	$ 85
Class M6, 0.7788% 7/25/36 (d)(h)	752	96
Class B1, 1.0388% 10/25/36 (d)(h)	36	0*
Class M4, 0.6688% 10/25/36 (d)(h)	99	8
Class M5, 0.7188% 10/25/36 (d)(h)	119	7
Class M6, 0.7988% 10/25/36 (d)(h)	232	7
Series 2006-4A:
Class A1, 0.4688% 12/25/36 (d)(h)	456	295
Class A2, 0.5088% 12/25/36 (d)(h)	2,067	913
Class B1, 0.9388% 12/25/36 (d)(h)	71	3
Class B2, 1.4888% 12/25/36 (d)(h)	29	1
Class M1, 0.5288% 12/25/36 (d)(h)	149	41
Class M2, 0.5488% 12/25/36 (d)(h)	99	19
Class M3, 0.5788% 12/25/36 (d)(h)	101	14
Class M4, 0.6388% 12/25/36 (d)(h)	121	14
Class M5, 0.6788% 12/25/36 (d)(h)	111	10
Class M6, 0.7588% 12/25/36 (d)(h)	99	6
Series 2007-1 Class A2, 0.5088% 3/25/37 (d)(h)	2,095	1,047
Series 2007-2A:
Class A1, 0.5088% 7/25/37 (d)(h)	375	202
Class A2, 0.5588% 7/25/37 (d)(h)	351	117
Class B1, 1.8388% 7/25/37 (d)(h)	105	3
Class M1, 0.6088% 7/25/37 (d)(h)	125	17
Class M2, 0.6488% 7/25/37 (d)(h)	70	6
Class M3, 0.7288% 7/25/37 (d)(h)	70	5
Class M4, 0.8888% 7/25/37 (d)(h)	137	9
Class M5, 0.9888% 7/25/37 (d)(h)	120	6
Class M6, 1.2388% 7/25/37 (d)(h)	153	6
Series 2007-3:
Class A2, 0.5288% 7/25/37 (d)(h)	523	246
Class B1, 1.1888% 7/25/37 (d)(h)	456	33
Class B2, 1.8388% 7/25/37 (d)(h)	1,175	41
Class B3, 4.2388% 7/25/37 (d)(h)	24	0*
Class M1, 0.5488% 7/25/37 (d)(h)	394	101
Class M2, 0.5788% 7/25/37 (d)(h)	422	78
Class M3, 0.6088% 7/25/37 (d)(h)	686	97
Class M4, 0.7388% 7/25/37 (d)(h)	1,075	132
Class M5, 0.8388% 7/25/37 (d)(h)	545	59
Class M6, 1.0388% 7/25/37 (d)(h)	415	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class A2, 0.7888% 9/25/37 (d)(h)	$ 4,398	$ 740
Class B1, 2.7888% 9/25/37 (d)(h)	216	9
Class M1, 1.1888% 9/25/37 (d)(h)	693	51
Class M2, 1.2888% 9/25/37 (d)(h)	693	38
Class M4, 1.8388% 9/25/37 (d)(h)	1,822	74
Class M5, 1.9888% 9/25/37 (d)(h)	1,822	56
Class M6, 2.1888% 9/25/37 (d)(h)	1,822	35
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(j)	14,137	533
Series 2006-2A Class IO, 3.1745% 7/25/36 (c)(d)(j)	37,965	1,017
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.6195% 3/11/39 (h)	5,638	5,896
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8888% 3/15/19 (d)(h)	275	264
Class J, 1.0888% 3/15/19 (d)(h)	274	249
Series 2007-BBA8:
Class A2, 0.3888% 3/15/22 (d)(h)	4,677	4,604
Class D, 0.4888% 3/15/22 (d)(h)	303	274
Class E, 0.5388% 3/15/22 (d)(h)	1,576	1,394
Class F, 0.5888% 3/15/22 (d)(h)	967	836
Class G, 0.6388% 3/15/22 (d)(h)	248	209
Class H, 0.7888% 3/15/22 (d)(h)	303	238
Class J, 0.9388% 3/15/22 (d)(h)	303	229
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	8,790	9,516
Series 2007-PW17 Class A2, 5.574% 6/11/50	1,458	1,460
Series 2004-PWR6 Class X2, 0.8478% 11/11/41 (h)(j)	16,353	59
Series 2005-PWR9 Class X2, 0.5337% 9/11/42 (d)(h)(j)	103,285	521
Series 2005-T18 Class A4, 4.933% 2/13/42	12,590	13,608
Series 2006-T24 Class X2, 0.6233% 10/12/41 (d)(h)(j)	821	5
C-BASS Trust floater Series 2006-SC1 Class A, 0.5088% 5/25/36 (d)(h)	4,449	3,721
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3344% 5/15/35 (d)(h)(j)	35,512	759
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust floater Series 2006-FL2:
Class G, 0.5698% 8/15/21 (d)(h)	$ 118	$ 114
Class H, 0.6098% 8/15/21 (d)(h)	258	241
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.6723% 10/15/48 (h)(j)	221,263	1,551
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7888% 4/15/17 (d)(h)	46	45
Class H, 0.8588% 4/15/17 (d)(h)	116	103
Class J, 1.0888% 4/15/17 (d)(h)	89	66
Series 2005-FL11:
Class F, 0.6888% 11/15/17 (d)(h)	101	92
Class G, 0.7388% 11/15/17 (d)(h)	70	63
Series 2006-CN2A Class A2FL, 0.4588% 2/5/19 (d)(h)	3,060	2,891
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	7,645	7,421
Class AJFX, 5.478% 2/5/19 (d)	4,380	4,343
Series 2006-C8 Class XP, 0.6588% 12/10/46 (h)(j)	4,023	30
Series 2006-CN2A Class E, 5.7556% 2/5/19 (d)(h)	4,440	4,203
Commercial Mortgage pass-thru certificates:
Series 2004-LB4A Class A5, 4.84% 10/15/37	23,330	24,388
Series 2011-STRT Class A, 2.555% 12/10/24 (d)	7,700	7,727
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.8672% 6/15/39 (h)	1,005	1,005
Series 2006-C5 Class ASP, 0.8651% 12/15/39 (h)(j)	181,365	1,828
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.2267% 8/15/36 (h)(j)	12,138	28
Series 2003-C4 Class A4, 5.137% 8/15/36	7,580	7,827
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4088% 2/15/22 (d)(h)	1,256	1,143
0.5088% 2/15/22 (d)(h)	448	399
Class F, 0.5588% 2/15/22 (d)(h)	897	780
DBUBS 2011 LC3 Series 2011-LC3A Class A1, 2.238% 8/10/44	2,840	2,908
Freddie Mac pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	8,720	8,870
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac Multi-Class pass-thru certificates:
sequential payer Series K501 Class A1, 1.337% 6/25/16	$ 11,373	$ 11,469
Series K707 Class A1, 1.615% 9/25/18	12,110	12,302
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.5076% 3/10/44 (h)	11,890	13,175
Series 2001-1 Class X1, 1.7136% 5/15/33 (d)(h)(j)	7,022	64
Series 2007-C1 Class XP, 0.3359% 12/10/49 (h)(j)	2,473	10
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	2,335	2,370
Class A2, 5.6355% 5/10/40 (h)	4,180	4,353
Series 2004-C2 Class A4, 5.301% 8/10/38	8,290	8,765
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4288% 11/5/21 (d)(h)	8,330	7,819
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (h)	5,155	5,152
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6788% 6/6/20 (d)(h)	562	543
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(h)	14,724	14,612
Class C, 2.0056% 3/6/20 (d)(h)	4,021	3,975
Class D, 2.2018% 3/6/20 (d)(h)	1,390	1,374
Class E, 2.4764% 3/6/20 (d)(h)	1,905	1,884
Class F, 2.6334% 3/6/20 (d)(h)	967	956
Class G, 2.7903% 3/6/20 (d)(h)	479	473
Class H, 3.3004% 3/6/20 (d)(h)	799	792
Class J, 4.0852% 3/6/20 (d)(h)	1,146	1,141
sequential payer:
Series 2005-GG4 Class A3, 4.607% 7/10/39	2,485	2,484
Serries 2004-GG2 Class A6, 5.396% 8/10/38 (h)	9,160	9,817
Series 2006-GG6 Class A2, 5.506% 4/10/38	5,726	5,732
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	8,674	8,701
Series 2011-GC5 Class A1, 1.468% 8/10/44 (h)	6,921	6,960
Series 2012-GC6 Class A1, 1.282% 1/10/45	3,022	3,028
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	8,295	8,288
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(h)	$ 23,980	$ 23,943
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	6,805	6,909
Series 2003-CB7 Class A4, 4.879% 1/12/38 (h)	3,316	3,440
Series 2006-LDP7 Class A2, 6.0509% 4/15/45 (h)	190	190
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3688% 11/15/18 (d)(h)	2,865	2,792
Class D, 0.4688% 11/15/18 (d)(h)	99	96
Class E, 0.5188% 11/15/18 (d)(h)	142	134
Class F, 0.5688% 11/15/18 (d)(h)	212	191
Class G, 0.5988% 11/15/18 (d)(h)	185	153
Class H, 0.7388% 11/15/18 (d)(h)	142	115
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	5,688	5,711
Series 2007-LD11 Class A2, 5.9877% 6/15/49 (h)	7,005	7,028
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	2,338	2,357
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	2,850	2,909
Series 2006-C1 Class A2, 5.084% 2/15/31	4,641	4,665
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	70	70
Series 2007-C6 Class A2, 5.845% 7/15/40	4,400	4,493
Series 2004-C8, 4.799% 12/15/29	8,479	9,035
Series 2006-C1 Class XCP, 0.5141% 2/15/41 (h)(j)	144,241	368
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (h)(j)	96,509	850
Series 2007-C1 Class XCP, 0.6211% 2/15/40 (h)(j)	35,998	261
Series 2007-C2 Class XCP, 0.6794% 2/15/40 (h)(j)	175,476	1,626
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5788% 9/15/21 (d)(h)	2,254	1,920
Class G, 0.5988% 9/15/21 (d)(h)	1,521	1,249
Class H, 0.6388% 9/15/21 (d)(h)	392	307
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	633	632
Series 2005-MCP1 Class XP, 0.8281% 6/12/43 (h)(j)	29,906	206
Series 2005-MKB2 Class XP, 0.43% 9/12/42 (h)(j)	13,067	29
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	$ 3,226	$ 3,229
Series 2006-4 Class XP, 0.8105% 12/12/49 (h)(j)	72,117	1,079
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.439% 7/15/19 (d)(h)	241	140
Series 2007-XLFA:
Class A2, 0.339% 10/15/20 (d)(h)	8,433	8,038
Class B, 0.369% 10/15/20 (d)(h)	202	186
Class C, 0.399% 10/15/20 (d)(h)	2,400	2,160
Class D, 0.429% 10/15/20 (d)(h)	1,889	1,644
Class E, 0.489% 10/15/20 (d)(h)	562	466
Class F, 0.539% 10/15/20 (d)(h)	337	256
Class G, 0.579% 10/15/20 (d)(h)	417	300
Class H, 0.669% 10/15/20 (d)(h)	262	176
Class J, 0.819% 10/15/20 (d)(h)	154	65
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	2,833	2,882
Series 2007-IQ14 Class A2, 5.61% 4/15/49	9,254	9,517
Series 2012-C4 Class A1, 1.085% 3/15/45	8,263	8,259
Series 2005-HQ5 Class X2, 0.4011% 1/14/42 (h)(j)	30,658	64
Series 2005-TOP17 Class X2, 0.802% 12/13/41 (h)(j)	24,549	95
Series 2006-HQ10 Class X2, 0.691% 11/12/41 (d)(h)(j)	2,115	5
Series 2011-C3 Class A1, 2.178% 7/15/49	15,733	16,086
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	3,539	3,652
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (d)	3,490	3,491
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	5,440	5,431
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3303% 9/15/21 (d)(h)	16,421	15,919
Class E, 0.5198% 9/15/21 (d)(h)	938	744
Class F, 0.5798% 9/15/21 (d)(h)	1,264	965
Class G, 0.5998% 9/15/21 (d)(h)	1,198	875
Class J, 0.8398% 9/15/21 (d)(h)	266	123
Series 2007-WHL8 Class F, 0.7188% 6/15/20 (d)(h)	2,172	1,586
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2003-C9 Class A4, 5.012% 12/15/35	$ 10,660	$ 11,108
Series 2006-C23:
Class A5, 5.416% 1/15/45 (h)	15,350	17,110
Class X, 0.2586% 1/15/45 (d)(h)(j)	813,230	857
Series 2007-C30 Class XP, 0.6679% 12/15/43 (d)(h)(j)	189,070	1,641
Series 2007-C31A Class A2, 5.421% 4/15/47	7,376	7,610
WF-RBS Commercial Mortgage Trust sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	2,689	2,706
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $520,152)		494,235
Municipal Securities - 0.6%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 8/1/12 (h)(i)	1,000	1,000
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	9,917	10,057
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.6%, tender 9/4/12 (h)(i)	11,350	11,350
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series A, 0.6%, tender 9/4/12 (h)(i)	4,420	4,420
Series B, 0.45%, tender 7/2/12 (h)	6,100	6,100
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2007 B, 1.9%, tender 6/1/12 (h)	3,000	3,000
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (h)(i)	15,900	15,957
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 7/2/12 (h)(i)	5,000	5,001
TOTAL MUNICIPAL SECURITIES (Cost $56,679)		56,885
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Ontario Province 0.95% 5/26/15	$ 28,300	$ 28,365
United Mexican States 6.625% 3/3/15	8,200	9,315
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $37,498)		37,680
Bank Notes - 0.1%

National City Bank, Cleveland 0.5875% 3/1/13 (h) (Cost $5,443)	5,470	5,472
Commercial Paper - 0.5%

British Telecommunications PLC 1.5% 5/14/13	15,000	14,817
Vodafone Group PLC yankee:
1% 6/11/12	7,000	6,999
1% 2/1/13	12,000	11,922
1.25% 3/12/13	13,000	12,897
TOTAL COMMERCIAL PAPER (Cost $46,570)		46,635
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $22,215)	22,215,473	22,215
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,797,181)		8,785,317
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,082
NET ASSETS - 100%		$ 8,791,399
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
100 Eurodollar 90 Day Index Contracts	June 2012	$ 99,881	$ 15

The face value of futures purchased as a percentage of net assets is 1.1%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-C)(g)

	Oct. 2034	$ 305	$ (122)
Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(g)	August 2034	255	(189)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca)(g)	April 2032	129	(99)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(g)	Feb. 2034	4	(4)
Swap Agreements - continued
		Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C)(g)

	Oct. 2034	$ 334	$ (262)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(g)	Sept. 2034	247	(214)
		$ 1,274	$ (890)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $918,463,000 or 10.4% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $52,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,449,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,251,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 4,165
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 32
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,930,298	$ -	$ 2,926,047	$ 4,251
U.S. Government and Government Agency Obligations	3,239,349	-	3,239,349	-
U.S. Government Agency - Mortgage Securities	480,231	-	480,231	-
Asset-Backed Securities	1,069,375	-	1,049,884	19,491
Collateralized Mortgage Obligations	402,942	-	402,451	491
Commercial Mortgage Securities	494,235	-	470,798	23,437
Municipal Securities	56,885	-	56,885	-
Foreign Government and Government Agency Obligations	37,680	-	37,680	-
Bank Notes	5,472	-	5,472	-
Commercial Paper	46,635	-	46,635	-
Money Market Funds	22,215	22,215	-	-
Total Investments in Securities:	$ 8,785,317	$ 22,215	$ 8,715,432	$ 47,670
Derivative Instruments:
Assets
Futures Contracts	$ 15	$ 15	$ -	$ -
Liabilities
Swap Agreements	$ (890)	$ -	$ -	$ (890)
Total Derivative Instruments:	$ (875)	$ 15	$ -	$ (890)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 75,191
Total Realized Gain (Loss)	(12,893)
Total Unrealized Gain (Loss)	16,679
Cost of Purchases	2
Proceeds of Sales	(16,102)
Amortization/Accretion	625
Transfers in to Level 3	18,043
Transfers out of Level 3	(33,875)
Ending Balance	$ 47,670
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 3,117
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (698)
Total Unrealized Gain (Loss)	(192)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (890)
Realized gain (loss) on Swap Agreements for the period	$ 28
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2012	$ (192)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $8,799,116,000. Net unrealized depreciation aggregated $13,799,000, of which $93,228,000 related to appreciated investment securities and $107,027,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $1,274,000 representing .01% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® U.S. Bond Index Fund

May 31, 2012

1.816026.107

UBI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/11	$ 2,000	$ 2,575
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,800
6.3% 3/1/38	7,045	9,852
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,172
5.3% 9/15/19	2,000	2,333
		17,157
Media - 0.8%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,242
Comcast Corp.:
4.95% 6/15/16	1,862	2,097
5.7% 5/15/18	2,940	3,455
5.7% 7/1/19	8,500	10,132
6.4% 3/1/40	1,000	1,268
6.55% 7/1/39	3,000	3,739
6.95% 8/15/37	6,700	8,643
COX Communications, Inc. 4.625% 6/1/13	4,425	4,585
Discovery Communications LLC 5.05% 6/1/20	3,200	3,651
NBCUniversal Media LLC:
3.65% 4/30/15	2,248	2,394
6.4% 4/30/40	3,000	3,692
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,876
News America, Inc.:
5.3% 12/15/14	868	953
5.65% 8/15/20	1,000	1,152
6.15% 3/1/37	3,955	4,470
6.9% 3/1/19	2,110	2,567
6.9% 8/15/39	2,000	2,406
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,574
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,429
5.85% 5/1/17	5,801	6,748
6.2% 7/1/13	2,302	2,430
6.75% 7/1/18	1,162	1,409
7.3% 7/1/38	4,000	5,105
8.75% 2/14/19	2,368	3,139
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,270
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
4% 1/15/22	$ 1,000	$ 1,060
5.875% 11/15/16	2,131	2,507
6.5% 11/15/36	5,724	6,812
Viacom, Inc.:
4.375% 9/15/14	2,000	2,141
5.625% 9/15/19	1,000	1,186
6.125% 10/5/17	5,420	6,481
6.75% 10/5/37	1,865	2,429
Walt Disney Co.:
1.125% 2/15/17	2,760	2,745
2.55% 2/15/22	2,810	2,827
5.5% 3/15/19	2,000	2,449
		125,063
Multiline Retail - 0.1%
Target Corp.:
3.875% 7/15/20	3,000	3,324
5.875% 7/15/16	2,100	2,498
7% 1/15/38	3,100	4,456
		10,278
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	5,500	5,680
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,377
5.875% 12/16/36	4,700	5,943
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,349
4.625% 4/15/20	2,000	2,266
4.65% 4/15/42	6,500	6,847
5.8% 4/15/40	2,000	2,415
Staples, Inc. 9.75% 1/15/14	10,000	11,262
		52,139
TOTAL CONSUMER DISCRETIONARY		207,212
CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,611
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	$ 7,900	$ 7,996
4.125% 1/15/15	5,700	6,154
5.375% 1/15/20	1,500	1,808
8.2% 1/15/39	2,800	4,599
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,700
5.2% 1/30/13	1,028	1,058
5.75% 10/23/17	5,185	6,251
Fortune Brands, Inc. 5.875% 1/15/36	10,000	11,134
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,911
4.875% 11/1/40	2,300	2,632
7.9% 11/1/18	6,000	8,049
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,861
3.15% 11/15/20	3,700	3,984
		75,748
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	7,144
6.125% 9/15/39	1,000	1,236
Kroger Co. 3.9% 10/1/15	9,000	9,744
Safeway, Inc. 5% 8/15/19	1,000	1,061
Wal-Mart Stores, Inc.:
2.8% 4/15/16	6,700	7,152
3.2% 5/15/14	10,000	10,499
5.625% 4/1/40	2,000	2,552
5.625% 4/15/41	4,600	5,875
6.5% 8/15/37	8,275	11,365
		56,628
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,338
General Mills, Inc. 5.65% 2/15/19	13,501	16,423
Kellogg Co.:
3.125% 5/17/22	1,875	1,889
3.25% 5/21/18	2,800	3,002
4.45% 5/30/16	2,000	2,218
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods Group, Inc.:
3.5% 6/6/22 (b)	$ 3,750	$ 3,836
5% 6/4/42 (b)	2,825	2,943
Kraft Foods, Inc.:
6% 2/11/13	7,895	8,166
6.125% 2/1/18	5,497	6,554
6.75% 2/19/14	535	585
6.875% 2/1/38	5,250	6,925
		56,879
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	5,209
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,187
2.3% 2/6/22	4,700	4,732
3.15% 9/1/15	4,500	4,845
		19,973
Tobacco - 0.3%
Altria Group, Inc. 9.7% 11/10/18	6,065	8,343
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	2,316
4.875% 5/16/13	8,937	9,305
5.65% 5/16/18	6,789	8,179
6.375% 5/16/38	1,450	1,980
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,493
7.25% 6/15/37	7,220	9,103
		42,719
TOTAL CONSUMER STAPLES		251,947
ENERGY - 2.1%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,331
Halliburton Co.:
6.15% 9/15/19	2,000	2,489
7.45% 9/15/39	1,500	2,177
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,700
3.05% 3/1/16	1,020	1,058
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
4.625% 3/1/21	$ 1,340	$ 1,449
5.25% 3/15/42	3,100	3,153
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,804
5.15% 3/15/13	2,255	2,323
7% 3/15/38	5,580	6,480
		27,964
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	2,296
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,390
6.45% 9/15/36	2,675	3,134
Apache Corp. 5.1% 9/1/40	3,000	3,424
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,130
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,584
5.7% 5/15/17	1,148	1,347
Cenovus Energy, Inc. 6.75% 11/15/39	2,000	2,563
ConocoPhillips:
4.6% 1/15/15	3,000	3,290
5.75% 2/1/19	2,902	3,571
6.5% 2/1/39	7,529	10,370
Devon Energy Corp. 5.625% 1/15/14	2,321	2,491
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,044
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,292
5.875% 12/15/16	1,000	1,156
6.5% 4/15/18	1,000	1,219
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,096
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,822
4.6% 8/1/12	5,000	5,031
4.85% 8/15/42	2,500	2,501
5.6% 10/15/14	1,937	2,129
5.65% 4/1/13	690	714
5.7% 2/15/42	2,000	2,233
6.65% 4/15/18	2,000	2,405
7.55% 4/15/38	2,000	2,662
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,212
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp. 5.6% 2/15/41	$ 3,400	$ 3,667
Kinder Morgan Energy Partners LP:
3.95% 9/1/22	7,000	7,075
5% 12/15/13	5,000	5,261
5.625% 9/1/41	1,000	1,064
6.55% 9/15/40	3,000	3,523
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,586
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,054
5.125% 3/1/21	1,000	1,111
6.5% 3/1/41	1,000	1,112
Nexen, Inc.:
5.2% 3/10/15	900	960
5.875% 3/10/35	3,710	3,866
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,040
3.125% 2/15/22	2,000	2,096
Petro-Canada:
6.05% 5/15/18	3,650	4,317
6.8% 5/15/38	8,445	10,645
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	8,297
6.75% 1/27/41	3,650	4,206
7.875% 3/15/19	12,228	14,789
Petroleos Mexicanos 4.875% 1/24/22 (b)	18,010	18,820
Phillips 66 5.875% 5/1/42 (b)	9,500	10,168
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,146
5.75% 1/15/20	1,000	1,171
6.125% 1/15/17	1,795	2,093
6.65% 1/15/37	2,795	3,422
Shell International Finance BV:
1.875% 3/25/13	7,000	7,086
6.375% 12/15/38	4,200	5,824
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,298
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,577
5.1% 8/17/40	2,000	2,390
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,405
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.: - continued
6.85% 6/1/39	$ 2,000	$ 2,549
Talisman Energy, Inc.:
5.5% 5/15/42	7,300	7,510
5.85% 2/1/37	5,000	5,321
Total Capital International SA 2.875% 2/17/22	4,175	4,230
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,000	1,067
6.1% 6/1/40	6,700	8,788
Valero Energy Corp. 6.625% 6/15/37	5,420	6,040
XTO Energy, Inc.:
5% 1/31/15	1,733	1,938
5.65% 4/1/16	1,189	1,413
		278,031
TOTAL ENERGY		305,995
FINANCIALS - 8.5%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,256
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,013
4.25% 5/24/21	6,500	7,119
Goldman Sachs Group, Inc.:
3.3% 5/3/15	2,225	2,193
3.625% 2/7/16	5,000	4,926
3.7% 8/1/15	7,848	7,786
5.125% 1/15/15	1,500	1,546
5.25% 7/27/21	4,500	4,455
5.625% 1/15/17	7,000	7,183
5.75% 1/24/22	2,400	2,464
6% 6/15/20	1,650	1,733
6.15% 4/1/18	1,951	2,038
6.25% 2/1/41	2,000	2,019
6.75% 10/1/37	14,510	14,306
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	3,997
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	14,475
Lazard Group LLC:
6.85% 6/15/17	3,804	4,182
7.125% 5/15/15	1,364	1,485
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	$ 3,140	$ 3,338
6.875% 4/25/18	6,991	7,685
Morgan Stanley:
2.875% 1/24/14	5,000	4,883
2.875% 7/28/14	1,000	972
4.2% 11/20/14	7,250	7,131
4.75% 4/1/14	4,287	4,230
5.45% 1/9/17	236	231
5.5% 7/28/21	3,400	3,186
5.625% 9/23/19	2,000	1,909
5.75% 1/25/21	5,000	4,717
5.95% 12/28/17	5,745	5,728
6% 5/13/14	3,242	3,298
6% 4/28/15	5,666	5,764
6.625% 4/1/18	5,055	5,133
7.3% 5/13/19	3,000	3,112
Royal Bank of Scotland PLC:
3.95% 9/21/15	6,500	6,483
4.875% 3/16/15	5,000	5,133
6.125% 1/11/21	3,700	3,951
State Street Corp. 2.875% 3/7/16	3,340	3,531
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,963
2.3% 7/28/16	1,000	1,034
5.45% 5/15/19	2,000	2,359
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,302
3.875% 1/15/15	2,000	2,065
5.75% 4/25/18	1,700	1,863
5.875% 12/20/17	3,500	3,848
		189,025
Commercial Banks - 2.3%
African Development Bank 1.125% 3/15/17	1,300	1,314
American Express Bank FSB 6% 9/13/17	615	722
Asian Development Bank 1.125% 3/15/17	5,000	5,069
Bank of America NA:
5.3% 3/15/17	3,500	3,564
6% 10/15/36	2,419	2,377
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Bank of Nova Scotia:
2.05% 10/7/15	$ 4,000	$ 4,105
4.375% 1/13/21	1,000	1,132
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,806
5.2% 7/10/14	2,000	2,105
BB&T Capital Trust IV 6.82% 6/12/77 (e)	3,510	3,528
BB&T Corp. 2.05% 4/28/14	2,000	2,041
BNP Paribas:
2.125% 12/21/12	2,000	2,006
3.6% 2/23/16	10,380	10,357
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,010
Comerica, Inc. 3% 9/16/15	1,268	1,308
Corporacion Andina de Fomento 3.75% 1/15/16	5,425	5,650
Council of Europe Development Bank 2.625% 2/16/16	4,250	4,447
Credit Suisse New York Branch:
2.2% 1/14/14	7,948	8,020
6% 2/15/18	15,651	16,646
European Bank for Reconstruction and Development:
1.625% 9/3/15	4,750	4,874
2.5% 3/15/16	3,800	4,031
European Investment Bank:
1.625% 6/15/17	4,640	4,642
1.75% 3/15/17	5,000	5,053
2.875% 9/15/20	9,000	9,378
Export-Import Bank of Korea:
4% 1/11/17	11,380	11,951
5% 4/11/22	6,170	6,722
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,677
3.625% 1/25/16	2,000	2,108
4.5% 6/1/18	824	874
8.25% 3/1/38	2,079	2,944
Fifth Third Bank 4.75% 2/1/15	3,422	3,641
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,069
5.1% 4/5/21	2,800	3,100
6.5% 9/15/37	10,000	11,213
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,895
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Inter-American Development Bank: - continued
1.125% 3/15/17	$ 17,100	$ 17,236
3% 4/22/14	7,700	8,071
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,006
1% 9/15/16	9,000	9,064
2.375% 5/26/15	12,300	12,935
JPMorgan Chase Bank 6% 10/1/17	7,075	7,868
KeyBank NA 5.8% 7/1/14	1,109	1,196
KeyCorp. 3.75% 8/13/15	7,000	7,377
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,704
6.7% 6/10/19	2,500	3,117
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,008
4.5% 1/11/21	1,000	1,060
5.25% 5/24/41	3,000	3,241
Regions Bank 7.5% 5/15/18	2,000	2,240
Royal Bank of Canada 2.3% 7/20/16	5,500	5,684
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,241
2.5% 7/14/16	1,200	1,247
U.S. Bancorp:
3.15% 3/4/15	5,000	5,280
4.125% 5/24/21	3,000	3,366
UnionBanCal Corp. 5.25% 12/16/13	656	691
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,484
6.6% 1/15/38	10,000	12,555
Wachovia Corp.:
5.5% 5/1/13	14,000	14,595
5.625% 10/15/16	3,367	3,775
5.75% 6/15/17	2,905	3,370
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,698
5.625% 12/11/17	5,972	6,931
Westpac Banking Corp.:
1.85% 12/9/13	9,800	9,902
4.875% 11/19/19	3,700	4,052
		338,373
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.3%
American Express Co.:
7.25% 5/20/14	$ 1,500	$ 1,662
8.15% 3/19/38	8,500	13,482
American Express Credit Corp. 2.75% 9/15/15	5,000	5,162
Capital One Bank (USA) NA 8.8% 7/15/19	2,020	2,566
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,397
7.375% 5/23/14	1,578	1,736
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,200
2.75% 6/24/15	1,500	1,568
2.85% 6/1/22	4,000	4,056
Discover Financial Services:
5.2% 4/27/22	1,000	1,062
6.45% 6/12/17	2,263	2,577
Ford Motor Credit Co. LLC:
2.75% 5/15/15	11,400	11,590
4.25% 2/3/17	7,600	8,102
5.875% 8/2/21	7,600	8,633
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,311
2.95% 5/9/16	11,691	12,058
3.5% 6/29/15	12,081	12,688
4.65% 10/17/21	2,000	2,199
5.625% 9/15/17	7,044	8,050
5.625% 5/1/18	15,000	17,053
5.875% 1/14/38	4,000	4,561
6.375% 11/15/67 (e)	9,000	9,259
6.875% 1/10/39	4,000	5,134
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,149
John Deere Capital Corp.:
1.6% 3/3/14	8,400	8,536
2.25% 4/17/19	10,250	10,499
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,017
Toyota Motor Credit Corp.:
1% 2/17/15	1,600	1,601
2.05% 1/12/17	9,000	9,214
		196,122
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.3%
Bank of America Corp.:
4.5% 4/1/15	$ 16,765	$ 17,144
5% 5/13/21	4,000	4,017
5.7% 1/24/22	5,350	5,688
5.75% 12/1/17	5,855	6,094
5.875% 1/5/21	6,640	6,937
6.5% 8/1/16	15,000	16,247
BP Capital Markets PLC:
3.125% 10/1/15	2,500	2,632
3.245% 5/6/22	7,750	7,878
3.875% 3/10/15	2,000	2,138
4.5% 10/1/20	2,000	2,237
4.75% 3/10/19	1,000	1,136
Capital One Capital V 10.25% 8/15/39	3,557	3,681
Capital One Capital VI 8.875% 5/15/40	1,000	1,022
Citigroup, Inc.:
2.65% 3/2/15	13,899	13,790
3.953% 6/15/16	1,450	1,474
4.45% 1/10/17	5,000	5,159
4.75% 5/19/15	15,244	15,884
5.875% 1/30/42	4,500	4,802
6.125% 5/15/18	5,731	6,239
6.5% 8/19/13	6,095	6,398
8.125% 7/15/39	8,000	10,638
8.5% 5/22/19	2,000	2,451
CME Group, Inc. 5.75% 2/15/14	501	541
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,074
3.875% 8/18/14	5,000	5,202
Export Development Canada 1.25% 10/27/15	3,000	3,066
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,327
6.375% 5/15/38	7,218	9,902
International Finance Corp.:
2.25% 4/11/16	5,700	6,043
2.75% 4/20/15	6,625	7,041
JPMorgan Chase & Co.:
3.15% 7/5/16	1,500	1,530
3.4% 6/24/15	10,710	11,056
3.7% 1/20/15	5,000	5,187
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
4.35% 8/15/21	$ 2,000	$ 2,089
4.5% 1/24/22	13,000	13,879
4.625% 5/10/21	1,500	1,591
5.5% 10/15/40	5,700	6,087
5.6% 7/15/41	1,500	1,638
6.3% 4/23/19	10,000	11,626
KfW:
1% 1/12/15	38,700	38,959
1.875% 1/14/13	3,100	3,127
4% 1/27/20	3,000	3,437
4.875% 6/17/19	25,000	30,276
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,018
3.875% 9/16/15	4,000	4,372
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,754
TECO Finance, Inc. 4% 3/15/16	2,875	3,087
		333,595
Insurance - 0.9%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,706
Allstate Corp.:
5.95% 4/1/36	3,100	3,780
6.2% 5/16/14	4,000	4,421
7.45% 5/16/19	3,000	3,858
American International Group, Inc.:
3.65% 1/15/14	3,700	3,769
3.8% 3/22/17	16,400	16,650
4.875% 9/15/16	5,400	5,696
4.875% 6/1/22	3,000	3,025
5.05% 10/1/15	3,000	3,174
5.85% 1/16/18	2,000	2,194
6.4% 12/15/20	2,900	3,256
8.25% 8/15/18	4,000	4,812
Aon Corp. 3.125% 5/27/16	8,000	8,317
Assurant, Inc. 5.625% 2/15/14	1,894	1,987
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	590
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,057
Marsh & McLennan Companies, Inc. 2.3% 4/1/17	5,000	5,020
MetLife, Inc.:
2.375% 2/6/14	3,000	3,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
5% 6/15/15	$ 1,153	$ 1,265
5.875% 2/6/41	2,400	2,961
7.717% 2/15/19	9,000	11,450
Prudential Financial, Inc.:
5.15% 1/15/13	3,146	3,225
5.4% 6/13/35	447	458
5.5% 3/15/16	421	466
5.625% 5/12/41	2,000	2,081
5.7% 12/14/36	380	402
6.2% 1/15/15	1,340	1,474
6.2% 11/15/40	2,400	2,671
7.375% 6/15/19	3,000	3,662
8.875% 6/15/38 (e)	2,944	3,503
The Chubb Corp.:
5.75% 5/15/18	4,175	5,124
6.5% 5/15/38	3,510	4,843
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,990
		137,951
Real Estate Investment Trusts - 0.0%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	538
Boston Properties, Inc. 4.125% 5/15/21	2,100	2,210
HRPT Properties Trust:
5.75% 11/1/15	881	919
6.25% 6/15/17	1,221	1,313
6.65% 1/15/18	612	664
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,191
		6,835
Real Estate Management & Development - 0.4%
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,101
Duke Realty LP:
5.4% 8/15/14	5,172	5,492
5.95% 2/15/17	630	704
6.25% 5/15/13	1,000	1,035
6.5% 1/15/18	1,000	1,145
ERP Operating LP:
4.625% 12/15/21	5,700	6,219
5.5% 10/1/12	3,403	3,455
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP:
4.75% 10/1/20	$ 1,000	$ 1,064
5.125% 3/2/15	840	894
5.5% 12/15/16	1,000	1,103
Mack-Cali Realty LP 4.5% 4/18/22	4,210	4,374
Regency Centers LP:
5.25% 8/1/15	2,113	2,264
5.875% 6/15/17	1,046	1,178
Simon Property Group LP:
2.8% 1/30/17	4,700	4,838
4.125% 12/1/21	3,200	3,476
4.2% 2/1/15	1,820	1,941
5.65% 2/1/20	4,300	5,071
Tanger Properties LP:
6.125% 6/1/20	4,408	5,085
6.15% 11/15/15	24	27
		51,466
TOTAL FINANCIALS		1,253,367
HEALTH CARE - 1.4%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,154
2.5% 11/15/16	2,000	2,052
3.875% 11/15/21	9,600	10,061
5.15% 11/15/41	11,150	11,534
5.85% 6/1/17	2,928	3,421
		30,222
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,446
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,464
4.125% 3/15/21	2,800	3,145
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,058
		10,113
Health Care Providers & Services - 0.5%
Aetna, Inc. 4.125% 6/1/21	7,000	7,762
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	$ 5,093	$ 5,153
3.9% 2/15/22 (b)	10,400	10,800
CIGNA Corp. 4% 2/15/22	4,600	4,784
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,985
6.3% 8/15/14	3,584	3,912
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,002
6.25% 6/15/14	2,000	2,189
7.25% 6/15/19	2,000	2,523
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,064
UnitedHealth Group, Inc. 4.375% 3/15/42	11,800	12,253
WellPoint, Inc.:
4.625% 5/15/42	2,600	2,629
5% 12/15/14	7,200	7,854
5.8% 8/15/40	4,000	4,720
		70,630
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,124
Pharmaceuticals - 0.6%
Abbott Laboratories 4.125% 5/27/20	9,500	10,891
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,399
6.45% 9/15/37	3,250	4,447
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,505
Hospira, Inc. 6.4% 5/15/15	2,000	2,232
Johnson & Johnson:
1.2% 5/15/14	4,700	4,780
4.85% 5/15/41	4,260	5,367
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,047
3.875% 1/15/21	1,000	1,137
4% 6/30/15	3,000	3,295
5% 6/30/19	5,970	7,198
5.85% 6/30/39	1,000	1,354
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,634
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,493
6.2% 3/15/19	4,000	5,051
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.: - continued
7.2% 3/15/39	$ 5,400	$ 8,239
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,087
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,066
6.125% 8/15/19	1,000	1,152
Wyeth 5.5% 2/1/14	5,400	5,838
		91,212
TOTAL HEALTH CARE		203,301
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,698
General Dynamics Corp. 2.25% 7/15/16	2,400	2,509
Honeywell International, Inc.:
5.375% 3/1/41	1,400	1,728
5.4% 3/15/16	3,400	3,917
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,080
4.85% 9/15/41	2,700	2,942
Raytheon Co.:
1.625% 10/15/15	1,000	1,029
3.125% 10/15/20	2,000	2,106
4.875% 10/15/40	1,000	1,103
The Boeing Co.:
5% 3/15/14	3,000	3,233
6% 3/15/19	1,000	1,257
6.875% 3/15/39	3,300	4,924
United Technologies Corp.:
3.1% 6/1/22	2,875	2,988
4.5% 4/15/20	4,000	4,614
4.5% 6/1/42	3,000	3,224
5.7% 4/15/40	2,000	2,487
6.125% 2/1/19	4,000	4,964
		50,803
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
3.875% 4/1/14	$ 3,900	$ 4,119
6.2% 1/15/38	2,500	3,427
		7,546
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	2,220	2,356
6.9% 7/2/19	681	728
		3,084
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,666
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,183
5.45% 10/15/12	613	624
6% 10/15/17	2,902	3,509
6.55% 10/15/37	4,250	5,720
Danaher Corp.:
1.3% 6/23/14	2,900	2,945
3.9% 6/23/21	2,900	3,268
General Electric Co. 5.25% 12/6/17	18,540	21,631
Tyco International Ltd./Tyco International Finance SA 6.875% 1/15/21	1,600	2,059
		41,939
Machinery - 0.1%
Caterpillar, Inc. 5.3% 9/15/35	7,000	8,604
Deere & Co. 5.375% 10/16/29	1,000	1,273
		9,877
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,732
Burlington Northern Santa Fe LLC 3.05% 3/15/22	10,000	10,149
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,212
CSX Corp. 7.375% 2/1/19	10,000	12,795
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,638
3.25% 12/1/21	5,000	5,228
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.: - continued
5.75% 1/15/16	$ 10,000	$ 11,564
Union Pacific Corp. 4.75% 9/15/41	2,800	3,008
		61,326
TOTAL INDUSTRIALS		179,241
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,159
4.45% 1/15/20	2,000	2,312
4.95% 2/15/19	3,479	4,107
5.9% 2/15/39	12,416	15,767
		25,345
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	2,000	2,178
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,018
3.3% 12/9/16	5,250	5,421
4.3% 6/1/21	2,780	2,828
4.75% 6/2/14	8,300	8,784
6% 9/15/41	1,500	1,637
		22,866
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,133
6% 10/1/12	3,840	3,906
6.55% 10/1/17	2,338	2,807
7.125% 10/1/37	2,475	3,401
		13,247
Internet Software & Services - 0.1%
Google, Inc.:
1.25% 5/19/14	4,720	4,792
3.625% 5/19/21	3,780	4,199
		8,991
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	$ 11,250	$ 11,218
1.95% 7/22/16	1,500	1,557
7.625% 10/15/18	13,000	17,327
		30,102
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,062
4.5% 5/15/21	4,000	4,128
5.625% 12/15/19	1,000	1,138
8.25% 5/15/14	3,902	4,375
		10,703
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,126
2.95% 6/1/14	2,000	2,097
4.2% 6/1/19	2,000	2,348
5.3% 2/8/41	1,500	1,923
Oracle Corp.:
5.375% 7/15/40	4,000	4,887
5.75% 4/15/18	7,400	8,977
		22,358
TOTAL INFORMATION TECHNOLOGY		133,612
MATERIALS - 1.2%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,151
Dow Chemical Co.:
4.125% 11/15/21	5,000	5,252
5.9% 2/15/15	2,500	2,800
7.6% 5/15/14	3,000	3,353
8.55% 5/15/19	2,358	3,121
9.4% 5/15/39	3,000	4,768
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,267
3.625% 1/15/21	5,000	5,458
4.625% 1/15/20	3,000	3,537
Lubrizol Corp. 8.875% 2/1/19	919	1,285
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	$ 3,800	$ 4,078
3.75% 9/30/15	2,000	2,145
4.875% 3/30/20	1,500	1,749
5.625% 12/1/40	1,800	2,278
Praxair, Inc.:
2.45% 2/15/22	4,650	4,602
3.25% 9/15/15	3,200	3,443
		53,287
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,999
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,259
6.8% 8/1/19	3,000	3,630
		6,889
Metals & Mining - 0.7%
Alcoa, Inc. 5.4% 4/15/21	12,100	12,486
ArcelorMittal SA:
3.75% 8/5/15	7,800	7,815
7% 10/15/39	4,400	4,246
9.85% 6/1/19	2,000	2,369
Barrick Gold Corp.:
3.85% 4/1/22 (b)	8,000	8,251
5.25% 4/1/42 (b)	4,500	4,814
BHP Billiton Financial (USA) Ltd.:
2.875% 2/24/22	9,300	9,414
5.5% 4/1/14	2,500	2,713
6.5% 4/1/19	2,500	3,192
Freeport-McMoRan Copper & Gold, Inc. 3.55% 3/1/22	5,125	5,087
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,143
6.25% 10/1/39	1,600	1,794
Rio Tinto Finance Ltd. (United States):
2.25% 9/20/16	1,200	1,241
3.75% 9/20/21	3,200	3,423
5.2% 11/2/40	1,000	1,166
6.5% 7/15/18	1,398	1,726
7.125% 7/15/28	2,000	2,755
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance Ltd. (United States): - continued
8.95% 5/1/14	$ 4,000	$ 4,582
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,116
5.2% 3/1/42	5,200	5,026
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,815
6.25% 1/23/17	9,395	10,593
		104,767
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,294
TOTAL MATERIALS		179,236
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,707
AT&T, Inc.:
2.4% 8/15/16	12,800	13,366
5.55% 8/15/41	7,300	8,582
5.8% 2/15/19	4,000	4,872
6.3% 1/15/38	838	1,040
6.7% 11/15/13	1,162	1,266
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,477	3,204
British Telecommunications PLC 9.625% 12/15/30	4,515	6,839
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,247
6.45% 6/15/21	5,250	5,442
7.6% 9/15/39	2,500	2,385
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,539
5.875% 8/20/13	10,000	10,569
6.75% 8/20/18	3,595	4,306
France Telecom SA:
2.125% 9/16/15	1,000	1,003
5.375% 7/8/19	4,000	4,534
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,349
6.15% 9/15/34	5,270	6,288
6.45% 6/15/34	11,795	14,502
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4.95% 9/30/14	$ 3,178	$ 3,099
5.25% 10/1/15	4,571	4,434
6.999% 6/4/18	1,776	1,769
7.175% 6/18/19	6,000	5,978
Telefonica Emisiones SAU:
3.992% 2/16/16	3,850	3,553
4.949% 1/15/15	3,000	2,897
5.462% 2/16/21	2,700	2,413
5.877% 7/15/19	2,000	1,868
6.421% 6/20/16	1,151	1,131
7.045% 6/20/36	2,600	2,312
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,481
2% 11/1/16	9,600	9,844
4.75% 11/1/41	1,000	1,095
6.25% 4/1/37	3,121	3,967
6.35% 4/1/19	6,000	7,517
6.9% 4/15/38	6,025	8,225
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,914
		173,537
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 6.125% 11/15/37	8,365	9,918
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,641
4.75% 10/1/14	4,500	4,848
5.875% 10/1/19	2,905	3,353
6.35% 3/15/40	1,000	1,147
6.375% 3/1/41	2,100	2,412
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,525
8.5% 11/15/18	3,486	4,771
Vodafone Group PLC:
2.875% 3/16/16	440	462
3.375% 11/24/15	1,000	1,070
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
5% 12/16/13	$ 2,275	$ 2,416
5.45% 6/10/19	6,000	7,209
		44,772
TOTAL TELECOMMUNICATION SERVICES		218,309
UTILITIES - 1.6%
Electric Utilities - 1.1%
Alabama Power Co. 5.2% 6/1/41	3,850	4,641
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,951
AmerenUE 6.4% 6/15/17	2,959	3,585
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,441
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,327
8.875% 11/15/18	2,000	2,641
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,512
3.4% 9/1/21	1,000	1,076
5.8% 3/15/18	9,945	12,050
Consumers Energy Co. 2.85% 5/15/22	6,650	6,783
Duke Capital LLC 5.668% 8/15/14	2,036	2,205
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	5,168
6% 1/15/38	3,450	4,585
Duke Energy Corp. 3.95% 9/15/14	4,500	4,786
Edison International 3.75% 9/15/17	3,000	3,175
FirstEnergy Solutions Corp.:
4.8% 2/15/15	9,000	9,634
6.8% 8/15/39	3,500	3,824
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,849
Mississippi Power Co. 4.25% 3/15/42	1,840	1,872
Nevada Power Co. 6.5% 8/1/18	1,555	1,927
Northern States Power Co. 5.25% 3/1/18	10,500	12,554
Pacific Gas & Electric Co. 5.4% 1/15/40	4,000	4,857
PacifiCorp 6% 1/15/39	6,193	8,214
Pennsylvania Electric Co. 6.05% 9/1/17	757	872
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,319
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,969
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.: - continued
6% 12/1/39	$ 3,200	$ 4,014
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,108
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,627
Southern California Edison Co. 4.5% 9/1/40	7,190	8,061
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,436
6.55% 5/15/36	5,500	7,726
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,959
6% 5/15/37	2,000	2,629
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,480
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,187
		168,044
Gas Utilities - 0.0%
ONEOK, Inc. 4.25% 2/1/22	1,200	1,261
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	505
		1,766
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,606
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,510
		9,116
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,356
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,334
5.5% 12/1/39	2,500	3,148
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,038
2.7697% 9/30/66 (e)	1,000	889
4.9% 8/1/41	2,000	2,253
7.5% 6/30/66 (e)	1,000	1,060
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,460
5.875% 10/1/12	2,893	2,942
6.5% 9/15/37	7,605	10,172
National Grid PLC 6.3% 8/1/16	1,463	1,696
NiSource Finance Corp.:
5.25% 9/15/17	835	934
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.4% 7/15/14	$ 1,334	$ 1,446
5.45% 9/15/20	5,111	5,814
6.25% 12/15/40	2,453	2,876
6.4% 3/15/18	1,532	1,805
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,149
Sempra Energy:
6% 10/15/39	1,000	1,272
6.5% 6/1/16	3,000	3,571
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,334
		54,549
TOTAL UTILITIES		233,475
TOTAL NONCONVERTIBLE BONDS (Cost $2,872,963)		3,165,695
U.S. Government and Government Agency Obligations - 41.7%

U.S. Government Agency Obligations - 3.9%
Fannie Mae:
0.5% 8/9/13	9,861	9,888
0.875% 8/28/14	68,669	69,368
1.75% 2/22/13	22,745	22,985
3.625% 2/12/13	55,295	56,586
Federal Farm Credit Bank 3% 9/22/14	50,000	52,891
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,106
0.375% 1/29/14	20,085	20,103
1% 6/21/17	35,300	35,378
5% 11/17/17	33,300	40,351
Freddie Mac:
0.75% 3/28/13	31,355	31,490
1% 8/27/14	13,211	13,397
1% 6/29/17	2,660	2,660
1.75% 9/10/15	20,385	21,130
2.375% 1/13/22	13,000	13,390
3.75% 3/27/19	2,300	2,654
4.875% 6/13/18	66,960	81,215
6.25% 7/15/32	7,700	11,549
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
6.75% 3/15/31	$ 26,000	$ 40,266
Tennessee Valley Authority:
5.25% 9/15/39	20,000	26,342
5.375% 4/1/56	5,395	7,579
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		569,328
U.S. Treasury Obligations - 37.8%
U.S. Treasury Bonds:
3.125% 11/15/41	30,650	33,658
3.125% 2/15/42	31,955	35,081
3.5% 2/15/39	12,115	14,318
3.75% 8/15/41	19,280	23,742
3.875% 8/15/40	30,080	37,821
4.25% 5/15/39	26,000	34,673
4.25% 11/15/40	811	1,084
4.375% 2/15/38	8,200	11,106
4.375% 11/15/39	100	136
4.375% 5/15/40	8,000	10,891
4.375% 5/15/41	57,765	78,777
4.5% 2/15/36	18,000	24,652
4.5% 5/15/38	15,000	20,712
4.5% 8/15/39	39,000	54,021
4.625% 2/15/40	21,500	30,372
4.75% 2/15/37	11,000	15,644
4.75% 2/15/41	54,830	79,092
5% 5/15/37	11,000	16,199
5.375% 2/15/31	49,760	73,808
6.25% 5/15/30	86,360	138,702
8% 11/15/21	75,392	119,490
8.75% 5/15/17	8,000	11,162
8.875% 8/15/17	5,000	7,102
8.875% 2/15/19	6,960	10,582
9% 11/15/18	4,000	6,056
9.125% 5/15/18	3,000	4,464
U.S. Treasury Notes:
0.125% 8/31/13	175,690	175,464
0.125% 9/30/13	116,470	116,293
0.125% 12/31/13	151,950	151,624
0.25% 10/31/13	112,680	112,689
0.25% 11/30/13	152,110	152,098
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 1/31/14	$ 81,560	$ 81,547
0.25% 2/28/14	218,600	218,549
0.25% 3/31/14	72,750	72,727
0.25% 4/30/14	76,750	76,729
0.25% 9/15/14	16,970	16,953
0.25% 12/15/14	240	240
0.25% 2/15/15	112,410	112,138
0.25% 5/15/15	32,500	32,406
0.375% 7/31/13	152,640	152,896
0.375% 11/15/14	11,080	11,096
0.375% 3/15/15	6,040	6,045
0.375% 4/15/15	5,240	5,245
0.5% 8/15/14	17,980	18,061
0.75% 12/15/13	980	987
0.75% 6/15/14	72,190	72,867
0.875% 11/30/16	43,120	43,669
0.875% 12/31/16	12,063	12,209
0.875% 1/31/17	54,880	55,532
0.875% 2/28/17	109,294	110,592
0.875% 4/30/17	68,300	69,052
1% 5/15/14	44,750	45,372
1% 8/31/16	100,010	101,854
1% 9/30/16	46,030	46,868
1% 10/31/16	86,750	88,309
1% 3/31/17	45,115	45,890
1.25% 3/15/14	330	336
1.25% 4/15/14	51,073	51,995
1.25% 8/31/15	92,000	94,508
1.25% 9/30/15	6,000	6,163
1.25% 10/31/15	39,660	40,741
1.25% 4/30/19	4,550	4,626
1.375% 9/30/18	25,650	26,387
1.375% 2/28/19	98,500	101,178
1.5% 12/31/13	1,300	1,325
1.5% 6/30/16	86,270	89,600
1.5% 7/31/16	31,340	32,564
1.5% 8/31/18	42,320	43,881
1.5% 3/31/19	12,800	13,236
1.75% 1/31/14	13,759	14,098
1.75% 3/31/14	950	976
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 7/31/15	$ 53,000	$ 55,240
1.75% 5/31/16	13,840	14,509
1.75% 10/31/18	10	11
1.75% 5/15/22	47,885	48,678
1.875% 2/28/14	1,660	1,706
1.875% 4/30/14	23,821	24,543
1.875% 6/30/15	60,900	63,660
1.875% 8/31/17	25,000	26,459
1.875% 10/31/17	13,000	13,761
2% 4/30/16	49,100	51,912
2% 11/15/21	1,140	1,190
2% 2/15/22	9,350	9,737
2.125% 5/31/15	86,030	90,500
2.125% 12/31/15	18,710	19,817
2.125% 2/29/16	145,700	154,533
2.125% 8/15/21	90,750	95,996
2.25% 5/31/14	20,570	21,374
2.25% 3/31/16	54,000	57,594
2.25% 11/30/17	11,000	11,875
2.375% 2/28/15	9,084	9,584
2.375% 7/31/17	25,000	27,088
2.5% 3/31/15	52,000	55,120
2.5% 4/30/15	50,580	53,694
2.5% 6/30/17	2,000	2,179
2.625% 6/30/14	31,801	33,351
2.625% 7/31/14	11,830	12,422
2.625% 12/31/14	49,640	52,572
2.625% 2/29/16	13,600	14,666
2.625% 4/30/18	10,200	11,258
2.625% 8/15/20	141,000	156,190
2.625% 11/15/20	94,180	104,209
2.75% 11/30/16	25,000	27,369
2.75% 12/31/17	3,000	3,323
3% 8/31/16	12,402	13,663
3% 9/30/16	22,000	24,264
3.125% 10/31/16	23,900	26,522
3.125% 5/15/21	50,876	58,317
3.25% 5/31/16	14,200	15,719
3.25% 12/31/16	25,000	27,955
3.375% 11/15/19	27,740	32,326
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 2/15/18	$ 4,000	$ 4,601
3.5% 5/15/20	81,800	96,224
3.625% 8/15/19	10	12
3.625% 2/15/20	59,600	70,621
3.625% 2/15/21	39,800	47,300
3.875% 5/15/18	8,000	9,422
4% 2/15/14	11,600	12,335
4% 2/15/15	9,600	10,541
4% 8/15/18	22,000	26,220
4.125% 5/15/15	19,300	21,423
4.25% 8/15/13	5,600	5,870
4.25% 11/15/13	12,007	12,702
4.25% 11/15/17	16,000	18,990
4.5% 5/15/17	13,000	15,426
4.625% 11/15/16	15,000	17,648
4.625% 2/15/17	14,000	16,585
4.75% 8/15/17	14,000	16,898
5.125% 5/15/16	13,100	15,455
TOTAL U.S. TREASURY OBLIGATIONS		5,564,119
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,717,844)		6,133,447
U.S. Government Agency - Mortgage Securities - 30.9%

Fannie Mae - 19.5%
2.294% 11/1/34 (e)	23,983	25,422
2.5% 3/1/27	460	475
2.5% 3/1/27 to 5/1/27	9,975	10,307
2.5% 6/1/27 (d)	5,000	5,161
2.5% 6/1/27 (d)	540	558
3% 9/1/26 to 4/1/42 (d)	72,495	75,863
3% 6/1/27 (d)	38,300	40,107
3% 6/1/27 (d)	7,200	7,540
3% 6/1/27 (d)	12,000	12,566
3% 6/1/42 (d)	2,000	2,050
3.084% 4/1/41 (e)	18,705	19,516
3.5% 10/1/18 to 6/1/27 (d)	137,295	144,985
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 9/1/25 (d)	$ 532	$ 562
3.5% 1/1/26	452	477
3.5% 3/1/26 (d)	1,129	1,192
3.5% 8/1/26 (d)	364	385
3.5% 9/1/26 (d)	226	239
3.5% 5/1/27 (d)	1,000	1,057
3.5% 6/1/27 (d)	1,000	1,056
3.5% 6/1/42 (d)	115,000	120,787
3.5% 6/1/42 (d)	30,000	31,510
4% 8/1/18 to 4/1/42	463,376	494,706
4% 6/1/27 (d)	1,000	1,062
4% 10/1/41	346	372
4% 6/1/42 (d)	13,200	14,062
4% 6/1/42 (d)	20,000	21,306
4% 6/1/42 (d)	7,000	7,457
4% 7/1/42 (d)	13,200	14,033
4% 7/1/42 (d)	20,000	21,262
4.496% 11/1/34 (e)	3,535	3,738
4.5% 4/1/18 to 11/1/41	530,860	572,004
4.5% 6/1/27 (d)	2,000	2,142
4.5% 6/13/42 (d)	8,000	8,584
4.5% 6/13/42 (d)	2,000	2,146
5% 6/1/13 to 4/1/41	395,366	428,500
5% 6/1/42 (d)	6,000	6,501
5% 6/1/42 (d)	3,000	3,251
5.5% 8/1/14 to 6/1/40 (d)	290,950	318,306
5.5% 6/1/42 (d)	31,000	33,801
5.5% 6/1/42 (d)	31,000	33,801
5.5% 6/1/42 (d)	2,000	2,181
6% 8/1/22 to 7/1/41	242,635	268,221
6% 6/1/42 (d)	2,000	2,202
6.5% 4/1/19 to 10/1/39	93,379	105,245
6.5% 6/1/42 (d)	1,000	1,125
TOTAL FANNIE MAE		2,867,823
Freddie Mac - 4.4%
1.853% 3/1/36 (e)	9,983	10,300
2.358% 12/1/35 (e)	9,335	9,873
3.5% 4/1/42	72,310	75,827
4% 10/1/40 to 1/1/42	96,606	103,036
4% 6/1/42 (d)	21,300	22,611
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 6/1/25 to 10/1/41	$ 166,960	$ 178,761
4.774% 9/1/37 (e)	3,791	4,032
4.818% 3/1/35 (e)	8,960	9,528
5% 4/1/23 to 9/1/40	100,885	109,443
5.5% 3/1/34 to 12/1/39	107,105	116,611
6% 4/1/32 to 8/1/37	5,401	6,005
6.5% 8/1/36 to 12/1/37	3,361	3,772
11.75% 9/1/13	1	1
TOTAL FREDDIE MAC		649,800
Ginnie Mae - 7.0%
3.5% 3/15/39 to 5/15/42	33,353	35,663
3.5% 6/1/42 (d)	15,000	16,021
3.5% 6/1/42 (d)	19,000	20,293
3.5% 6/1/42 (d)	22,000	23,497
4% 1/15/25 to 12/15/41	161,732	177,049
4% 7/15/41	492	541
4% 6/1/42 (d)	22,500	24,592
4% 6/1/42 (d)	6,000	6,558
4.5% 9/15/33 to 10/15/41	297,588	327,612
4.5% 6/1/42 (d)	2,000	2,196
5% 3/15/39 to 9/15/41	194,349	216,730
5.5% 10/15/35 to 4/15/41	82,526	91,854
6% 5/20/34 to 12/15/40	53,013	59,538
6.5% 8/20/36 to 2/15/39	20,168	23,022
TOTAL GINNIE MAE		1,025,166
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,397,508)		4,542,789
Asset-Backed Securities - 0.2%

Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,188
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,162
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,085
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,058
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	$ 6,000	$ 6,706
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	769	739
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (e)	5	5
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (e)	66	65
TOTAL ASSET-BACKED SECURITIES (Cost $24,693)		25,008
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	569
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (b)(e)	11	11
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	2,069	2,151
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	645
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	61
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,128)		3,437
Commercial Mortgage Securities - 2.1%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9026% 5/10/45 (e)	1,138	1,201
Series 2006-5:
Class A2, 5.317% 9/10/47	4,026	4,029
Class A3, 5.39% 9/10/47	1,768	1,851
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,705
Series 2007-4 Class A3, 5.9835% 2/10/51 (e)	1,265	1,318
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	58
Series 2007-3:
Class A3, 5.8366% 6/10/49 (e)	2,118	2,170
Class A4, 5.8366% 6/10/49 (e)	2,643	2,945
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,115
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	$ 155	$ 156
Class A4, 4.153% 11/10/38	1,608	1,650
Series 2005-1 Class A3, 4.877% 11/10/42	478	477
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	708
Series 2001-PB1 Class K, 6.15% 5/11/35 (b)	225	225
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,939	4,116
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(f)	2,295	87
Series 2007-5A, Class IO, 4.1484% 10/25/37 (b)(e)(f)	5,705	522
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.9046% 6/11/40 (e)	16,612	18,791
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,674
Series 2006-T22 Class A4, 5.7138% 4/12/38 (e)	159	180
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,536
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,535
Series 2007-C6 Class A4, 5.8852% 12/10/49 (e)	9,950	11,374
Series 2008-C7 Class A2B, 6.2761% 12/10/49 (e)	1,140	1,159
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,430
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,302
Class C, 5.476% 12/11/49	2,387	525
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (e)	1,268	1,351
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	266
COMM pass-thru certificates sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,702
Series 2007-C9 Class A4, 6.0063% 12/10/49 (e)	2,805	3,226
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (e)	1	1
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	7,190
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	$ 2,536	$ 2,717
Series 2007-C3 Class A4, 5.8672% 6/15/39 (e)	10,213	10,877
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,905	3,955
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,216
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (b)(e)	4,524	3,412
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	2	2
Class A4, 4.75% 1/15/37	590	616
Series 2006-C1 Class A3, 5.5958% 2/15/39 (e)	4,592	4,862
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3888% 2/15/22 (b)(e)	480	442
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	325
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	834	841
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,473
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4288% 11/5/21 (b)(e)	477	448
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,536	2,605
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,021
Series 2006-GG7:
Class A3, 6.0811% 7/10/38 (e)	1,080	1,079
Class A4, 6.0811% 7/10/38 (e)	10,980	12,391
GS Mortgage Securities Corp. II sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	275	277
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	288	292
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (e)	3,116	3,193
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	913
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	425	437
Class A3, 5.336% 5/15/47	529	574
Series 2007-CB19 Class A4, 5.9254% 2/12/49 (e)	17,057	19,153
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11 Class A2, 5.9877% 6/15/49 (e)	$ 3,159	$ 3,170
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	5,978
Series 2005-CB13 Class E, 5.5314% 1/12/43 (b)(e)	642	20
Series 2007-CB19:
Class B, 5.9254% 2/12/49 (e)	108	32
Class C, 5.9254% 2/12/49 (e)	283	54
Class D, 5.9254% 2/12/49 (e)	298	45
Series 2007-LDP10 Class ES, 5.7393% 1/15/49 (b)(e)	656	36
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1105% 7/15/44 (e)	3,327	3,803
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	172	173
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,057
Series 2007-C1:
Class A3, 5.398% 2/15/40	5,000	5,149
Class A4, 5.424% 2/15/40	1,163	1,307
Series 2007-C2 Class A3, 5.43% 2/15/40	611	669
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,795
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,674
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (b)(e)	406	370
Class E, 0.5288% 9/15/21 (b)(e)	1,465	1,292
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3909% 11/12/37 (e)	718	720
Series 2005-LC1 Class F, 5.5591% 1/12/44 (b)(e)	1,103	615
Series 2006-C1 Class A2, 5.803% 5/12/39 (e)	1,171	1,197
Series 2007-C1 Class A4, 6.0324% 6/12/50 (e)	4,800	5,304
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	3,068
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3603% 12/12/49 (e)	129	128
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	984	1,030
Series 2007-5:
Class A3, 5.364% 8/12/48	495	508
Class A4, 5.378% 8/12/48	51	54
Class B, 5.479% 8/12/48	3,804	866
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,150
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-7 Class A4, 5.81% 6/12/50 (e)	$ 4,438	$ 4,771
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	4,653	4,836
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	357
Series 2007-8 Class A3, 6.1649% 8/12/49 (e)	1,094	1,202
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.399% 10/15/20 (b)(e)	728	655
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,255	1,270
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	642	675
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,563
Series 2006-IQ11:
Class A3, 5.8615% 10/15/42 (e)	782	805
Class A4, 5.8975% 10/15/42 (e)	380	428
Series 2006-T23 Class A3, 5.9838% 8/12/41 (e)	647	662
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,066
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	46	46
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class E, 0.5198% 9/15/21 (b)(e)	252	200
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	908	915
Series 2003-C8 Class A3, 4.445% 11/15/35	4,478	4,509
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,454
Series 2007-C30:
Class A3, 5.246% 12/15/43	406	406
Class A4, 5.305% 12/15/43	373	396
Class A5, 5.342% 12/15/43	1,357	1,439
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,128
Series 2007-C32:
Class A2, 5.9223% 6/15/49 (e)	8,044	8,105
Class A3, 5.9273% 6/15/49 (e)	7,152	7,591
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(e)	602	598
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,151
Series 2005-C22:
Class B, 5.5332% 12/15/44 (e)	2,812	1,919
Class F, 5.5332% 12/15/44 (b)(e)	2,115	530
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,243
Series 2006-C25 Class AM, 5.9222% 5/15/43 (e)	664	713
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30 Class C, 5.483% 12/15/43 (e)	$ 3,804	$ 1,164
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0975% 2/15/51 (e)	839	931
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $225,122)		304,688
Municipal Securities - 0.8%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,392
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,377
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,380
7.55% 4/1/39	15,000	19,371
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,866
Series 2011, 5.877% 3/1/19	3,500	3,909
4.511% 3/1/15	1,590	1,685
4.961% 3/1/16	2,830	3,064
5.365% 3/1/17	1,875	2,064
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,967
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,448
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,833
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,277
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,723
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,790
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,222
Univ. of Texas Board of Regents Sys. Rev. Series 2010 C, 4.794% 8/15/46	9,640	11,727
TOTAL MUNICIPAL SECURITIES (Cost $105,909)		122,095
Foreign Government and Government Agency Obligations - 1.6%
	Principal Amount (000s)	Value (000s)
Brazilian Federative Republic:
4.875% 1/22/21	$ 15,540	$ 17,622
5.625% 1/7/41	13,000	15,178
6% 1/17/17	3,000	3,521
Canadian Government:
0.875% 2/14/17	2,200	2,205
2.375% 9/10/14	3,000	3,135
Chilean Republic 3.25% 9/14/21	9,000	9,419
Export Development Canada 1.25% 10/26/16	1,000	1,022
Hydro-Quebec 2% 6/30/16	7,310	7,569
Israeli State 4% 6/30/22	7,000	7,140
Italian Republic:
3.125% 1/26/15	16,000	15,391
6.875% 9/27/23	6,000	6,107
Korean Republic 7.125% 4/16/19	6,650	8,352
Manitoba Province 1.3% 4/3/17	3,420	3,475
New Brunswick Province 2.75% 6/15/18	4,350	4,674
Ontario Province:
0.95% 5/26/15	17,000	17,039
4% 10/7/19	15,000	17,126
Polish Government:
3.875% 7/16/15	4,350	4,513
5% 10/19/15	3,050	3,277
5% 3/23/22	14,500	15,189
Province of British Columbia:
1.2% 4/25/17	3,800	3,841
2.1% 5/18/16	3,800	3,980
Province of Quebec 2.75% 8/25/21	20,000	20,896
South African Republic:
5.875% 5/30/22	1,900	2,171
6.875% 5/27/19	5,700	6,812
United Mexican States:
3.625% 3/15/22	3,000	3,072
4.75% 3/8/44	1,250	1,263
5.125% 1/15/20	23,500	26,790
6.05% 1/11/40	6,000	7,290
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $225,811)		238,069
Supranational Obligations - 1.0%
	Principal Amount (000s)	Value (000s)
African Development Bank euro 3% 5/27/14	$ 5,000	$ 5,248
Asian Development Bank 2.75% 5/21/14	30,000	31,343
Corporacion Andina de Fomento 8.125% 6/4/19	6,925	8,676
European Investment Bank:
1.625% 3/15/13	3,000	3,026
2.875% 1/15/15	5,000	5,244
3.125% 6/4/14	72,000	75,131
Inter-American Development Bank 3.875% 9/17/19	5,000	5,838
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,061
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $131,754)		138,567
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,144)	1,725	1,851
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $742,449)	742,448,781	742,449
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $9,220)	$ 9,220	$ 9,220
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $14,456,545)		15,427,315
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(728,862)
NET ASSETS - 100%		$ 14,698,453
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
4% 6/1/42	$ (13,200)	(14,062)
4% 6/1/42	(20,000)	(21,306)
5.5% 6/1/42	(31,000)	(33,801)
5.5% 6/1/42	(31,000)	(33,801)
TOTAL TBA SALE COMMITMENTS (Proceeds $102,934)		$ (102,970)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,936,000 or 0.5% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$9,220,000 due 6/01/12 at 0.19%
Barclays Capital, Inc.	$ 2,572
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,812
UBS Securities LLC	4,836
$ 9,220
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 421
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,165,695	$ -	$ 3,165,695	$ -
U.S. Government and Government Agency Obligations	6,133,447	-	6,133,447	-
U.S. Government Agency - Mortgage Securities	4,542,789	-	4,542,789	-
Asset-Backed Securities	25,008	-	24,269	739
Collateralized Mortgage Obligations	3,437	-	2,807	630
Commercial Mortgage Securities	304,688	-	295,374	9,314
Municipal Securities	122,095	-	122,095	-
Foreign Government and Government Agency Obligations	238,069	-	238,069	-
Supranational Obligations	138,567	-	138,567	-
Preferred Securities	1,851	-	1,851	-
Money Market Funds	742,449	742,449	-	-
Cash Equivalents	9,220	-	9,220	-
Total Investments in Securities:	$ 15,427,315	$ 742,449	$ 14,674,183	$ 10,683
Other Financial Instruments:
TBA Sale Commitments	$ (102,970)	$ -	$ (102,970)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,100
Total Realized Gain (Loss)	525
Total Unrealized Gain (Loss)	(2,305)
Cost of Purchases	-
Proceeds of Sales	(978)
Amortization/Accretion	(175)
Transfers in to Level 3	2,059
Transfers out of Level 3	(1,543)
Ending Balance	$ 10,683
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (1,722)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $14,521,682,000. Net unrealized appreciation aggregated $905,633,000, of which $913,832,000 related to appreciated investment securities and $8,199,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012